Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	COP
Entity Registrant Name	CONOCOPHILLIPS
Entity Central Index Key	0001163165
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,279,692,596

Consolidated Income Statement (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues and Other Income
Sales and other operating revenues	$ 65,756		$ 57,296		$ 48,828
Equity in earnings of affiliates	1,234		1,368		1,439
Gain on dispositions	370		5,563		81
Other income	274		182		257
Total Revenues and Other Income	67,634		64,409		50,605
Costs and Expenses
Purchased commodities	29,975		24,969		21,349
Production and operating expenses	6,742		6,525		6,291
Selling, general and administrative expenses	867		811		664
Exploration expenses	1,066		1,155		1,182
Depreciation, depletion and amortization	7,015		8,169		8,407
Impairments	321		81		469
Taxes other than income taxes	4,021		2,804		1,862
Accretion on discounted liabilities	426		417		389
Interest and debt expense	954	[1]	1,167	[1]	1,267	[1]
Foreign currency transaction (gains) losses	22		(1)		11
Total Costs and Expenses	51,409		46,097		41,891
Income from continuing operations before income taxes	16,225		18,312		8,714
Provision for income taxes	8,770		7,863		4,917
Income From Continuing Operations	7,455		10,449		3,797
Income from discontinued operations	5,047	[2]	968	[2]	695	[2]
Net income	12,502		11,417		4,492
Less: net income attributable to noncontrolling interests	(66)		(59)		(78)
Net Income	12,436		11,358		4,414
Amounts Attributable to ConocoPhillips Common Shareholders:
Income from continuing operations	7,394		10,395		3,723
Income from discontinued operations	5,042		963		691
Net Income	$ 12,436		$ 11,358		$ 4,414
Basic
Continuing operations	$ 5.38		$ 7.03		$ 2.5
Discontinued operations	$ 3.66		$ 0.65		$ 0.46
Net Income Attributable to ConocoPhillips Per Share of Common Stock	$ 9.04		$ 7.68		$ 2.96
Diluted
Continuing operations	$ 5.33		$ 6.97		$ 2.48
Discontinued operations	$ 3.64		$ 0.65		$ 0.46
Net Income Attributable to ConocoPhillips Per Share of Common Stock	$ 8.97		$ 7.62		$ 2.94
Average Common Shares Outstanding (in thousands)
Basic	1,375,035		1,479,330		1,487,650
Diluted	1,387,100		1,491,067		1,497,608

[1]	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26-Separation of Downstream Business.
[2]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.

Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net of provision for income taxes on discontinued operations of:	$ 1,729	$ 470	$ 173

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income	$ 12,502		$ 11,417		$ 4,492
Defined benefit plans
Prior service cost (credit) arising during the period	19		(13)
Reclassification adjustment for amortization of prior service cost included in net income	2		15		21
Net change	21		2		21
Net actuarial loss arising during the period	(1,185)		(9)		(388)
Reclassification adjustment for amortization of prior net losses included in net income	226		215		206
Net change	(959)		206		(182)
Nonsponsored plans	(50)	[1]	5	[1]	39	[1]
Income taxes on defined benefit plans	375		(67)		52
Defined benefit plans, net of tax	(613)		146		(70)
Unrealized holding gain on securities	8	[2]	631	[2]
Reclassification adjustment for gain included in net income	(255)		(384)
Income taxes on unrealized holding gain on securities	89		(89)
Unrealized gain on securities, net of tax	(158)		158
Foreign currency translation adjustments	(387)		1,417		5,092
Reclassification adjustment for gain included in net income	(516)
Income taxes on foreign currency translation adjustments	(14)		(13)		(85)
Foreign currency translation adjustments, net of tax	(917)		1,404		5,007
Hedging activities	1				(2)
Income taxes on hedging activities					5
Hedging activities, net of tax	1				3
Other Comprehensive Income (Loss), Net of Tax	(1,687)		1,708		4,940
Comprehensive income	10,815		13,125		9,432
Less: comprehensive income attributable to noncontrolling interests	(66)		(59)		(78)
Comprehensive Income Attributable to ConocoPhillips	$ 10,749		$ 13,066		$ 9,354

[1]	Plans for which ConocoPhillips is not the primary obligor-primarily those administered by equity affiliates.
[2]	Available-for-sale securities of LUKOIL.

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 5,780	[1]	$ 9,454	[1]
Short-term investments	581	[1],[2]	973	[1],[2]
Accounts and notes receivable (net of allowance of $30 million in 2011 and $32 million in 2010)	14,648	[1]	13,787	[1]
Accounts and notes receivable-related parties	1,878	[1]	2,025	[1]
Investment in LUKOIL			1,083	[1]
Inventories	4,631	[1]	5,197	[1]
Prepaid expenses and other current assets	2,700	[1]	2,141	[1]
Total Current Assets	30,218	[1]	34,660	[1]
Investments and long-term receivables	32,108	[1]	31,581	[1]
Loans and advances-related parties	1,675	[1]	2,180	[1]
Net properties, plants and equipment	84,180	[1]	82,554	[1]
Goodwill	3,332	[1]	3,633	[1]
Intangibles	745	[1]	801	[1]
Other assets	972	[1]	905	[1]
Total Assets	153,230	[1]	156,314	[1]
Liabilities
Accounts payable	17,973	[1]	16,613	[1]
Accounts payable-related parties	1,680	[1]	1,786	[1]
Short-term debt	1,013	[1]	936	[1]
Accrued income and other taxes	4,220	[1]	4,874	[1]
Employee benefit obligations	1,111	[1]	1,081	[1]
Other accruals	2,071	[1]	2,129	[1]
Total Current Liabilities	28,068	[1]	27,419	[1]
Long-term debt	21,610	[1]	22,656	[1]
Asset retirement obligations and accrued environmental costs	9,329	[1]	9,199	[1]
Joint venture acquisition obligation-related party	3,582	[1]	4,314	[1]
Deferred income taxes	18,040	[1]	17,320	[1]
Employee benefit obligations	4,068	[1]	3,683	[1]
Other liabilities and deferred credits	2,784	[1]	2,599	[1]
Total Liabilities	87,481	[1]	87,190	[1]
Equity
Common stock (2,500,000,000 shares authorized at $.01 par value) Issued (2011-1,749,550,587 shares; 2010-1,740,529,279 shares) Par value	17	[1]	17	[1]
Capital in excess of par	44,725	[1]	44,132	[1]
Grantor trusts (at cost: 2010-36,890,375 shares)			(633)	[1]
Treasury stock (at cost: 2011-463,880,628 shares; 2010-272,873,537 shares)	(31,787)	[1]	(20,077)	[1]
Accumulated other comprehensive income	3,246	[1]	4,933	[1]
Unearned employee compensation	(11)	[1]	(47)	[1]
Retained earnings	49,049	[1]	40,252	[1]
Total Common Stockholders' Equity	65,239	[1]	68,577	[1]
Noncontrolling interests	510	[1]	547	[1]
Total Equity	65,749	[1]	69,124	[1]
Total Liabilities and Equity	$ 153,230	[1]	$ 156,314	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.
[2]	Includes marketable securities of: $ 232 602

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Marketable securities	$ 232	[1]	$ 602	[1]
Allowance for accounts and notes receivable	$ 30	[1]	$ 32	[1]
Common stock, shares authorized	2,500,000,000	[1]	2,500,000,000	[1]
Common stock, par value	$ 0.01	[1]	$ 0.01	[1]
Common stock, shares issued	1,749,550,587	[1]	1,740,529,279	[1]
Grantor trusts, shares			36,890,375	[1]
Treasury stock, shares	463,880,628	[1]	272,873,537	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 12,502		$ 11,417		$ 4,492
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	7,015		8,169		8,407
Impairments	321		81		469
Dry hole costs and leasehold impairments	470		477		606
Accretion on discounted liabilities	426		417		389
Deferred taxes	408		(865)		(1,036)
Undistributed equity earnings	(126)		(350)		(693)
Gain on dispositions	(370)		(5,563)		(81)
Income from discontinued operations	(5,047)	[1]	(968)	[1]	(695)	[1]
Other	(390)		(333)		330
Working capital adjustments
Decrease (increase) in accounts and notes receivable	(983)		247		1,324
Decrease (increase) in inventories	(73)		(35)		83
Decrease (increase) in prepaid expenses and other current assets	(334)		(14)		158
Increase (decrease) in accounts payable	1,234		227		(1,340)
Increase (decrease) in taxes and other accruals	(576)		1,546		(1,030)
Net cash provided by continuing operating activities	14,477		14,453		11,383
Net cash provided by discontinued operations	5,169		2,592		1,096
Net Cash Provided by Operating Activities	19,646		17,045		12,479
Cash Flows From Investing Activities
Capital expenditures and investments	(12,244)		(8,611)		(8,400)
Proceeds from asset dispositions	2,192		14,710		512
Net sales (purchases) of short-term investments	400		(982)
Long-term advances/loans-related parties	(9)		(113)		(175)
Collection of advances/loans-related parties	98		95		92
Other	56		218		9
Net cash provided by (used in) continuing investing activities	(9,507)		5,317		(7,962)
Net cash provided by (used in) discontinued operations	2,492		(652)		(1,973)
Net Cash Provided by (Used in) Investing Activities	(7,015)		4,665		(9,935)
Cash Flows From Financing Activities
Issuance of debt			118		9,087
Repayment of debt	(934)		(5,294)		(7,833)
Issuance of company common stock	96		133		13
Repurchase of company common stock	(11,123)		(3,866)
Dividends paid on company common stock	(3,632)		(3,175)		(2,832)
Other	(684)		(706)		(1,261)
Net cash used in continuing financing activities	(16,277)		(12,790)		(2,826)
Net cash used in discontinued operations	(28)		(29)		(29)
Net Cash Used in Financing Activities	(16,305)		(12,819)		(2,855)
Effect of Exchange Rate Changes on Cash and Cash Equivalents			21		98
Net Change in Cash and Cash Equivalents	(3,674)		8,912		(213)
Cash and cash equivalents at beginning of year	9,454	[2]	542		755
Cash and Cash Equivalents at End of Year	$ 5,780	[2]	$ 9,454	[2]	$ 542

[1]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.
[2]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Consolidated Statement of Changes in Equity (USD $) In Millions		Total	Par Value [Member]	Capital in Excess of Par [Member]	Treasury Stock [Member]	Grantor Trusts [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Employee Compensation [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2008	[1]	$ 56,266	$ 17	$ 43,396	$ (16,211)	$ (702)	$ (1,684)	$ (102)	$ 30,452	$ 1,100
Net income		4,492							4,414	78
Other comprehensive income		4,940					4,940
Cash dividends paid on company common stock		(2,832)							(2,832)
Distributions to noncontrolling interests and other		(588)								(588)
Distributed under benefit plans		320		285		35
Recognition of unearned compensation		26						26
Other	[1]	4					(31)		35
Balance at Dec. 31, 2009	[1]	62,628	17	43,681	(16,211)	(667)	3,225	(76)	32,069	590
Net income		11,417							11,358	59
Other comprehensive income		1,708					1,708
Cash dividends paid on company common stock		(3,175)							(3,175)
Repurchase of company common stock		(3,866)			(3,866)
Distributions to noncontrolling interests and other		(102)								(102)
Distributed under benefit plans		485		451		34
Recognition of unearned compensation		29						29
Balance at Dec. 31, 2010	[1]	69,124	17	44,132	(20,077)	(633)	4,933	(47)	40,252	547
Net income		12,502							12,436	66
Other comprehensive income		(1,687)					(1,687)
Cash dividends paid on company common stock		(3,632)							(3,632)
Repurchase of company common stock		(11,123)			(11,133)	10
Distributions to noncontrolling interests and other		(103)								(103)
Distributed under benefit plans		639		593	33	13
Recognition of unearned compensation		36						36
Transfer to treasury stock					(610)	610
Other		(7)							(7)
Balance at Dec. 31, 2011	[1]	$ 65,749	$ 17	$ 44,725	$ (31,787)		$ 3,246	$ (11)	$ 49,049	$ 510

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies

Note 1—Accounting Policies

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Consolidation Principles and Investments—Our consolidated financial statements include the accounts of majority-owned, controlled subsidiaries and variable interest entities where we are the primary beneficiary. The equity method is used to account for investments in affiliates in which we have the ability to exert significant influence over the affiliates’ operating and financial policies. When we do not have the ability to exert significant influence, the investment is either classified as available-for-sale if fair value is readily determinable, or the cost method is used if fair value is not readily determinable. Undivided interests in oil and gas joint ventures, pipelines, natural gas plants and terminals are consolidated on a proportionate basis. Other securities and investments are generally carried at cost.

As a result of our separation of Phillips 66 on April 30, 2012, the results of operations for our former refining, marketing and transportation businesses; most of our former Midstream segment; our former Chemicals segment; and our power generation and certain technology operations included in our former Emerging Businesses segment (collectively, our “Downstream business”), have been classified as discontinued operations for all periods presented. See Note 26—Separation of Downstream Business, for additional information. Additionally, we have realigned our reporting segments following the separation of Phillips 66 and have reflected those changes for all periods presented. We manage our operations through six operating segments, defined by geographic region: Alaska, Lower 48 and Latin America, Canada, Europe, Asia Pacific and Middle East, and Other International. For additional information, see Note 25—Segment Disclosures and Related Information.

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Foreign Currency Translation—Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common stockholders’ equity. Foreign currency transaction gains and losses are included in current earnings. Most of our foreign operations use their local currency as the functional currency.

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Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosures of contingent assets and liabilities. Actual results could differ from these estimates.

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Revenue Recognition—Revenues associated with sales of crude oil, bitumen, natural gas, liquefied natural gas (LNG), natural gas liquids and other items are recognized when title passes to the customer, which is when the risk of ownership passes to the purchaser and physical delivery of goods occurs, either immediately or within a fixed delivery schedule that is reasonable and customary in the industry.

Revenues associated with producing properties in which we have an interest with other producers are recognized based on the actual volumes we sold during the period. Any differences between volumes sold and entitlement volumes, based on our net working interest, which are deemed to be nonrecoverable through remaining production, are recognized as accounts receivable or accounts payable, as appropriate. Cumulative differences between volumes sold and entitlement volumes are generally not significant.

Revenues associated with transactions commonly called buy/sell contracts, in which the purchase and sale of inventory with the same counterparty are entered into “in contemplation” of one another, are combined and reported net (i.e., on the same income statement line).

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Shipping and Handling Costs—We include shipping and handling costs in production and operating expenses for production activities. Transportation costs related to marketing activities are recorded in purchased crude oil, natural gas and products. Freight costs billed to customers were recorded as a component of revenue.

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Cash Equivalents—Cash equivalents are highly liquid, short-term investments that are readily convertible to known amounts of cash and have original maturities of 90 days or less from their date of purchase. They are carried at cost plus accrued interest, which approximates fair value.

•

Short-Term Investments—Investments in bank time deposits and marketable securities (commercial paper and government obligations) with original maturities of greater than 90 days but less than one year are classified as short-term investments. See Note 16—Financial Instruments and Derivative Contracts, for additional information on these held-to-maturity financial instruments.

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Inventories—We have several valuation methods for our various types of inventories and consistently use the following methods for each type of inventory. Crude oil and petroleum products inventories are valued at the lower of cost or market in the aggregate, primarily on the last-in, first-out (LIFO) basis. Any necessary lower-of-cost-or-market write-downs at year end are recorded as permanent adjustments to the LIFO cost basis. LIFO is used to better match current inventory costs with current revenues and to meet tax-conformity requirements. Costs include both direct and indirect expenditures incurred in bringing an item or product to its existing condition and location, but not unusual/nonrecurring costs or research and development costs. Materials, supplies and other miscellaneous inventories, such as tubular goods and well equipment, are valued using various methods, including the weighted-average-cost method, and the first-in, first-out (FIFO) method, consistent with industry practice.

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Fair Value Measurements—We categorize assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly through market-corroborated inputs. Level 3 inputs are unobservable inputs for the asset or liability reflecting significant modifications to observable related market data or our assumptions about pricing by market participants.

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Derivative Instruments—Derivative instruments are recorded on the balance sheet at fair value. If the right of offset exists and certain other criteria are met, derivative assets and liabilities with the same counterparty are netted on the balance sheet and the collateral payable or receivable is netted against derivative assets and derivative liabilities, respectively.

Recognition and classification of the gain or loss that results from recording and adjusting a derivative to fair value depends on the purpose for issuing or holding the derivative. Gains and losses from derivatives not accounted for as hedges are recognized immediately in earnings. For derivative instruments that are designated and qualify as a fair value hedge, the gains or losses from adjusting the derivative to its fair value will be immediately recognized in earnings and, to the extent the hedge is effective, offset the concurrent recognition of changes in the fair value of the hedged item. Gains or losses from derivative instruments that are designated and qualify as a cash flow hedge or hedge of a net investment in a foreign entity are recognized in other comprehensive income and appear on the balance sheet in accumulated other comprehensive income until the hedged transaction is recognized in earnings; however, to the extent the change in the value of the derivative exceeds the change in the anticipated cash flows of the hedged transaction, the excess gains or losses will be recognized immediately in earnings.

•	Oil and Gas Exploration and Development—Oil and gas exploration and development costs are accounted for using the successful efforts method of accounting.

Property Acquisition Costs—Oil and gas leasehold acquisition costs are capitalized and included in the balance sheet caption properties, plants and equipment (PP&E). Leasehold impairment is recognized based on exploratory experience and management’s judgment. Upon achievement of all conditions necessary for reserves to be classified as proved, the associated leasehold costs are reclassified to proved properties.

Exploratory Costs—Geological and geophysical costs and the costs of carrying and retaining undeveloped properties are expensed as incurred. Exploratory well costs are capitalized, or “suspended,” on the balance sheet pending further evaluation of whether economically recoverable reserves have been found. If economically recoverable reserves are not found, exploratory well costs are expensed as dry holes. If exploratory wells encounter potentially economic quantities of oil and gas, the well costs remain capitalized on the balance sheet as long as sufficient progress assessing the reserves and the economic and operating viability of the project is being made. For complex exploratory discoveries, it is not unusual to have exploratory wells remain suspended on the balance sheet for several years while we perform additional appraisal drilling and seismic work on the potential oil and gas field or while we seek government or co-venturer approval of development plans or seek environmental permitting. Once all required approvals and permits have been obtained, the projects are moved into the development phase, and the oil and gas resources are designated as proved reserves.

Management reviews suspended well balances quarterly, continuously monitors the results of the additional appraisal drilling and seismic work, and expenses the suspended well costs as dry holes when it judges the potential field does not warrant further investment in the near term. See Note 8—Suspended Wells, for additional information on suspended wells.

Development Costs—Costs incurred to drill and equip development wells, including unsuccessful development wells, are capitalized.

Depletion and Amortization—Leasehold costs of producing properties are depleted using the unit-of-production method based on estimated proved oil and gas reserves. Amortization of intangible development costs is based on the unit-of-production method using estimated proved developed oil and gas reserves.

•

Capitalized Interest—Interest from external borrowings is capitalized on major projects with an expected construction period of one year or longer. Capitalized interest is added to the cost of the underlying asset and is amortized over the useful lives of the assets in the same manner as the underlying assets.

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Intangible Assets Other Than Goodwill—Intangible assets that have finite useful lives are amortized by the straight-line method over their useful lives. Intangible assets that have indefinite useful lives are not amortized but are tested at least annually for impairment. Each reporting period, we evaluate the remaining useful lives of intangible assets not being amortized to determine whether events and circumstances continue to support indefinite useful lives. These indefinite lived intangibles are considered impaired if the fair value of the intangible asset is lower than net book value. The fair value of intangible assets is determined based on quoted market prices in active markets, if available. If quoted market prices are not available, fair value of intangible assets is determined based upon the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants, or upon estimated replacement cost, if expected future cash flows from the intangible asset are not determinable.

•

Goodwill—Goodwill resulting from a business combination is not amortized but is tested at least annually for impairment. If the fair value of a reporting unit is less than the recorded book value of the reporting unit’s assets (including goodwill), less liabilities, then a hypothetical purchase price allocation is performed on the reporting unit’s assets and liabilities using the fair value of the reporting unit as the purchase price in the calculation. If the amount of goodwill resulting from this hypothetical purchase price allocation is less than the recorded amount of goodwill, the recorded goodwill is written down to the new amount. The Company’s remaining goodwill resides in its discontinued Downstream business and has been evaluated for impairment on a worldwide basis.

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Depreciation and Amortization—Depreciation and amortization of PP&E on producing hydrocarbon properties and certain pipeline assets (those which are expected to have a declining utilization pattern), are determined by the unit-of-production method. Depreciation and amortization of all other PP&E are determined by either the individual-unit-straight-line method or the group-straight-line method (for those individual units that are highly integrated with other units).

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Impairment of Properties, Plants and Equipment—PP&E used in operations are assessed for impairment whenever changes in facts and circumstances indicate a possible significant deterioration in the future cash flows expected to be generated by an asset group and annually in the fourth quarter following updates to corporate planning assumptions. If, upon review, the sum of the undiscounted pretax cash flows is less than the carrying value of the asset group, the carrying value is written down to estimated fair value through additional amortization or depreciation provisions and reported as impairments in the periods in which the determination of the impairment is made. Individual assets are grouped for impairment purposes at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets—generally on a field-by-field basis for exploration and production assets, or at an entire complex level for downstream assets. Because there usually is a lack of quoted market prices for long-lived assets, the fair value of impaired assets is typically determined based on the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants or based on a multiple of operating cash flow validated with historical market transactions of similar assets where possible. Long-lived assets committed by management for disposal within one year are accounted for at the lower of amortized cost or fair value, less cost to sell, with fair value determined using a binding negotiated price, if available, or present value of expected future cash flows as previously described.

The expected future cash flows used for impairment reviews and related fair value calculations are based on estimated future production volumes, prices and costs, considering all available evidence at the date of review. If the future production price risk has been hedged, the hedged price is used in the calculations for the period and quantities hedged. The impairment review includes cash flows from proved developed and undeveloped reserves, including any development expenditures necessary to achieve that production. Additionally, when probable reserves exist, an appropriate risk-adjusted amount of these reserves may be included in the impairment calculation.

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Impairment of Investments in Nonconsolidated Entities—Investments in nonconsolidated entities are assessed for impairment whenever changes in the facts and circumstances indicate a loss in value has occurred and annually following updates to corporate planning assumptions. When such a condition is judgmentally determined to be other than temporary, the carrying value of the investment is written down to fair value. The fair value of the impaired investment is based on quoted market prices, if available, or upon the present value of expected future cash flows using discount rates believed to be consistent with those used by principal market participants, plus market analysis of comparable assets owned by the investee, if appropriate.

•	Maintenance and Repairs—Costs of maintenance and repairs, which are not significant improvements, are expensed when incurred.

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Advertising Costs—Production costs of media advertising are deferred until the first public showing of the advertisement. Advances to secure advertising slots at specific sporting or other events are deferred until the event occurs. All other advertising costs are expensed as incurred, unless the cost has benefits that clearly extend beyond the interim period in which the expenditure is made, in which case the advertising cost is deferred and amortized ratably over the interim periods that clearly benefit from the expenditure.

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Property Dispositions—When complete units of depreciable property are sold, the asset cost and related accumulated depreciation are eliminated, with any gain or loss reflected in the “Gain on dispositions” line of our consolidated income statement. When less than complete units of depreciable property are disposed of or retired, the difference between asset cost and salvage value is charged or credited to accumulated depreciation.

•

Asset Retirement Obligations and Environmental Costs—The fair value of legal obligations to retire and remove long-lived assets are recorded in the period in which the obligation is incurred (typically when the asset is installed at the production location). When the liability is initially recorded, we capitalize this cost by increasing the carrying amount of the related PP&E. Over time the liability is increased for the change in its present value, and the capitalized cost in PP&E is depreciated over the useful life of the related asset. For additional information, see Note 11—Asset Retirement Obligations and Accrued Environmental Costs, for additional information.

Environmental expenditures are expensed or capitalized, depending upon their future economic benefit. Expenditures relating to an existing condition caused by past operations, and those having no future economic benefit, are expensed. Liabilities for environmental expenditures are recorded on an undiscounted basis (unless acquired in a purchase business combination) when environmental assessments or cleanups are probable and the costs can be reasonably estimated. Recoveries of environmental remediation costs from other parties, such as state reimbursement funds, are recorded as assets when their receipt is probable and estimable.

•

Guarantees—Fair value of a guarantee is determined and recorded as a liability at the time the guarantee is given. The initial liability is subsequently reduced as we are released from exposure under the guarantee. We amortize the guarantee liability over the relevant time period, if one exists, based on the facts and circumstances surrounding each type of guarantee. In cases where the guarantee term is indefinite, we reverse the liability when we have information indicating the liability is essentially relieved or amortize it over an appropriate time period as the fair value of our guarantee exposure declines over time. We amortize the guarantee liability to the related income statement line item based on the nature of the guarantee. When it becomes probable that we will have to perform on a guarantee, we accrue a separate liability if it is reasonably estimable, based on the facts and circumstances at that time. We reverse the fair value liability only when there is no further exposure under the guarantee.

•

Stock-Based Compensation—We recognize stock-based compensation expense over the shorter of the service period (i.e., the stated period of time required to earn the award) or the period beginning at the start of the service period and ending when an employee first becomes eligible for retirement. We have elected to recognize expense on a straight-line basis over the service period for the entire award, whether the award was granted with ratable or cliff vesting.

•

Income Taxes—Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial reporting basis and the tax basis of our assets and liabilities, except for deferred taxes on income considered to be permanently reinvested in certain foreign subsidiaries and foreign corporate joint ventures. Allowable tax credits are applied currently as reductions of the provision for income taxes. Interest related to unrecognized tax benefits is reflected in interest expense, and penalties in production and operating expenses.

•

Taxes Collected from Customers and Remitted to Governmental Authorities—Excise taxes are reported gross within sales and other operating revenues and taxes other than income taxes, while other sales and value-added taxes are recorded net in taxes other than income taxes.

•

Net Income Per Share of Common Stock—Basic net income per share of common stock is calculated based upon the daily weighted-average number of common shares outstanding during the year, including unallocated shares held by the stock savings feature of the ConocoPhillips Savings Plan. Also, this calculation includes fully vested stock and unit awards that have not been issued. Diluted net income per share of common stock includes the above, plus unvested stock, unit or option awards granted under our compensation plans and vested but unexercised stock options, but only to the extent these instruments dilute net income per share. For the purpose of the 2009 earnings per share calculation, net income attributable to ConocoPhillips was reduced by $12 million for the excess of the amount paid for the redemption of a noncontrolling interest over its carrying value, which was charged directly to retained earnings. Treasury stock and shares held by grantor trusts are excluded from the daily weighted-average number of common shares outstanding in both calculations.

Changes in Accounting Principles	12 Months Ended
Dec. 31, 2011
Changes in Accounting Principles

Note 2—Changes in Accounting Principles

Comprehensive Income

Effective December 31, 2011, we early adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2011-05, “Presentation of Comprehensive Income.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 220, “Comprehensive Income,” by requiring a more prominent presentation of the components of other comprehensive income. We elected the two-statement approach presenting other comprehensive income in a separate statement immediately following the income statement. On December 23, 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.” ASU 2011-12 defers the ASU 2011-05 requirement to present items reclassified into net income from other comprehensive income. This deferral only impacted the presentation requirement on the consolidated income statement.

Variable Interest Entities (VIEs)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities (VIEs)

Note 3—Variable Interest Entities (VIEs)

We hold variable interests in VIEs that have not been consolidated because we are not considered the primary beneficiary. Information on our significant VIE follows:

We have an agreement with Freeport LNG Development, L.P. (Freeport LNG) to participate in an LNG receiving terminal in Quintana, Texas. We have no ownership in Freeport LNG; however, we own a 50 percent interest in Freeport LNG GP, Inc. (Freeport GP), which serves as the general partner managing the venture. We entered into a credit agreement with Freeport LNG, whereby we agreed to provide loan financing for the construction of the terminal. We also entered into a long-term agreement with Freeport LNG to use 0.9 billion cubic feet per day of regasification capacity. The terminal became operational in June 2008, and we began making payments under the terminal use agreement. Freeport LNG began making loan repayments in September 2008, and the loan balance outstanding as of December 31, 2011, was $612 million. Freeport LNG is a VIE because Freeport GP holds no equity in Freeport LNG, and the limited partners of Freeport LNG do not have any substantive decision making ability. We performed an analysis of the expected losses and determined we are not the primary beneficiary. This expected loss analysis took into account that the credit support arrangement requires Freeport LNG to maintain sufficient commercial insurance to mitigate any loan losses. The loan to Freeport LNG is accounted for as a financial asset, and our investment in Freeport GP is accounted for as an equity investment.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories

Note 4—Inventories

Inventories at December 31 were:

	Millions of Dollars
	2011	2010
Crude oil and petroleum products	$3,633	4,254
Materials, supplies and other	998	943

	$4,631	5,197

Inventories valued on the LIFO basis totaled $3,387 million and $4,051 million at December 31, 2011 and 2010, respectively. The estimated excess of current replacement cost over LIFO cost of inventories amounted to approximately $8,400 million and $6,800 million at December 31, 2011 and 2010, respectively. In 2011, a liquidation of LIFO inventory values increased net income attributable to ConocoPhillips $160 million, of which $155 million was attributable to the discontinued R&M segment.

Assets Held for Sale or Sold	12 Months Ended
Dec. 31, 2011
Assets Held for Sale or Sold

Note 5—Assets Held for Sale or Sold

In December 2011, we sold our ownership interests in Colonial Pipeline Company and Seaway Crude Pipeline Company. The total carrying value of these assets, which were included in our discontinued R&M segment, was $348 million, which included $104 million of investment in equity affiliates and $244 million of allocated goodwill. The $1,661 million before-tax gain on these dispositions was included in the “Income from discontinued operations” line of our consolidated income statement.

In June 2010, we sold our 9.03 percent interest in the Syncrude Canada Ltd. joint venture for $4.6 billion. The $2.9 billion before-tax gain was included in the “Gain on dispositions” line of our consolidated income statement. At the time of disposition, Syncrude had a net carrying value of $1.75 billion, which included $1.97 billion of PP&E.

In February 2012, we signed definitive agreements to sell our Vietnam business for $1.29 billion, excluding customary working capital adjustments. The transaction is expected to close in the first half of 2012. At December 31, 2011, this business had a net carrying value of approximately $150 million, which included PP&E of $350 million.

See Note 6—Investments, Loans and Long-Term Receivables, for information on the disposition of our investment in OAO LUKOIL during 2010 and 2011.

Investments, Loans and Long-Term Receivables	12 Months Ended
Dec. 31, 2011
Investments, Loans and Long-Term Receivables

Note 6—Investments, Loans and Long-Term Receivables

Components of investments, loans and long-term receivables at December 31 were:

	Millions of Dollars
	2011	2010
Equity investments	$30,985	30,055
Loans and advances—related parties	1,675	2,180
Long-term receivables	559	922
Other investments	564	604

	$33,783	33,761

Equity Investments

Affiliated companies in which we had a significant equity investment at December 31, 2011, included:

•	Australia Pacific LNG (APLNG)—42.5 percent owned joint venture with Origin Energy (42.5 percent) and China Petrochemical Corporation (Sinopec) (15 percent)—to develop coalbed methane production from the Bowen and Surat basins in Queensland, Australia, as well as process and export LNG.

•	FCCL Partnership—50 percent owned business venture with Cenovus Energy Inc.—produces bitumen in the Athabasca oil sands in northeastern Alberta and sells the bitumen blend.

•	WRB Refining LP (discontinued operations)—50 percent owned business venture with Cenovus—owns the Wood River and Borger refineries, which process crude oil into refined products.

•	Qatar Liquefied Gas Company Limited 3 (QG3)—30 percent owned joint venture with affiliates of Qatar Petroleum (68.5 percent) and Mitsui & Co., Ltd. (1.5 percent)—produces and liquefies natural gas from Qatar’s North Field.

•	DCP Midstream, LLC (discontinued operations)—50 percent owned joint venture with Spectra Energy—owns and operates gas plants, gathering systems, storage facilities and fractionation plants.

•	Chevron Phillips Chemical Company LLC (CPChem) (discontinued operations)—50 percent owned joint venture with Chevron Corporation—manufactures and markets petrochemicals and plastics.

Summarized 100 percent financial information for equity method investments in affiliated companies, combined, was as follows (information includes LUKOIL until loss of significant influence):

	Millions of Dollars
	2011	2010	2009
Revenues	$77,263	105,589	128,881
Income before income taxes	11,958	11,250	12,121
Net income	11,089	9,495	9,145
Current assets	21,530	14,039	36,139
Noncurrent assets	76,300	79,411	126,163
Current liabilities	9,708	9,325	22,483
Noncurrent liabilities	22,993	24,412	30,960

Our share of income taxes incurred directly by the equity companies is reported in equity in earnings of affiliates, and as such is not included in income taxes in our consolidated financial statements.

At December 31, 2011, retained earnings included $2,814 million related to the undistributed earnings of affiliated companies. Dividends received from affiliates were $3,670 million, $2,282 million and $1,727 million in 2011, 2010 and 2009, respectively.

APLNG

In 2008, we closed on a transaction with Origin Energy, an integrated Australian energy company, to further enhance our long-term Australasian natural gas business. APLNG is focused on coalbed methane production from the Bowen and Surat basins in Queensland, Australia, and LNG processing and export sales. This transaction gives us access to coalbed methane resources in Australia and enhances our LNG position with the expected creation of an additional LNG hub targeting the Asia Pacific markets. Origin is the operator of APLNG’s production and pipeline system, while we will operate the LNG facility.

In April 2011, APLNG and Sinopec signed definitive agreements for APLNG to supply up to 4.3 million tonnes of LNG per year for 20 years. The agreements also specified terms under which Sinopec subscribed for a 15 percent equity interest in APLNG, with both our ownership interest and Origin Energy’s ownership interest diluting to 42.5 percent. The Subscription Agreement was completed in August 2011, and we recorded a loss on disposition of $279 million before- and after-tax from the dilution. The book value of our investment in APLNG was reduced by $795 million, and we reduced the currency translation adjustment associated with our investment by $516 million.

In November 2011, APLNG signed a binding Heads of Agreement with Japan-based Kansai Electric for the sale of approximately 1 million tonnes of LNG per year for 20 years. Under the terms of the agreement, Kansai Electric will be supplied LNG beginning in mid-2016. The agreement is also subject to a final investment decision on the second LNG train, which is expected in the first half of 2012.

In January 2012, APLNG and Sinopec signed an amendment to their existing LNG sales agreement for the sale and purchase of an additional 3.3 million tonnes of LNG per year through 2035, subject to a final investment decision on the second LNG train. This agreement, in combination with the Kansai Electric agreement, finalizes the marketing of the second train. In conjunction with the LNG sale, the parties have also agreed for Sinopec to subscribe for additional shares in APLNG, which will raise its equity interest from 15 percent to 25 percent. As a result, both our ownership interest and Origin Energy’s ownership interest would dilute from 42.5 percent to 37.5 percent. We expect to record a loss of approximately $135 million after-tax from the dilution.

At December 31, 2011, the book value of our equity method investment in APLNG was $9,467 million, which includes $2,716 million of cumulative translation effects due to a strengthening Australian dollar relative to the U.S. dollar. Our 42.5 percent share of the historical cost basis net assets of APLNG on its books under U.S. generally accepted accounting principles was $2,380 million, resulting in a basis difference of $7,087 million on our books. The amortizable portion of the basis difference, $5,192 million associated with PP&E, has been allocated on a relative fair value basis to individual exploration and production license areas owned by APLNG, most of which are not currently in production. Any future additional payments are expected to be allocated in a similar manner. Each exploration license area will periodically be reviewed for any indicators of potential impairment, which, if required, would result in acceleration of basis difference amortization. As the joint venture begins producing natural gas from each license, we amortize the basis difference allocated to that license using the unit-of-production method. Included in net income attributable to ConocoPhillips for 2011, 2010 and 2009 was after-tax expense of $17 million, $5 million and $4 million, respectively, representing the amortization of this basis difference on currently producing licenses.

FCCL and WRB

We have two 50/50 North American heavy oil business ventures with Cenovus Energy Inc.: FCCL Partnership, a Canadian upstream general partnership, and WRB Refining LP, a U.S. downstream limited partnership. We use the equity method of accounting for both entities, with the operating results of our investment in FCCL reflecting the use of the successful efforts method of accounting for oil and gas exploration and development activities.

At December 31, 2011, the book value of our investment in FCCL was $9,044 million. FCCL’s operating assets consist of the Foster Creek and Christina Lake steam-assisted gravity drainage bitumen projects, both located in the eastern flank of the Athabasca oil sands in northeastern Alberta. Cenovus is the operator and managing partner of FCCL. We are obligated to contribute $7.5 billion, plus accrued interest, to FCCL over a 10-year period that began in 2007. For additional information on this obligation, see Note 13—Joint Venture Acquisition Obligation.

At December 31, 2011, the book value of our investment in WRB was $3,722 million. WRB’s operating assets consist of the Wood River and Borger refineries, located in Roxana, Illinois, and Borger, Texas, respectively. As a result of our contribution of these two assets to WRB, a basis difference was created due to the fair value of the contributed assets recorded by WRB exceeding their historical book value. The difference is primarily amortized and recognized as a benefit evenly over a period of 26 years, which was the estimated remaining useful life of the refineries’ PP&E at the closing date. The basis difference at December 31, 2011, was $3,918 million. Equity earnings included in discontinued operations in 2011, 2010 and 2009 were increased by $185 million, $243 million and $209 million, respectively, due to amortization of the basis difference. We are the operator and managing partner of WRB. Cenovus is obligated to contribute $7.5 billion, plus accrued interest, to WRB over a 10-year period that began in 2007.

QG3

QG3 is a joint venture that owns an integrated large-scale LNG project located in Qatar. We provided project financing, with a current outstanding balance of $1,159 million as described below under “Loans and Long-term Receivables.” At December 31, 2011, the book value of our equity method investment in QG3 was $931 million. We have terminal and pipeline use agreements with Golden Pass LNG Terminal and affiliated Golden Pass Pipeline near Port Arthur, Texas, in which we have a 12.4 percent interest, intended to provide us with terminal and pipeline capacity for the receipt, storage and regasification of LNG purchased from QG3. However, currently the LNG from QG3 is being sold to markets outside of the United States.

DCP Midstream

DCP Midstream owns and operates gas plants, gathering systems, storage facilities and fractionation plants. At December 31, 2011, the book value of our equity method investment in DCP Midstream was $927 million. DCP Midstream markets a portion of its natural gas liquids to us and CPChem under a supply agreement that continues at the current volume commitment with a primary term ending December 31, 2014. This purchase commitment is on an “if-produced, will-purchase” basis and so has no fixed production schedule, but has had, and is expected over the remaining term of the contract to have, a relatively stable purchase pattern. Natural gas liquids are purchased under this agreement at various published market index prices, less transportation and fractionation fees.

CPChem

CPChem manufactures and markets petrochemicals and plastics. At December 31, 2011, the book value of our equity method investment in CPChem was $2,998 million. We have multiple supply and purchase agreements in place with CPChem, ranging in initial terms from one to 99 years, with extension options. These agreements cover sales and purchases of refined products, solvents, and petrochemical and natural gas liquids feedstocks, as well as fuel oils and gases. Delivery quantities vary by product, and are generally on an “if-produced, will-purchase” basis. All products are purchased and sold under specified pricing formulas based on various published pricing indices.

In anticipation of the separation of our Downstream business (including CPChem), we reached agreement with Chevron Corporation regarding CPChem that provides for CPChem to: (i) prior to the separation, suspend all cash distributions to its owners and accumulate its excess cash; and (ii) after the separation, use the accumulated cash and its excess cash flow to pay down $1 billion of its outstanding fixed-rate bonds on an accelerated basis. During this period of bond repayment, CPChem is not required to make any cash distributions to its owners.

LUKOIL

LUKOIL is an integrated energy company headquartered in Russia. We completed the disposition of our interest in LUKOIL during the first quarter of 2011, realizing a before-tax gain of $360 million, which was included in the “Gain on dispositions” line of our consolidated income statement, and cash proceeds of $1,243 million. Our ownership interest was 2.25 percent at December 31, 2010, and 20 percent at December 31, 2009.

On July 28, 2010, we announced our intention to sell our entire interest in LUKOIL, then consisting of 163.4 million shares. This decision was implemented as follows:

•	On July 28, 2010, we entered into a stock purchase and option agreement (the Agreement) with a wholly owned subsidiary of LUKOIL, pursuant to which such subsidiary purchased 64.6 million shares from us at a price of $53.25 per share, or $3,442 million in total. This transaction closed on August 16, 2010.

•	Also pursuant to the Agreement, the LUKOIL subsidiary had a 60-day option, expiring on September 26, 2010, to purchase any or all of our interest remaining at the time of exercise of the option, at a price of $56 per share. Upon exercise of this option, we sold 42.5 million shares on September 29, 2010, for proceeds of $2,380 million.

•	Finally, we sold our remaining shares in the open market subject to the terms of the Shareholder Agreement, with the final disposition of all shares occurring in the first quarter of 2011. The cost basis for shares sold was average cost.

During the third quarter of 2010, our ownership interest declined to a level at which we were no longer able to exercise significant influence over the operating and financial policies of LUKOIL. Accordingly, at the end of the third quarter of 2010, we stopped applying the equity method of accounting for our remaining investment in LUKOIL, and we reclassified the investment from “Investments and long-term receivables” to current assets on our consolidated balance sheet as an available-for-sale equity security.

In total, during 2010, we sold 151 million shares of LUKOIL for $8,345 million, realizing a before-tax gain on disposition of $1,749 million, which was included in the “Gain on dispositions” line of our consolidated income statement. Included in these amounts were sales proceeds of $1,793 million and a realized before-tax gain of $437 million incurred subsequent to classifying the investment as available-for-sale. The cost basis for shares sold is average cost.

At December 31, 2010, our then remaining investment in LUKOIL was carried at fair value of $1,083 million, reflecting a closing price of LUKOIL American Depositary Receipts (ADRs) on the London Stock Exchange of $56.50 per share. The carrying value reflected a pre-tax unrealized gain over our cost basis of $247 million. This unrealized gain, net of related income taxes, was reported as a component of accumulated other comprehensive income. The fair value was categorized as Level 1 in the fair value hierarchy.

While applying the equity method of accounting, a negative basis difference existed which was primarily amortized on a straight-line basis over a 22-year useful life as an increase to equity earnings. Equity earnings in 2010 and 2009 were increased $155 million and $157 million, respectively, due to amortization of this basis difference.

Loans and Long-Term Receivables

As part of our normal ongoing business operations and consistent with industry practice, we enter into numerous agreements with other parties to pursue business opportunities. Included in such activity are loans and long-term receivables to certain affiliated and non-affiliated companies. Loans are recorded when cash is transferred or seller financing is provided to the affiliated or non-affiliated company pursuant to a loan agreement. The loan balance will increase as interest is earned on the outstanding loan balance and will decrease as interest and principal payments are received. Interest is earned at the loan agreement’s stated interest rate. Loans and long-term receivables are assessed for impairment when events indicate the loan balance may not be fully recovered.

At December 31, 2011, significant loans to affiliated companies include the following:

•	$612 million in loan financing to Freeport LNG Development, L.P. for the construction of an LNG receiving terminal that became operational in June 2008. Freeport began making repayments in 2008 and is required to continue making repayments through full repayment of the loan in 2026. Repayment by Freeport is supported by “process-or-pay” capacity service payments made by us to Freeport under our terminal use agreement.

•	$1,159 million in project financing to QG3. We own a 30 percent interest in QG3, for which we use the equity method of accounting. The other participants in the project are affiliates of Qatar Petroleum and Mitsui. QG3 secured project financing of $4.0 billion in December 2005, consisting of $1.3 billion of loans from export credit agencies (ECA), $1.5 billion from commercial banks, and $1.2 billion from ConocoPhillips. The ConocoPhillips loan facilities have substantially the same terms as the ECA and commercial bank facilities. On December 15, 2011, QG3 achieved financial completion and all project loan facilities became nonrecourse to the project participants. Bi-annual repayments began in January 2011 and will extend through July 2022.

The long-term portion of these loans are included in the “Loans and advances—related parties” line on the consolidated balance sheet, while the short-term portion is in “Accounts and notes receivable—related parties.”

WRB Refining LP fully repaid its outstanding loans from us with payments of $550 million in 2011.

In November 2011, a long-term loan to a non-affiliated company related to seller financing of U.S. retail marketing assets was refinanced, which resulted in a receipt of $365 million. As part of the refinancing, we provided loan guarantees in support of $191 million of the total refinancing.

Long-term receivables and the long-term portion of these loans are included in the “Investments and long-term receivables” line on the consolidated balance sheet, while the short-term portion related to non-affiliate loans is in “Accounts and notes receivable.”

Other

We have investments remeasured at fair value on a recurring basis to support certain nonqualified deferred compensation plans. The fair value of these assets at December 31, 2011, was $336 million, and at December 31, 2010, was $325 million. Substantially the entire value is categorized in Level 1 of the fair value hierarchy. These investments are measured at fair value using a market approach based on quotations from national securities exchanges.

Merey Sweeny, L.P. (MSLP) owns a delayed coker and related facilities at the Sweeny Refinery. MSLP processes our long residue, which is produced from heavy sour crude oil, for a processing fee. Fuel-grade petroleum coke is produced as a by-product and becomes the property of MSLP. Prior to August 28, 2009, MSLP was owned 50/50 by us and Petróleos de Venezuela S.A. (PDVSA). Under the agreements that govern the relationships between the partners, certain defaults by PDVSA with respect to supply of crude oil to the Sweeny Refinery gave us the right to acquire PDVSA’s 50 percent ownership interest in MSLP, which we exercised on August 28, 2009. PDVSA has initiated arbitration with the International Chamber of Commerce challenging the exercise of the call right and claiming it was invalid. The arbitral tribunal is scheduled to hold hearings on the merits of the dispute in December 2012. We continue to use the equity method of accounting for our investment in MSLP.

Properties, Plants and Equipment	12 Months Ended
Dec. 31, 2011
Properties, Plants and Equipment

Note 7—Properties, Plants and Equipment

PP&E is recorded at cost. Oil and gas assets are mainly depreciated on a unit-of-production basis, so depreciable life will vary by field. In the discontinued R&M segment, investments in refining manufacturing facilities are generally depreciated on a straight-line basis over a 25-year life, and pipeline assets over a 45-year life. The company’s investment in PP&E, with accumulated depreciation, depletion and amortization (Accum. DD&A), at December 31 was:

	Millions of Dollars
	2011			2010
	Gross PP&E	Accum. DD&A	Net PP&E	Gross PP&E	Accum. DD&A	Net PP&E
E&P	$124,111	55,565	68,546	116,805	50,501	66,304
Midstream	135	86	49	128	80	48
R&M	22,096	8,128	13,968	23,579	8,999	14,580
LUKOIL Investment	—	—	—	—	—	—
Chemicals	—	—	—	—	—	—
Emerging Businesses	1,023	220	803	981	161	820
Corporate and Other	1,844	1,030	814	1,732	930	802

	$149,209	65,029	84,180	143,225	60,671	82,554

Suspended Wells	12 Months Ended
Dec. 31, 2011
Suspended Wells

Note 8—Suspended Wells

The following table reflects the net changes in suspended exploratory well costs during 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Beginning balance at January 1	$1,013	908	660
Additions pending the determination of proved reserves	96	216	342
Reclassifications to proved properties	(72)	(106)	(39)
Sales of suspended well investment	—	(4)	(21)
Charged to dry hole expense	—	(1)	(34)

Ending balance at December 31	$1,037	1,013	908

The following table provides an aging of suspended well balances at December 31, 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Exploratory well costs capitalized for a period of one year or less	$115	220	319
Exploratory well costs capitalized for a period greater than one year	922	793	589

Ending balance	$1,037	1,013	908

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	40	40	34

The following table provides a further aging of those exploratory well costs that have been capitalized for more than one year since the completion of drilling as of December 31, 2011:

	Millions of Dollars
		Suspended Since
Project	Total	2008-2010	2005-2007	2001-2004
Aktote—Kazakhstan(2)	$19	—	—	19
Alpine Satellite—Alaska(2)	21	—	—	21
Browse Basin—Australia(1)	216	216	—	—
Caldita/Barossa—Australia(1)	77	—	77	—
Fiord West—Alaska(2)	16	16	—	—
Harrison—U.K.(2)	15	—	15	—
Kairan—Kazakhstan(2)	27	—	14	13
Kalamkas—Kazakhstan(1)	14	5	5	4
Kashagan—Kazakhstan(1)	44	19	15	10
Malikai—Malaysia(2)	52	—	40	12
NPR-A—Alaska(2)	17	17	—	—
Petai—Malaysia(2)	30	19	11	—
Point Thomson—Alaska(2)	37	37	—	—
Rak More—Kazakhstan(1)	22	22	—	—
Saleski—Canada(1)	14	14	—	—
Shenandoah—Lower 48(1)	43	43	—	—
Sunrise 3—Australia(2)	13	13	—	—
Surmont III and beyond—Canada(1)	26	6	18	2
Su tu Nau—Vietnam(2)	18	9	9	—
Thornbury—Canada(1)	19	19	—	—
Tiber—Lower 48(1)	40	40	—	—
Titan—Norway(2)	11	11	—	—
Ubah—Malaysia(2)	34	34	—	—
Uge—Nigeria(1)	29	15	14	—
Sixteen projects of $10 million or less each(1)(2)	68	34	32	2

Total of 40 projects	$922	589	250	83

(1) Additional appraisal wells planned.

(2) Appraisal drilling complete; costs being incurred to assess development.

Goodwill and Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangibles

Note 9—Goodwill and Intangibles

Goodwill

Changes in the carrying amount of goodwill were as follows:

	Millions of Dollars
	2011			2010
	E&P*	R&M*	Total	E&P*	R&M*	Total
Balance as of January 1
Goodwill	$25,443	3,633	29,076	25,443	3,638	29,081
Accumulated impairment losses	(25,443)	—	(25,443)	(25,443)	—	(25,443)

	—	3,633	3,633	—	3,638	3,638
Goodwill allocated to assets held for sale or sold	—	(273)	(273)	—	—	—
Tax and other adjustments	—	(28)	(28)	—	(5)	(5)

Balance as of December 31
Goodwill	25,443	3,332	28,775	25,443	3,633	29,076
Accumulated impairment losses	(25,443)	—	(25,443)	(25,443)	—	(25,443)

	$—	3,332	3,332	—	3,633	3,633

*	E&P represents continuing operations, and R&M represents discontinued operations.

Intangible Assets

Information at December 31 on the carrying value of intangible assets follows:

	Millions of Dollars
	Gross Carrying Amount
	2011	2010
Indefinite-Lived Intangible Assets
Trade names and trademarks	$494	494
Refinery air and operating permits	207	245

	$701	739

At year-end 2011, our amortized intangible asset balance was $44 million, compared with $62 million at year-end 2010. Amortization expense was not material for 2011 and 2010, and is not expected to be material in future years.

Impairments	12 Months Ended
Dec. 31, 2011
Impairments

Note 10—Impairments

During 2011, 2010 and 2009, we recognized the following before-tax impairment charges:

	Millions of Dollars
	2011	2010	2009
Alaska	$2	6	—
Lower 48 and Latin America	71	19	56
Canada	253	13	296
Europe	(37)	43	104
Asia Pacific and Middle East	—	—	12
Corporate	32	—	1

	$321	81	469

Before-tax impairment charges included in discontinued operations for 2011, 2010 and 2009 were $471 million, $1,699 million and $66 million, respectively.

2011

During 2011, in our discontinued Downstream business, we recorded a $467 million impairment of our refinery and associated pipelines and terminals in Trainer, Pennsylvania. In September 2011, we announced plans to seek a buyer for the refinery and have idled the facility. If unable to sell the refinery, we expect to permanently close the plant by the end of the first quarter of 2012. Additionally, we recorded property impairments of $288 million, primarily in our Lower 48 and Latin America and Canada segments, largely as a result of lower natural gas price assumptions and reduced volume forecasts.

2010

During 2010, in our discontinued Downstream business, we recorded a $1,514 million impairment of our refinery in Wilhelmshaven, Germany, due to canceled plans for a project to upgrade the refinery, as well as a $98 million impairment as a result of our decision to end our participation in a new refinery project in Yanbu Industrial City, Saudi Arabia. We also recorded various property impairments of $81 million, primarily in our Europe and Lower 48 and Latin America segments.

2009

During 2009, we recorded property impairments of $417 million, mostly in our Lower 48 and Latin America, Canada and Europe segments, as a result of lower natural gas price assumptions, reduced volume forecasts, and higher royalty, operating costs and capital expenditure assumptions. Additionally, we recorded a noncash charge of $51 million before- and after-tax related to the full impairment of our exploration and production investments in Ecuador, due to their expropriation. An arbitration hearing on case merits occurred in March 2011, and the arbitration process is ongoing. Property impairments of $66 million in our discontinued Downstream business, primarily associated with planned asset dispositions, were also recorded during 2009.

Fair Value Remeasurements

The following table shows the values of assets, by major category, measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition:

	Millions of Dollars
		Fair Value Measurements Using				Before-Tax Loss Included in Discontinued Operations
	Fair Value*	Level 1 Inputs	Level 3 Inputs	Before-Tax Loss
Year ended December 31, 2011
Net PP&E (held for use)	$162		162	265		1
Equity method investments	274	—	274	399		4
Cost method investments	2	2	—	8		—

Year ended December 31, 2010
Net PP&E (held for use)	$307	—	307	1,604	**	1,508
Net PP&E (held for sale)	23	5	18	43		43
Equity method investments	735	—	735	645		—

*	Represents the fair value at the time of the impairment.
**	Includes a $55 million leasehold impairment charged to exploration expenses.

2011

During 2011, net PP&E held for use with a carrying amount of $427 million was written down to a fair value of $162 million, resulting in a before-tax loss of $265 million. The fair values were determined by the use of internal discounted cash flow models using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants and cash flow multiples for similar assets and alternative use.

Also during 2011, certain equity method investments were determined to have fair values below their carrying amount, and the impairments were considered to be other than temporary. This primarily included an investment associated with our Other International segment with a book value of $651 million, which was written down to its fair value of $256 million, resulting in a charge of $395 million before-tax. This was included in the “Equity in earnings of affiliates” line of our consolidated income statement. The fair value was determined by the application of an internal discounted cash flow model using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants. In addition, the fair value was determined by the comparison of market data for certain similar undeveloped properties.

2010

During 2010, in our discontinued Downstream business, net PP&E held for use with a carrying amount of $1,911 million was written down to a fair value of $307 million, resulting in a before-tax loss of $1,604 million. The fair values were determined by the use of internal discounted cash flow models using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants and cash flow multiples for similar assets and alternative use.

Also during 2010, net PP&E held for sale with a carrying amount of $64 million was written down to a fair value of $23 million less cost to sell of $2 million for a net $21 million, resulting in a before-tax loss of $43 million. The fair values were primarily determined by binding negotiated selling prices with third parties, with some adjusted for the fair value of certain liabilities retained.

In addition, an equity method investment associated with our Other International segment was determined to have a fair value below carrying amount, and the impairment was considered to be other than temporary. This investment with a book value of $1,380 million was written down to its fair value of $735 million, resulting in a charge of $645 million before-tax, which was included in the “Equity in earnings of affiliates” line of our consolidated income statement. The fair value was determined by the application of an internal discounted cash flow model using estimates of future production, prices, costs and a discount rate believed to be consistent with those used by principal market participants. In addition, the equity investment fair value was determined by the comparison of market data for certain similar undeveloped properties.

Asset Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations and Accrued Environmental Costs

Note 11—Asset Retirement Obligations and Accrued Environmental Costs

Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2011	2010
Asset retirement obligations	$8,920	8,776
Accrued environmental costs	922	994

Total asset retirement obligations and accrued environmental costs	9,842	9,770
Asset retirement obligations and accrued environmental costs due within one year*	(513)	(571)

Long-term asset retirement obligations and accrued environmental costs	$9,329	9,199

*	Classified as a current liability on the balance sheet, under the caption “Other accruals.”

Asset Retirement Obligations

We record the fair value of a liability for an asset retirement obligation when it is incurred (typically when the asset is installed at the production location). When the liability is initially recorded, we capitalize the associated asset retirement cost by increasing the carrying amount of the related PP&E. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the related asset.

We have numerous asset removal obligations that we are required to perform under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until several years, or decades, in the future and will be funded from general company resources at the time of removal. Our largest individual obligations involve plugging and abandonment of wells, removal and disposal of offshore oil and gas platforms around the world, oil and gas production facilities and pipelines in Alaska, and asbestos abatement at refineries.

During 2011 and 2010, our overall asset retirement obligation changed as follows:

	Millions of Dollars
	2011	2010
Balance at January 1	$8,776	8,295
Accretion of discount	435	422
New obligations	153	64
Changes in estimates of existing obligations	29	744
Spending on existing obligations	(327)	(314)
Property dispositions	(60)	(394)
Foreign currency translation	(86)	(41)

Balance at December 31	$8,920	8,776

Accrued Environmental Costs

Total accrued environmental costs at December 31, 2011 and 2010, were $922 million and $994 million, respectively. The 2011 decrease in total accrued environmental costs is due to payments and settlements during the year exceeding new accruals, accrual adjustments and accretion.

We had accrued environmental costs of $571 million and $624 million at December 31, 2011 and 2010, respectively, primarily related to cleanup at domestic refineries and underground storage tanks at U.S. service stations, and remediation activities required by Canada and the state of Alaska at exploration and production sites. We had also accrued in Corporate and Other $274 million and $278 million of environmental costs associated with nonoperator sites at December 31, 2011 and 2010, respectively. In addition, $77 million and $92 million were included at both December 31, 2011 and 2010, respectively, where the company has been named a potentially responsible party under the Federal Comprehensive Environmental Response, Compensation and Liability Act, or similar state laws. Accrued environmental liabilities are expected to be paid over periods extending up to 30 years.

Because a large portion of the accrued environmental costs were acquired in various business combinations, they are discounted obligations. Expected expenditures for acquired environmental obligations are discounted using a weighted-average 5 percent discount factor, resulting in an accrued balance for acquired environmental liabilities of $427 million at December 31, 2011. The expected future undiscounted payments related to the portion of the accrued environmental costs that have been discounted are: $58 million in 2012, $44 million in 2013, $22 million in 2014, $19 million in 2015, $20 million in 2016, and $373 million for all future years after 2016.

Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 12—Debt

Long-term debt at December 31 was:

	Millions of Dollars
	2011	2010
9.375% Notes due 2011	$—	328
9.125% Debentures due 2021	150	150
8.20% Debentures due 2025	150	150
8.125% Notes due 2030	600	600
7.9% Debentures due 2047	100	100
7.8% Debentures due 2027	300	300
7.68% Notes due 2012	7	15
7.65% Debentures due 2023	88	88
7.625% Debentures due 2013	100	100
7.40% Notes due 2031	500	500
7.375% Debentures due 2029	92	92
7.25% Notes due 2031	500	500
7.20% Notes due 2031	575	575
7% Debentures due 2029	200	200
6.95% Notes due 2029	1,549	1,549
6.875% Debentures due 2026	67	67
6.65% Debentures due 2018	297	297
6.50% Notes due 2011	—	500
6.50% Notes due 2039	2,250	2,250
6.50% Notes due 2039	500	500
6.00% Notes due 2020	1,000	1,000
5.951% Notes due 2037	645	645
5.95% Notes due 2036	500	500
5.90% Notes due 2032	505	505
5.90% Notes due 2038	600	600
5.75% Notes due 2019	2,250	2,250
5.625% Notes due 2016	1,250	1,250
5.50% Notes due 2013	750	750
5.20% Notes due 2018	500	500
4.75% Notes due 2012	897	897
4.75% Notes due 2014	1,500	1,500
4.60% Notes due 2015	1,500	1,500
4.40% Notes due 2013	400	400
Commercial paper at 0.34% – 0.341% at year-end 2011 and 0.14% – 0.34% at year-end 2010	1,128	1,182
Industrial Development Bonds due 2012 through 2038 at 0.08% – 5.75% at year-end 2011 and 0.33% – 5.75% at year-end 2010	252	252
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010	15	64
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party)	133	144
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% – 0.15% at year-end 2011 and 0.33% – 0.48% at year-end 2010	265	265
Other	28	31

Debt at face value	22,143	23,096
Capitalized leases	31	39
Net unamortized premiums and discounts	449	457

Total debt	22,623	23,592
Short-term debt	(1,013)	(936)

Long-term debt	$21,610	22,656

Maturities of long-term borrowings, inclusive of net unamortized premiums and discounts, in 2012 through 2016 are: $1,013 million, $1,275 million, $1,527 million, $1,571 million and $2,364 million, respectively. At December 31, 2011, we classified $1,058 million of short-term debt as long-term debt, based on our ability and intent to refinance the obligation on a long-term basis under our revolving credit facilities.

During 2011, the following debt instruments were repaid at their maturity:

•	The $328 million 9.375% Debentures due 2011.

•	The $500 million 6.50% Notes due 2011.

In August 2011, we increased our revolving credit facilities from $7.85 billion to $8.0 billion by replacing our $7.35 billion revolving credit facility with a $7.5 billion facility expiring in August 2016. We also have a $500 million facility expiring in July 2012. Our revolving credit facilities may be used as direct bank borrowings, as support for issuances of letters of credit totaling up to $750 million, or as support for our commercial paper programs. The revolving credit facilities are broadly syndicated among financial institutions and do not contain any material adverse change provisions or any covenants requiring maintenance of specified financial ratios or ratings. The facility agreements contain a cross-default provision relating to the failure to pay principal or interest on other debt obligations of $200 million or more by ConocoPhillips, or by any of its consolidated subsidiaries.

Credit facility borrowings may bear interest at a margin above rates offered by certain designated banks in the London interbank market or at a margin above the overnight federal funds rate or prime rates offered by certain designated banks in the United States. The agreements call for commitment fees on available, but unused, amounts. The agreements also contain early termination rights if our current directors or their approved successors cease to be a majority of the Board of Directors.

We have two commercial paper programs: the ConocoPhillips $6.35 billion program, primarily a funding source for short-term working capital needs, and the ConocoPhillips Qatar Funding Ltd. $1.5 billion commercial paper program, which is used to fund commitments relating to the Qatargas 3 Project. Commercial paper maturities are generally limited to 90 days. At both December 31, 2011 and 2010, we had no direct outstanding borrowings under the revolving credit facilities, but $40 million in letters of credit had been issued. In addition, under the two commercial paper programs, there was $1,128 million of commercial paper outstanding at December 31, 2011, compared with $1,182 million at December 31, 2010. Since we had $1,128 million of commercial paper outstanding and had issued $40 million of letters of credit, we had access to $6.8 billion in borrowing capacity under our revolving credit facilities at December 31, 2011.

Joint Venture Acquisition Obligation	12 Months Ended
Dec. 31, 2011
Joint Venture Acquisition Obligation

Note 13—Joint Venture Acquisition Obligation

In 2007, we closed on a business venture with Cenovus. As a part of the transaction, we are obligated to contribute $7.5 billion, plus interest, over a 10-year period that began in 2007, to the upstream business venture, FCCL Partnership, formed as a result of the transaction.

Quarterly principal and interest payments of $237 million began in the second quarter of 2007, and will continue until the balance is paid. Of the principal obligation amount, $732 million was short-term and was included in the “Accounts payable—related parties” line on our December 31, 2011, consolidated balance sheet. The principal portion of these payments, which totaled $695 million in 2011, is included in the “Other” line in the financing activities section of our consolidated statement of cash flows. Interest accrues at a fixed annual rate of 5.3 percent on the unpaid principal balance. Fifty percent of the quarterly interest payment is reflected as a capital contribution and is included in the “Capital expenditures and investments” line on our consolidated statement of cash flows.

Guarantees	12 Months Ended
Dec. 31, 2011
Guarantees

Note 14—Guarantees

At December 31, 2011, we were liable for certain contingent obligations under various contractual arrangements as described below. We recognize a liability, at inception, for the fair value of our obligation as a guarantor for newly issued or modified guarantees. Unless the carrying amount of the liability is noted below, we have not recognized a liability either because the guarantees were issued prior to December 31, 2002, or because the fair value of the obligation is immaterial. In addition, unless otherwise stated we are not currently performing with any significance under the guarantee and expect future performance to be either immaterial or have only a remote chance of occurrence.

Construction Completion Guarantees

In December 2005, we issued a construction completion guarantee for 30 percent of the $4.0 billion in loan facilities of Qatargas 3, which are being used to finance the construction of an LNG train in Qatar. Of the $4.0 billion in loan facilities, we committed to provide $1.2 billion. Effective December 15, 2011, the project achieved financial completion, the financing became nonrecourse to ConocoPhillips and our guarantee was released.

Guarantees of Joint Venture Debt

At December 31, 2011, we had guarantees outstanding for our portion of joint venture debt obligations, which have terms of up to 24 years. The maximum potential amount of future payments under the guarantees is approximately $100 million. Payment would be required if a joint venture defaults on its debt obligations.

Other Guarantees

•

In conjunction with our purchase of an ownership interest in APLNG from Origin Energy in October 2008, we agreed to participate, if and when requested, in any parent company guarantees that were outstanding at the time we purchased our interest in APLNG. These parent company guarantees cover the obligation of APLNG to deliver natural gas under several sales agreements with remaining terms of 5 to 20 years. Our maximum potential amount of future payments, or cost of volume delivery, under these guarantees is estimated to be $1,261 million ($2,820 million in the event of intentional or reckless breach) at December 2011 exchange rates based on our 42.5 percent share of the remaining contracted volumes, which could become payable if APLNG fails to meet its obligations under these agreements and the obligations cannot otherwise be mitigated. Future payments are considered unlikely, as the payments, or cost of volume delivery, would only be triggered if APLNG does not have enough natural gas to meet these sales commitments and if the co-venturers do not make necessary equity contributions into APLNG. Additionally, we have guaranteed the performance of APLNG with regard to certain contracts executed in connection with APLNG’s issuance of the Train 1 Notice to Proceed. Our maximum potential amount of future payments related to these guarantees is estimated to be $171 million at December 2011 exchange rates based on our 42.5 percent ownership in APLNG.

•

We have other guarantees with maximum future potential payment amounts totaling $450 million, which consist primarily of guarantees to fund the short-term cash liquidity deficits of certain joint ventures, a guarantee of minimum charter revenue for two LNG vessels, one small construction completion guarantee, guarantees relating to the startup of a refining joint venture, guarantees of the lease payment obligations of a joint venture, guarantees of the residual value of leased corporate aircraft, and guarantees of the performance of a business partner or some of its customers. These guarantees generally extend up to 13 years or life of the venture.

Indemnifications

Over the years, we have entered into various agreements to sell ownership interests in certain corporations, joint ventures and assets that gave rise to qualifying indemnifications. Agreements associated with these sales include indemnifications for taxes, environmental liabilities, permits and licenses, employee claims, real estate indemnity against tenant defaults, and litigation. The terms of these indemnifications vary greatly. The majority of these indemnifications are related to environmental issues, the term is generally indefinite and the maximum amount of future payments is generally unlimited. The carrying amount recorded for these indemnifications at December 31, 2011, was $362 million. We amortize the indemnification liability over the relevant time period, if one exists, based on the facts and circumstances surrounding each type of indemnity. In cases where the indemnification term is indefinite, we will reverse the liability when we have information the liability is essentially relieved or amortize the liability over an appropriate time period as the fair value of our indemnification exposure declines. Although it is reasonably possible future payments may exceed amounts recorded, due to the nature of the indemnifications, it is not possible to make a reasonable estimate of the maximum potential amount of future payments. Included in the recorded carrying amount were $218 million of environmental accruals for known contamination that are included in asset retirement obligations and accrued environmental costs at December 31, 2011. For additional information about environmental liabilities, see Note 15—Contingencies and Commitments.

Contingencies and Commitments	12 Months Ended
Dec. 31, 2011
Contingencies and Commitments

Note 15—Contingencies and Commitments

A number of lawsuits involving a variety of claims have been made against ConocoPhillips that arise in the ordinary course of business. We also may be required to remove or mitigate the effects on the environment of the placement, storage, disposal or release of certain chemical, mineral and petroleum substances at various active and inactive sites. We regularly assess the need for accounting recognition or disclosure of these contingencies. In the case of all known contingencies (other than those related to income taxes), we accrue a liability when the loss is probable and the amount is reasonably estimable. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. We do not reduce these liabilities for potential insurance or third-party recoveries. If applicable, we accrue receivables for probable insurance or other third-party recoveries. In the case of income-tax-related contingencies, we use a cumulative probability-weighted loss accrual in cases where sustaining a tax position is less than certain. See Note 20—Income Taxes, for additional information about income-tax-related contingencies.

Based on currently available information, we believe it is remote that future costs related to known contingent liability exposures will exceed current accruals by an amount that would have a material adverse impact on our consolidated financial statements. As we learn new facts concerning contingencies, we reassess our position both with respect to accrued liabilities and other potential exposures. Estimates particularly sensitive to future changes include contingent liabilities recorded for environmental remediation, tax and legal matters. Estimated future environmental remediation costs are subject to change due to such factors as the uncertain magnitude of cleanup costs, the unknown time and extent of such remedial actions that may be required, and the determination of our liability in proportion to that of other responsible parties. Estimated future costs related to tax and legal matters are subject to change as events evolve and as additional information becomes available during the administrative and litigation processes.

Environmental

We are subject to international, federal, state and local environmental laws and regulations. When we prepare our consolidated financial statements, we record accruals for environmental liabilities based on management’s best estimates, using all information that is available at the time. We measure estimates and base liabilities on currently available facts, existing technology, and presently enacted laws and regulations, taking into account stakeholder and business considerations. When measuring environmental liabilities, we also consider our prior experience in remediation of contaminated sites, other companies’ cleanup experience, and data released by the U.S. Environmental Protection Agency (EPA) or other organizations. We consider unasserted claims in our determination of environmental liabilities, and we accrue them in the period they are both probable and reasonably estimable.

Although liability of those potentially responsible for environmental remediation costs is generally joint and several for federal sites and frequently so for state sites, we are usually only one of many companies cited at a particular site. Due to the joint and several liabilities, we could be responsible for all cleanup costs related to any site at which we have been designated as a potentially responsible party. We have been successful to date in sharing cleanup costs with other financially sound companies. Many of the sites at which we are potentially responsible are still under investigation by the EPA or the state agencies concerned. Prior to actual cleanup, those potentially responsible normally assess the site conditions, apportion responsibility and determine the appropriate remediation. In some instances, we may have no liability or may attain a settlement of liability. Where it appears that other potentially responsible parties may be financially unable to bear their proportional share, we consider this inability in estimating our potential liability, and we adjust our accruals accordingly. As a result of various acquisitions in the past, we assumed certain environmental obligations. Some of these environmental obligations are mitigated by indemnifications made by others for our benefit and some of the indemnifications are subject to dollar limits and time limits.

We are currently participating in environmental assessments and cleanups at numerous federal Superfund and comparable state sites. After an assessment of environmental exposures for cleanup and other costs, we make accruals on an undiscounted basis (except those acquired in a purchase business combination, which we record on a discounted basis) for planned investigation and remediation activities for sites where it is probable future costs will be incurred and these costs can be reasonably estimated. We have not reduced these accruals for possible insurance recoveries. In the future, we may be involved in additional environmental assessments, cleanups and proceedings. See Note 11—Asset Retirement Obligations and Accrued Environmental Costs, for a summary of our accrued environmental liabilities.

Legal Proceedings

Our legal organization applies its knowledge, experience and professional judgment to the specific characteristics of our cases, employing a litigation management process to manage and monitor the legal proceedings against us. Our process facilitates the early evaluation and quantification of potential exposures in individual cases. This process also enables us to track those cases that have been scheduled for trial and/or mediation. Based on professional judgment and experience in using these litigation management tools and available information about current developments in all our cases, our legal organization regularly assesses the adequacy of current accruals and determines if adjustment of existing accruals, or establishment of new accruals, is required.

Other Contingencies

We have contingent liabilities resulting from throughput agreements with pipeline and processing companies not associated with financing arrangements. Under these agreements, we may be required to provide any such company with additional funds through advances and penalties for fees related to throughput capacity not utilized. In addition, at December 31, 2011, we had performance obligations secured by letters of credit of $1,954 million (of which $40 million was issued under the provisions of our revolving credit facility, and the remainder was issued as direct bank letters of credit) related to various purchase commitments for materials, supplies, services and items of permanent investment incident to the ordinary conduct of business.

In 2007, we announced we had been unable to reach agreement with respect to our migration to an empresa mixta structure mandated by the Venezuelan government’s Nationalization Decree. As a result, Venezuela’s national oil company, Petróleos de Venezuela S.A. (PDVSA), or its affiliates, directly assumed control over ConocoPhillips’ interests in the Petrozuata and Hamaca heavy oil ventures and the offshore Corocoro development project. In response to this expropriation, we filed a request for international arbitration on November 2, 2007, with the World Bank’s International Centre for Settlement of Investment Disputes (ICSID). An arbitration hearing was held before an ICSID tribunal during the summer of 2010, and we are currently awaiting an interim decision on key legal and factual issues. A separate arbitration hearing was held in January 2012 before the International Chamber of Commerce on ConocoPhillips’ separate claims against PDVSA for certain breaches of their Association Agreements prior to the expropriation.

In 2008, Burlington Resources, Inc., a wholly owned subsidiary of ConocoPhillips, initiated arbitration before ICSID against The Republic of Ecuador, as a result of the newly enacted Windfall Profits Tax Law and government-mandated renegotiation of our production sharing contracts. Despite a restraining order issued by ICSID, Ecuador confiscated the crude oil production of Burlington and its co-venturer and sold the illegally seized crude oil. In 2009, Ecuador took over operations in Blocks 7 and 21, fully expropriating our assets. In June 2010, the ICSID tribunal concluded it has jurisdiction to hear the expropriation claim. An arbitration hearing on case merits occurred in March 2011. On September 30, 2011, Ecuador filed a supplemental counterclaim asserting environmental damages, which we believe will not be material. The arbitration process is ongoing. For additional information, see Note 10—Impairments.

Long-Term Throughput Agreements and Take-or-Pay Agreements

We have certain throughput agreements and take-or-pay agreements in support of financing arrangements. The agreements typically provide for natural gas or crude oil transportation to be used in the ordinary course of the company’s business. The aggregate amounts of estimated payments under these various agreements are: 2012—$468 million; 2013—$467 million; 2014—$467 million; 2015—$458 million; 2016—$364 million; and 2017 and after—$4,890 million. Total payments under the agreements were $429 million in 2011, $216 million in 2010 and $114 million in 2009.

Financial Instruments and Derivative Contracts	12 Months Ended
Dec. 31, 2011
Financial Instruments and Derivative Contracts

Note 16—Financial Instruments and Derivative Contracts

Financial Instruments

We invest excess cash in financial instruments with maturities based on our cash forecasts for the various currency pools we manage. The maturities of these investments may from time to time extend beyond 90 days. The types of financial instruments in which we currently invest include:

•	Time deposits: Interest bearing deposits placed with approved financial institutions.

•	Commercial paper: Unsecured promissory notes issued by a corporation, commercial bank, or government agency purchased at a discount, maturing at par.

•	Government or government agency obligations: Negotiable debt obligations issued by a government or government agency.

These financial instruments appear in the “Cash and cash equivalents” line of our consolidated balance sheet if the maturities at the time we made the investments were 90 days or less; otherwise, these held-to-maturity investments are included in the “Short-term investments” line. At December 31, we held the following financial instruments:

	Millions of Dollars
	Carrying Amount
	Cash and Cash Equivalents		Short-Term Investments*
	2011	2010	2011	2010
Cash	$1,169	1,284	—	—

Time Deposits
Remaining maturities from 1 to 90 days	4,318	6,154	349	302
Remaining maturities from 91 to 180 days	—	—	—	69
Commercial Paper
Remaining maturities from 1 to 90 days	293	1,566	232	525
Remaining maturities from 91 to 180 days	—	—	—	—
Government Obligations
Remaining maturities from 1 to 90 days	—	450	—	77
Remaining maturities from 91 to 180 days	—	—	—	—

	$5,780	9,454	581	973

*	Carrying value approximates fair value.

Derivative Instruments

We use financial and commodity-based derivative contracts to manage exposures to fluctuations in foreign currency exchange rates, commodity prices, and interest rates, or to capture market opportunities. Since we are not currently using cash-flow hedge accounting, all gains and losses, realized or unrealized, from derivative contracts have been recognized in the consolidated income statement. Gains and losses from derivative contracts held for trading not directly related to our physical business, whether realized or unrealized, have been reported net in other income.

Purchase and sales contracts with fixed minimum notional volumes for commodities that are readily convertible to cash (e.g., crude oil, natural gas and gasoline) are recorded on the balance sheet as derivatives unless the contracts are eligible for and we elect the normal purchases and normal sales exception (i.e., contracts to purchase or sell quantities we expect to use or sell over a reasonable period in the normal course of business). We record most of our contracts to buy or sell natural gas and the majority of our contracts to sell power as derivatives, but we do apply the normal purchases and normal sales exception to certain long-term contracts to sell our natural gas production. We generally apply this normal purchases and normal sales exception to eligible crude oil and refined product commodity purchase and sales contracts; however, we may elect not to apply this exception (e.g., when another derivative instrument will be used to mitigate the risk of the purchase or sales contract but hedge accounting will not be applied, in which case both the purchase or sales contract and the derivative contract mitigating the resulting risk will be recorded on the balance sheet at fair value).

We value our exchange-traded derivatives using closing prices provided by the exchange as of the balance sheet date, and these are classified as Level 1 in the fair value hierarchy. Where exchange-provided prices are adjusted, non-exchange quotes are used, or when the instrument lacks sufficient liquidity, we generally classify those exchange-cleared contracts as Level 2. Over-the-counter (OTC) financial swaps and physical commodity forward purchase and sales contracts are generally valued using quotations provided by brokers and price index developers, such as Platts and Oil Price Information Service. These quotes are corroborated with market data and are classified as Level 2. In certain less liquid markets or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC swaps and physical commodity purchase and sales contracts are valued using internally developed methodologies that consider historical relationships among various commodities that result in management’s best estimate of fair value. These contracts are classified as Level 3. A contract that is initially classified as Level 3 due to absence or insufficient corroboration of broker quotes over a material portion of the contract will transfer to Level 2 when the portion of the trade having no quotes or insufficient corroboration becomes an insignificant portion of the contract. A contract would also transfer to Level 2 if we began using a corroborated broker quote that has become available. Conversely, if a corroborated broker quote ceases to be available or used by us, the contract would transfer from Level 2 to Level 3. There were no material transfers in or out of Level 1.

Financial OTC and physical commodity options are valued using industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic measures. The degree to which these inputs are observable in the forward markets determines whether the options are classified as Level 2 or 3.

We use a mid-market pricing convention (the mid-point between bid and ask prices). When appropriate, valuations are adjusted to reflect credit considerations, generally based on available market evidence.

The fair value hierarchy for our derivative assets and liabilities accounted for at fair value on a recurring basis was:

	Millions of Dollars
	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Commodity derivatives*	$2,807	1,947	72	4,826	1,456	1,744	63	3,263
Interest rate derivatives	—	31	—	31	—	20	—	20
Foreign currency exchange derivatives	—	13	—	13	—	15	—	15

Total assets	2,807	1,991	72	4,870	1,456	1,779	63	3,298

Liabilities
Commodity derivatives*	2,970	1,722	10	4,702	1,611	1,737	36	3,384
Foreign currency exchange derivatives	—	23	—	23	—	9	—	9

Total liabilities	2,970	1,745	10	4,725	1,611	1,746	36	3,393

Net assets (liabilities)	$(163)	246	62	145	(155)	33	27	(95)

*	2010 has been reclassified to conform to current-year presentation.

The derivative values above are based on analysis of each contract as the fundamental unit of account; therefore, derivative assets and liabilities with the same counterparty are not reflected net where the right of setoff exists. Gains or losses from contracts in one level may be offset by gains or losses on contracts in another level or by changes in values of physical contracts or positions that are not reflected in the table above.

As reflected in the table above, Level 3 activity was not material.

Commodity Derivative Contracts—We operate in the worldwide crude oil, bitumen, refined product, natural gas, LNG, natural gas liquids and electric power markets and are exposed to fluctuations in the prices for these commodities. These fluctuations can affect our revenues, as well as the cost of operating, investing and financing activities. Generally, our policy is to remain exposed to the market prices of commodities; however, we use futures, forwards, swaps and options in various markets to balance physical systems, meet customer needs, manage price exposures on specific transactions, and do a limited, immaterial amount of trading not directly related to our physical business. We also use the market knowledge gained from these activities to capture market opportunities such as moving physical commodities to more profitable locations, storing commodities to capture seasonal or time premiums, and blending commodities to capture quality upgrades. Derivatives may be used to optimize these activities which may move our risk profile away from market average prices.

The fair value of commodity derivative assets and liabilities and the line items where they appear on our consolidated balance sheet were:

	Millions of Dollars
	2011	2010
Assets
Prepaid expenses and other current assets	$4,433	3,073
Other assets	415	211
Liabilities
Other accruals	4,350	3,212
Other liabilities and deferred credits	374	193

Hedge accounting has not been used for any item in the table. The amounts shown are presented gross (i.e., without netting assets and liabilities with the same counterparty where the right of setoff exists).

The gains (losses) from commodity derivatives incurred, and the line items where they appear on our consolidated income statement were:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues	$907	(964)	1,717
Other income	(9)	(5)	4
Purchased commodities	(729)	915	(1,502)
Income from discontinued operations	(446)	(139)	(854)

Hedge accounting has not been used for any item in the table.

The table below summarizes our material net exposures resulting from outstanding commodity derivative contracts. These financial and physical derivative contracts are primarily used to manage price exposures on our underlying operations. The underlying exposures may be from non-derivative positions such as inventory volumes or firm natural gas transport contracts. Financial derivative contracts may also offset physical derivative contracts, such as forward sales contracts.

	Open Position Long /(Short)
	2011	2010
Commodity
Crude oil, refined products and natural gas liquids (millions of barrels)	(13)	(16)
Natural gas and power (billions of cubic feet equivalent)
Fixed price	(57)	(69)
Basis	(25)	(43)

Interest Rate Derivative Contracts—During the second quarter of 2010, we executed interest rate swaps to synthetically convert $500 million of our 4.60% fixed-rate notes due in 2015 to a floating rate based on the London Interbank Offered Rate (LIBOR). These swaps qualify for and are designated as fair-value hedges using the short-cut method of hedge accounting. The short-cut method permits the assumption that changes in the value of the derivative perfectly offset changes in the value of the debt; therefore, no gain or loss has been recognized due to hedge ineffectiveness.

The adjustments to the fair values of the interest rate swaps and hedged debt have not been material.

Foreign Currency Exchange Derivatives—We have foreign currency exchange rate risk resulting from international operations. We do not comprehensively hedge the exposure to movements in currency exchange rates, although we may choose to selectively hedge certain foreign currency exchange rate exposures, such as firm commitments for capital projects or local currency tax payments, dividends, and cash returns from net investments in foreign affiliates to be remitted within the coming year.

The fair value of foreign currency exchange derivative assets and liabilities, and the line items where they appear on our consolidated balance sheet were:

	Millions of Dollars
	2011	2010
Assets
Prepaid expenses and other current assets	$12	14
Other assets	1	1
Liabilities
Other accruals	23	7
Other liabilities and deferred credits	—	2

Hedge accounting has not been used for any item in the table. The amounts shown are presented gross.

Gains and losses from foreign currency exchange derivatives and the line item where they appear on our consolidated income statement were:

	Millions of Dollars
	2011	2010	2009
Foreign currency transaction (gains) losses	$(9)	115	(107)
Income from discontinued operations	(5)	3	(14)

Hedge accounting has not been used for any item in the table.

We had the following net notional position of outstanding foreign currency exchange derivatives:

	In Millions
	Notional Currency*
	2011		2010
Foreign Currency Exchange Derivatives
Sell U.S. dollar, buy other currencies**	USD	1,949	569
Sell euro, buy other currencies***	EUR	61	253

*	Denominated in U.S. dollars (USD) and euros (EUR).
**	Primarily euro, Canadian dollar, Norwegian krone and British pound.
***	Primarily Norwegian krone and British pound.

Credit Risk

Financial instruments potentially exposed to concentrations of credit risk consist primarily of cash equivalents, OTC derivative contracts and trade receivables. Our cash equivalents and short-term investments are placed in high-quality commercial paper, money market funds, government debt securities and time deposits with major international banks and financial institutions.

The credit risk from our OTC derivative contracts, such as forwards and swaps, derives from the counterparty to the transaction. Individual counterparty exposure is managed within predetermined credit limits and includes the use of cash-call margins when appropriate, thereby reducing the risk of significant nonperformance. We also use futures, swaps and option contracts that have a negligible credit risk because these trades are cleared with an exchange clearinghouse and subject to mandatory margin requirements until settled; however, we are exposed to the credit risk of those exchange brokers for receivables arising from daily margin cash calls, as well as for cash deposited to meet initial margin requirements.

Our trade receivables result primarily from our petroleum operations and reflect a broad national and international customer base, which limits our exposure to concentrations of credit risk. The majority of these receivables have payment terms of 30 days or less, and we continually monitor this exposure and the creditworthiness of the counterparties. We do not generally require collateral to limit the exposure to loss; however, we will sometimes use letters of credit, prepayments, and master netting arrangements to mitigate credit risk with counterparties that both buy from and sell to us, as these agreements permit the amounts owed by us or owed to others to be offset against amounts due us.

Certain of our derivative instruments contain provisions that require us to post collateral if the derivative exposure exceeds a threshold amount. We have contracts with fixed threshold amounts and other contracts with variable threshold amounts that are contingent on our credit rating. The variable threshold amounts typically decline for lower credit ratings, while both the variable and fixed threshold amounts typically revert to zero if we fall below investment grade. Cash is the primary collateral in all contracts; however, many also permit us to post letters of credit as collateral.

The aggregate fair value of all derivative instruments with such credit-risk-related contingent features that were in a liability position on December 31, 2011, was $237 million, for which $3 million of collateral was posted. If our credit rating were lowered one level from its “A” rating (per Standard and Poor’s) on December 31, 2011, we would be required to post no additional collateral to our counterparties. If we were downgraded below investment grade, we would be required to post $234 million of additional collateral, either with cash or letters of credit.

Fair Values of Financial Instruments

We used the following methods and assumptions to estimate the fair value of financial instruments:

•	Cash, cash equivalents and short-term investments: The carrying amount reported on the balance sheet approximates fair value.

•	Accounts and notes receivable: The carrying amount reported on the balance sheet approximates fair value.

•

Investment in LUKOIL shares: We completed the disposition of our interest in LUKOIL during the first quarter of 2011. At December 31, 2010, our investment in LUKOIL was carried at fair value of $1,083 million, reflecting a closing price of LUKOIL ADRs on the London Stock Exchange of $56.50 per share.

•	Debt: The carrying amount of our floating-rate debt approximates fair value. The fair value of the fixed-rate debt is estimated based on quoted market prices.

•

Fixed-rate 5.3 percent joint venture acquisition obligation: Fair value is estimated based on the net present value of the future cash flows, discounted at December 31, 2011, and December 31, 2010, using effective yield rates of 1.24 percent and 1.87 percent, respectively, based on yields of U.S. Treasury securities of similar average duration adjusted for our average credit risk spread and the amortizing nature of the obligation principal. See Note 13—Joint Venture Acquisition Obligation, for additional information.

•

Commodity swaps: Fair value is estimated based on forward market prices and approximates the exit price at period end. When forward market prices are not available, fair value is estimated using the forward prices of a similar commodity with adjustments for differences in quality or location.

•	Futures: Fair values are based on quoted market prices obtained from the New York Mercantile Exchange, the IntercontinentalExchange (ICE) Futures, or other traded exchanges.

•	Interest rate swap contracts: Fair value is estimated based on a pricing model and market-observable interest rate swap curves obtained from a third-party market data provider.

•

Forward-exchange contracts: Fair values are estimated by comparing the contract rate to the forward rates in effect at the end of the respective reporting periods, and approximate the exit prices at those dates.

Our commodity derivative and financial instruments were:

	Millions of Dollars
	Carrying Amount		Fair Value
	2011	2010	2011	2010
Financial Assets
Foreign currency exchange derivatives	$13	15	13	15
Interest rate derivatives	31	20	31	20
Commodity derivatives	814	624	814	624
Investment in LUKOIL	—	1,083	—	1,083
Financial Liabilities
Total debt, excluding capital leases	22,592	23,553	27,065	26,144
Joint venture acquisition obligation	4,314	5,009	4,820	5,600
Foreign currency exchange derivatives	23	9	23	9
Commodity derivatives	446	426	446	426

The amounts shown for derivatives in the preceding table are presented net (i.e., assets and liabilities with the same counterparty are netted where the right of setoff exists). In addition, the December 31, 2011, commodity derivative assets and liabilities appear net of no obligations to return cash collateral and $244 million of rights to reclaim cash collateral. The December 31, 2010, commodity derivative assets and liabilities appear net of $5 million of obligations to return cash collateral and $324 million of rights to reclaim cash collateral, respectively. No collateral was deposited or held for the foreign currency derivatives or interest rate derivatives.

Equity	12 Months Ended
Dec. 31, 2011
Equity

Note 17—Equity

Common Stock

The changes in our shares of common stock, as categorized in the equity section of the balance sheet, were:

	Shares
	2011	2010	2009
Issued
Beginning of year	1,740,529,279	1,733,345,558	1,729,264,859
Distributed under benefit plans	9,021,308	7,183,721	4,080,699

End of year	1,749,550,587	1,740,529,279	1,733,345,558

Held in Treasury
Beginning of year	272,873,537	208,346,815	208,346,815
Repurchase of common stock	155,453,382	64,526,722	—
Distributed under benefit plans	(475,696)	—	—
Transfer from grantor trust	36,029,405	—	—

End of year	463,880,628	272,873,537	208,346,815

Held in Grantor Trusts
Beginning of year	36,890,375	38,742,261	40,739,129
Repurchase of common stock	(157,470)	—	—
Distributed under benefit plans	(703,500)	(1,776,873)	(2,018,692)
Transfer to treasury stock	(36,029,405)	—	—
Other	—	(75,013)	21,824

End of year	—	36,890,375	38,742,261

Preferred Stock

We have authorized 500 million shares of preferred stock, par value $.01 per share, none of which was issued or outstanding at December 31, 2011 or 2010.

Noncontrolling Interests

At December 31, 2011 and 2010, we had outstanding $510 million and $547 million, respectively, of equity in less-than-wholly owned consolidated subsidiaries held by noncontrolling interest owners. The noncontrolling interest amounts are primarily related to operating joint ventures we control. The largest of these, amounting to $482 million and $520 million at December 31, 2011, and 2010, respectively, was related to Darwin LNG operations, located in Australia’s Northern Territory.

Preferred Share Purchase Rights

In 2002, our Board of Directors authorized and declared a dividend of one preferred share purchase right for each common share outstanding, and authorized and directed the issuance of one right per common share for any newly issued shares. The rights have certain anti-takeover effects. The rights will cause substantial dilution to a person or group that attempts to acquire ConocoPhillips on terms not approved by the Board of Directors. However, since the rights may either be redeemed or otherwise made inapplicable by ConocoPhillips prior to an acquirer obtaining beneficial ownership of 15 percent or more of ConocoPhillips’ common stock, the rights should not interfere with any merger or business combination approved by the Board of Directors prior to that occurrence. The rights, which expire June 30, 2012, will be exercisable only if a person or group acquires 15 percent or more of the company’s common stock or commences a tender offer that would result in ownership of 15 percent or more of the common stock. Each right would entitle stockholders to buy one one-hundredth of a share of preferred stock at an exercise price of $300. If an acquirer obtains 15 percent or more of ConocoPhillips’ common stock, then each right will be adjusted so that it will entitle the holder (other than the acquirer, whose rights will become void) to purchase, for the then exercise price, a number of shares of ConocoPhillips’ common stock equal in value to two times the exercise price of the right. In addition, the rights enable holders to purchase the stock of an acquiring company at a discount, depending on specific circumstances. We may redeem the rights in whole, but not in part, for one cent per right.

Non-Mineral Leases	12 Months Ended
Dec. 31, 2011
Non-Mineral Leases

Note 18—Non-Mineral Leases

The company leases ocean transport vessels, tugboats, barges, pipelines, railcars, corporate aircraft, service stations, drilling equipment, computers, office buildings and other facilities and equipment. Certain leases include escalation clauses for adjusting rental payments to reflect changes in price indices, as well as renewal options and/or options to purchase the leased property for the fair market value at the end of the lease term. There are no significant restrictions imposed on us by the leasing agreements with regard to dividends, asset dispositions or borrowing ability. Leased assets under capital leases were not significant in any period presented.

At December 31, 2011, future minimum rental payments due under noncancelable leases related to continuing and discontinued operations were:

	Millions of Dollars
2012	$767
2013	519
2014	382
2015	300
2016	202
Remaining years	591

Total	2,761
Less income from subleases	132	*

Net minimum operating lease payments	$2,629

*	Includes $64 million related to subleases to related parties.

Operating lease rental expense included in continuing operations for the years ended December 31 was:

	Millions of Dollars
	2011	2010	2009
Total rentals*	$304	267	259
Less sublease rentals	(14)	(14)	(18)

	$290	253	241

*	Includes $29 million, $16 million and $15 million of contingent rentals in 2011, 2010 and 2009, respectively. Contingent rentals primarily are related to drilling equipment and are based on usage or volume of product sold.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

Note 19—Employee Benefit Plans

Pension and Postretirement Plans

An analysis of the projected benefit obligations for our pension plans and accumulated benefit obligations for our postretirement health and life insurance plans follows:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Change in Benefit Obligation
Benefit obligation at January 1	$5,539	3,206	5,042	3,101	862	839
Service cost	225	98	229	90	10	11
Interest cost	247	178	260	169	42	46
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Plan amendments	—	(53)	12	—	35	—
Actuarial loss	642	195	305	59	20	14
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(29)	—	(101)	(2)	2

Benefit obligation at December 31*	$6,175	3,484	5,539	3,206	926	862

*Accumulated benefit obligation portion of above at December 31:	$5,363	2,939	4,905	2,711

Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	$3,890	2,581	3,144	2,281	—	—
Actual return on plan assets	64	53	458	259	—	—
Company contributions	673	226	597	216	41	50
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(27)	—	(63)	—	—

Fair value of plan assets at December 31	$4,149	2,722	3,890	2,581	—	—

Funded Status	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Amounts Recognized in the Consolidated Balance Sheet at December 31
Noncurrent assets	$—	94	—	156	—	—
Current liabilities	(118)	(5)	(74)	(4)	(62)	(51)
Noncurrent liabilities	(1,908)	(851)	(1,575)	(777)	(864)	(811)

Total recognized	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.30%	4.90	4.65	5.40	4.40	5.00
Rate of compensation increase	4.25	4.30	4.00	4.10	—	—

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.65%	5.40	5.35	5.80	5.00	5.60
Expected return on plan assets	7.00	6.40	7.00	6.50	—	—
Rate of compensation increase	4.00	4.10	4.00	4.50	—	—

For both U.S. and international pensions, the overall expected long-term rate of return is developed from the expected future return of each asset class, weighted by the expected allocation of pension assets to that asset class. We rely on a variety of independent market forecasts in developing the expected rate of return for each class of assets.

Included in accumulated other comprehensive income at December 31 were the following before-tax amounts that had not been recognized in net periodic benefit cost:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$2,240	705	1,567	444	(26)	(51)
Unrecognized prior service cost (credit)	52	(78)	61	(25)	(13)	(54)

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	$(858)	(307)	(70)	75	(20)	(14)
Amortization of (gain) loss included in income	185	46	167	55	(5)	(7)

Net change during the period	$(673)	(261)	97	130	(25)	(21)

Prior service (cost) credit arising during the period	$—	53	(12)	(1)	(34)	—
Amortization of prior service cost (credit) included in income	9	—	10	2	(7)	3

Net change during the period	$9	53	(2)	1	(41)	3

Amounts included in accumulated other comprehensive income at December 31, 2011, that are expected to be amortized into net periodic postretirement cost during 2012 are provided below:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$235	71	(3)
Unrecognized prior service cost	9	(9)	(4)

For our tax-qualified pension plans with projected benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $8,481 million, $7,377 million, and $6,098 million, respectively, at December 31, 2011, and $7,661 million, $6,718 million, and $5,706 million, respectively, at December 31, 2010.

For our unfunded nonqualified key employee supplemental pension plans, the projected benefit obligation and the accumulated benefit obligation were $499 million and $374 million, respectively, at December 31, 2011, and were $479 million and $407 million, respectively, at December 31, 2010.

The components of net periodic benefit cost related to continuing and discontinued operations of all defined benefit plans are presented in the following table:

	Millions of Dollars
	Pension Benefits						Other Benefits
	2011		2010		2009		2011	2010	2009
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.
Components of Net Periodic Benefit Cost
Service cost	$225	98	229	90	194	79	10	11	9
Interest cost	247	178	260	169	277	144	42	46	47
Expected return on plan assets	(280)	(175)	(224)	(147)	(184)	(125)	—	—	—
Amortization of prior service cost (credit)	9	—	10	2	11	1	(7)	3	9
Recognized net actuarial loss (gain)	165	46	167	55	186	35	(5)	(7)	(15)

Net periodic benefit cost	$366	147	442	169	484	134	40	53	50

We recognized pension settlement losses of $21 million in 2011 and $15 million in 2009. None were recognized in 2010.

We recognized special termination benefits of $5 million in 2009. None were recognized in 2011 and 2010.

In determining net pension and other postretirement benefit costs, we amortize prior service costs on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. For net actuarial gains and losses, we amortize 10 percent of the unamortized balance each year.

We have multiple nonpension postretirement benefit plans for health and life insurance. The health care plans are contributory and subject to various cost sharing features, with participant and company contributions adjusted annually; the life insurance plans are noncontributory. The measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate of 7.75 percent in 2012 that declines to 5 percent by 2023. A one-percentage-point change in the assumed health care cost trend rate would be immaterial to ConocoPhillips.

Plan Assets—We follow a policy of broadly diversifying pension plan assets across asset classes, investment managers, and individual holdings. As a result, our plan assets have no significant concentrations of credit risk. Asset classes that are considered appropriate include U.S. equities, non-U.S. equities, U.S. fixed income, non-U.S. fixed income, real estate and private equity investments. Plan fiduciaries may consider and add other asset classes to the investment program from time to time. The target allocations for plan assets are 56 percent equity securities, 35 percent debt securities, 6 percent real estate and 3 percent in all other types of investments. Generally, the investments in the plans are publicly traded, therefore minimizing liquidity risk in the portfolio.

Following is a description of the valuation methodologies used for the pension plan assets. There have been no changes in the methodologies used at December 31, 2011 and 2010.

•	Fair values of equity securities and government debt securities categorized in Level 1 are primarily based on quoted market prices.

•

Fair values of corporate debt securities, agency and mortgage-backed securities and government debt securities categorized in Level 2 are estimated using recently executed transactions and market price quotations. If there have been no market transactions in a particular fixed income security, its fair market value is calculated by pricing models that benchmark the security against other securities with actual market prices. When observable price quotations are not available, fair value is based on pricing models that use something other than actual market prices (e.g., observable inputs such as benchmark yields, reported trades and issuer spreads for similar securities), and these securities are categorized in Level 3 of the fair value hierarchy.

•	Fair values of investments in common/collective trusts are determined by the issuer of each fund based on the fair value of the underlying assets.

•	Fair values of mutual funds are valued based on quoted market prices, which represent the net asset value of shares held.

•	Cash is valued at cost, which approximates fair value. Fair values of cash equivalents categorized in Level 2 are valued using observable yield curves, discounting and interest rates.

•

Fair values of exchange-traded derivatives classified in Level 1 are based on quoted market prices. For other derivatives classified in Level 2, the values are generally calculated from pricing models with market input parameters from third-party sources.

•	Private equity funds are valued at net asset value as determined by the issuer based on the fair value of the underlying assets.

•	Fair values of insurance contracts are valued at the present value of the future benefit payments owed by the insurance company to the Plans’ participants.

•	Fair values of real estate investments are valued using real estate valuation techniques and other methods that include reference to third-party sources and sales comparables where available.

•

A portion of U.S. pension plan assets is held as a participating interest in an insurance annuity contract. This participating interest is calculated as the market value of investments held under this contract, less the accumulated benefit obligation covered by the contract. The participation interest is classified as Level 3 in the fair value hierarchy as the fair value is determined via a combination of comparison to quoted market prices and estimation using recently executed transactions and market price quotations for contract assets, and an actuarial present value computation for contract obligations. At December 31, 2011, the participating interest in the annuity contract was valued at $144 million and consisted of $391 million in debt securities, less $247 million for the accumulated benefit obligation covered by the contract. At December 31, 2010, the participating interest in the annuity contract was valued at $92 million and consisted of $357 million in debt securities, less $265 million for the accumulated benefit obligation covered by the contract. The net change from 2010 to 2011 is due to an increase in the fair market value of the underlying investments of $34 million and a decrease in the present value of the contract obligation of $18 million. The participating interest is not available for meeting general pension benefit obligations in the near term. No future company contributions are required and no new benefits are being accrued under this insurance annuity contract.

The fair values of our pension plan assets at December 31, by asset class were as follows:

	Millions of Dollars
	U.S.				International
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
2011
Equity Securities
U.S.	$1,251	—	—	1,251	413	—	—	413
International	803	—	—	803	413	—	—	413
Common/collective trusts	—	634	—	634	—	234	—	234
Mutual funds	—	—	—	—	246	—	—	246
Debt Securities
Government	311	81	—	392	532	—	—	532
Corporate	—	551	3	554	—	122	1	123
Agency and mortgage-backed securities	—	105	—	105	—	43	—	43
Common/collective trusts	—	249	—	249	—	346	—	346
Mutual funds	—	—	—	—	130	—	—	130
Cash and cash equivalents	—	—	—	—	32	26	—	58
Private equity funds	—	—	4	4	—	—	13	13
Derivatives	—	—	—	—	—	11	—	11
Insurance contracts	—	—	—	—	—	—	15	15
Real estate	—	—	—	—	—	—	139	139

Total*	$2,365	1,620	7	3,992	1,766	782	168	2,716

*	Excludes the participating interest in the annuity contract with a net asset value of $144 million and net receivables related to security transactions of $19 million.

2010
Equity Securities
U.S.	$1,250	—	—	1,250	378	—	—	378
International	818	—	—	818	498	—	—	498
Common/collective trusts	—	635	—	635	—	246	—	246
Mutual funds	—	—	—	—	282	—	—	282
Debt Securities
Government	251	56	—	307	390	—	—	390
Corporate	—	420	3	423	—	171	2	173
Agency and mortgage-backed securities	—	81	—	81	—	—	—	—
Common/collective trusts	—	270	—	270	—	329	—	329
Mutual funds	—	—	—	—	122	—	—	122
Cash and cash equivalents	—	—	—	—	9	10	—	19
Private equity funds	—	—	6	6	—	—	8	8
Derivatives	—	—	—	—	—	12	—	12
Insurance contracts	—	—	—	—	—	—	16	16
Real estate	—	—	—	—	—	—	101	101

Total*	$2,319	1,462	9	3,790	1,679	768	127	2,574

*	Excludes the participating interest in the annuity contract with a net asset value of $92 million and net receivables related to security transactions of $15 million.

As reflected in the table above, Level 3 activity was not material.

Our funding policy for U.S. plans is to contribute at least the minimum required by the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code of 1986, as amended. Contributions to foreign plans are dependent upon local laws and tax regulations. In 2012, we expect to contribute approximately $690 million to our domestic qualified and nonqualified pension and postretirement benefit plans and $235 million to our international qualified and nonqualified pension and postretirement benefit plans.

The following benefit payments, which are exclusive of amounts to be paid from the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
2012	$577	110	63
2013	501	113	64
2014	524	121	67
2015	553	129	70
2016	598	134	72
2017-2021	3,206	794	385

Defined Contribution Plans

Most U.S. employees are eligible to participate in the ConocoPhillips Savings Plan (CPSP). Employees can deposit up to 75 percent of their eligible pay up to the statutory limit ($16,500 in 2011) in the thrift feature of the CPSP to a choice of approximately 39 investment funds. ConocoPhillips matches contribution deposits, up to 1.25 percent of eligible pay. Company contributions charged to expense related to continuing and discontinued operations for the CPSP and predecessor plans, excluding the stock savings feature (discussed below), were $25 million in 2011, $24 million in 2010, and $23 million in 2009.

The stock savings feature of the CPSP is a leveraged employee stock ownership plan. Employees may elect to participate in the stock savings feature by contributing 1 percent of eligible pay and receiving an allocation of shares of common stock proportionate to the amount of contribution.

In 1990, the Long-Term Stock Savings Plan of Phillips Petroleum Company (now the stock savings feature of the CPSP) borrowed funds that were used to purchase previously unissued shares of company common stock. Since the company guarantees the CPSP’s borrowings, the unpaid balance is reported as a liability of the company and unearned compensation is shown as a reduction of common stockholders’ equity. Dividends on all shares are charged against retained earnings. The debt is serviced by the CPSP from company contributions and dividends received on certain shares of common stock held by the plan, including all unallocated shares. The shares held by the stock savings feature of the CPSP are released for allocation to participant accounts based on debt service payments on CPSP borrowings. In addition, during the period from 2012 through 2014, when no debt principal payments are scheduled to occur, we have committed to make direct contributions of stock to the stock savings feature of the CPSP, or make prepayments on CPSP borrowings, to ensure a certain minimum level of stock allocation to participant accounts.

We recognize interest expense as incurred and compensation expense based on the fair market value of the stock contributed or on the cost of the unallocated shares released, using the shares-allocated method. We recognized total CPSP expense related to continuing and discontinued operations to the stock savings feature of $77 million, $92 million and $83 million in 2011, 2010 and 2009, respectively, all of which was compensation expense. In 2011, we made cash contributions to the CPSP of $4 million. No cash contributions were made in 2010 and 2009. In 2011, 2010 and 2009, we contributed 660,755 shares, 1,776,873 shares and 2,018,692 shares, respectively, of company common stock from the Compensation and Benefits Trust. The shares had a fair market value of $84 million, $103 million and $94 million, respectively. Also in 2011, we contributed 475,696 shares of company common stock from Treasury stock. Dividends used to service debt were $45 million, $41 million and $39 million in 2011, 2010 and 2009, respectively. These dividends reduced the amount of compensation expense recognized each period. Interest incurred on the CPSP debt in 2011, 2010 and 2009 was $1 million, $2 million and $2 million, respectively.

The total CPSP stock savings feature shares as of December 31 were:

	2011	2010
Unallocated shares	811,963	3,385,778
Allocated shares	19,315,372	19,198,502

Total shares	20,127,335	22,584,280

The fair value of unallocated shares at December 31, 2011 and 2010, was $59 million and $231 million, respectively.

We have several defined contribution plans for our international employees, each with its own terms and eligibility depending on location. Total compensation expense related to continuing and discontinued operations recognized for these international plans was approximately $56 million in 2011, $52 million in 2010 and $51 million in 2009.

Share-Based Compensation Plans

The 2011 Omnibus Stock and Performance Incentive Plan of ConocoPhillips (the Plan) was approved by shareholders in May 2011. Over its 10-year life, the Plan allows the issuance of up to 100 million shares of our common stock for compensation to our employees, directors and consultants; however, as of the effective date of the Plan, (i) any shares of common stock available for future awards under the prior plans and (ii) any shares of common stock represented by awards granted under the prior plans that are forfeited, expire or are canceled without delivery of shares of common stock or which result in the forfeiture of shares of common stock back to the company shall be available for awards under the Plan, and no new awards shall be granted under the prior plans. Of the 100 million shares available for issuance under the Plan, no more than 40 million shares of common stock are available for incentive stock options, and no more than 40 million shares are available for awards in stock.

Our share-based compensation programs generally provide accelerated vesting (i.e., a waiver of the remaining period of service required to earn an award) for awards held by employees at the time of their retirement. For share-based awards granted prior to our adoption of Statement of Financial Accounting Standards No. 123(R), codified into FASB ASC Topic 718, “Compensation—Stock Compensation,” we recognize expense over the period of time during which the employee earns the award, accelerating the recognition of expense only when an employee actually retires. For share-based awards granted after our adoption of ASC 718 on January 1, 2006, we recognize share-based compensation expense over the shorter of the service period (i.e., the stated period of time required to earn the award); or the period beginning at the start of the service period and ending when an employee first becomes eligible for retirement, but not less than six months, as this is the minimum period of time required for an award to not be subject to forfeiture.

Some of our share-based awards vest ratably (i.e., portions of the award vest at different times) while some of our awards cliff vest (i.e., all of the award vests at the same time). For awards granted prior to our adoption of ASC 718 that vest ratably, we recognize expense on a straight-line basis over the service period for each separate vesting portion of the award (i.e., as if the award was multiple awards with different requisite service periods). For share-based awards granted after our adoption of ASC 718, we recognize expense on a straight-line basis over the service period for the entire award, whether the award was granted with ratable or cliff vesting.

Total share-based compensation expense recognized in income related to continuing and discontinued operations and the associated tax benefit for the years ended December 31, were as follows:

	Millions of Dollars
	2011	2010	2009
Compensation cost	$246	211	121
Tax benefit	86	78	42

Stock Options—Stock options granted under the provisions of the Plan and earlier plans permit purchase of our common stock at exercise prices equivalent to the average market price of the stock on the date the options were granted. The options have terms of 10 years and generally vest ratably, with one-third of the options awarded vesting and becoming exercisable on each anniversary date following the date of grant. Options awarded to employees already eligible for retirement vest within six months of the grant date, but those options do not become exercisable until the end of the normal vesting period.

The following summarizes our stock option activity for the three years ended December 31, 2011:

		Weighted-	Weighted-Average	Millions of Dollars
	Options	Average Exercise Price	Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2008	36,615,753	$35.65
Granted	3,311,200	45.47	$11.18
Exercised	(2,919,118)	24.10		$67
Forfeited	(332,941)	52.04
Expired or canceled	(241,421)	63.49

Outstanding at December 31, 2009	36,433,473	$37.13
Granted	3,040,500	48.39	$11.70
Exercised	(6,401,483)	29.08		$183
Forfeited	(255,889)	48.42
Expired or canceled	(204,727)	58.94

Outstanding at December 31, 2010	32,611,874	$39.54
Granted	1,907,000	70.13	$16.70
Exercised	(10,022,685)	30.08		$416
Forfeited	(82,434)	62.26
Expired or canceled	(41,704)	51.60

Outstanding at December 31, 2011	24,372,051	$45.73

Vested at December 31, 2011	22,214,254	$44.49		$611

Exercisable at December 31, 2011	19,666,959	$43.19		$564

The weighted-average remaining contractual term of vested options and exercisable options at December 31, 2011, was 3.95 years and 3.4 years, respectively.

During 2011, we received $197 million in cash and realized a tax benefit related to continuing and discontinued operations of $119 million from the exercise of options. At December 31, 2011, the remaining unrecognized compensation expense from unvested options was $16 million, which will be recognized over a weighted-average period of 19 months, the longest period being 25 months.

The significant assumptions used to calculate the fair market values of the options granted over the past three years, as calculated using the Black-Scholes-Merton option-pricing model, were as follows:

	2011	2010	2009
Assumptions used
Risk-free interest rate	3.10%	3.23	2.90
Dividend yield	4.00%	4.00	3.50
Volatility factor	33.40%	33.80	32.90
Expected life (years)	6.87	6.65	6.53

The ranges in the assumptions used were as follows:

	2011		2010		2009
	High	Low	High	Low	High	Low
Ranges used
Risk-free interest rate	3.10%	3.10	3.23	3.23	2.90	2.90
Dividend yield	4.00	4.00	4.00	4.00	3.50	3.50
Volatility factor	33.40	33.40	33.80	33.80	32.90	32.90

We calculate volatility using the most recent ConocoPhillips end-of-week closing stock prices spanning a period equal to the expected life of the options granted. We periodically calculate the average period of time lapsed between grant dates and exercise dates of past grants to estimate the expected life of new option grants.

Stock Unit Program—Generally, restricted stock units are granted annually under the provisions of the Plan and vest ratably, with one-third of the units vesting in 36 months, one-third vesting in 48 months, and the final third vesting 60 months from the date of grant. In addition to these regularly scheduled annual awards, restricted stock units are also granted ad hoc to attract or retain key personnel, and the terms and conditions under which these restricted stock units vest vary by award. Upon vesting, the units are settled by issuing one share of ConocoPhillips common stock per unit. Units awarded to employees already eligible for retirement vest within six months of the grant date, but those units are not issued as shares until the end of the normal vesting period. Until issued as stock, most recipients of the units receive a quarterly cash payment of a dividend equivalent that is charged to expense. The grant date fair value of these units is deemed equal to the average ConocoPhillips stock price on the date of grant. The grant date fair market value of units that do not receive a dividend equivalent while unvested is deemed equal to the average ConocoPhillips stock price on the grant date, less the net present value of the dividends that will not be received.

The following summarizes our stock unit activity for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	5,927,698	$61.14
Granted	2,910,095	43.41
Forfeited	(207,932)	51.84
Issued	(1,910,309)		$88

Outstanding at December 31, 2009	6,719,552	$57.08
Granted	2,890,010	46.38
Forfeited	(233,212)	53.11
Issued	(1,573,487)		$79

Outstanding at December 31, 2010	7,802,863	$53.04
Granted	2,746,045	67.54
Forfeited	(299,531)	56.43
Issued	(1,520,419)		$109

Outstanding at December 31, 2011	8,728,958	$55.41

Not Vested at December 31, 2011	6,175,477	$55.93

At December 31, 2011, the remaining unrecognized compensation cost from the unvested units was $188 million, which will be recognized over a weighted-average period of 30 months, the longest period being 100 months.

Performance Share Program—Under the Plan, we also annually grant to senior management restricted performance share units (PSUs) that do not vest until either (i) with respect to awards for performance periods beginning before 2009, the employee becomes eligible for retirement by reaching age 55 with five years of service or (ii) with respect to awards for performance periods beginning in 2009, five years after the grant date of the award (although recipients can elect to defer the lapsing of restrictions until retirement after reaching age 55 with five years of service), so we recognize compensation expense for these awards beginning on the date of grant and ending on the date the PSUs are scheduled to vest. Since these awards are authorized three years prior to the grant date, for employees eligible for such retirement by or shortly after the grant date, we recognize compensation expense over the period beginning on the date of authorization and ending on the date of grant. These PSUs are settled by issuing one share of ConocoPhillips common stock per unit. Until issued as stock, recipients of the PSUs receive a quarterly cash payment of a dividend equivalent that is charged to expense. In its current form, the first grant of PSUs under this program was in 2006.

The following summarizes our Performance Share Program activity for the three years ended December 31, 2011:

	Performance	Weighted-Average	Millions of Dollars
	Share Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,176,178	$68.13
Granted	659,812	45.47
Forfeited	(23,670)	65.00
Issued	(407,442)		$19

Outstanding at December 31, 2009	3,404,878	$64.63
Granted	317,072	48.39
Forfeited	(53,243)	62.66
Issued	(234,121)		$12

Outstanding at December 31, 2010	3,434,586	$63.43
Granted	615,780	70.57
Forfeited	(23,240)	63.18
Issued	(509,365)		$37

Outstanding at December 31, 2011	3,517,761	$64.35

Not Vested at December 31, 2011	1,063,982	$64.16

At December 31, 2011, the remaining unrecognized compensation cost from unvested Performance Share awards was $27 million, which will be recognized over a weighted-average period of 46 months, the longest period being 15 years.

Other—In addition to the above active programs, we have outstanding shares of restricted stock and restricted stock units that were either issued to replace awards held by employees of companies we acquired or issued as part of a compensation program that has been discontinued. Generally, the recipients of the restricted shares or units receive a quarterly dividend or dividend equivalent.

The following summarizes the aggregate activity of these restricted shares and units for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,364,020	$36.75
Granted	78,299	45.72
Issued	(204,160)		$10
Canceled	(101,642)	52.91

Outstanding at December 31, 2009	3,136,517	$35.11
Granted	73,395	53.33
Issued	(181,035)		$9
Canceled	(58,441)	44.23

Outstanding at December 31, 2010	2,970,436	$34.06
Granted	76,642	70.25
Issued	(139,523)		$10
Canceled	(319,640)	30.90

Outstanding at December 31, 2011	2,587,915	$33.49

Not Vested at December 31, 2011	—

At December 31, 2011, there was no remaining unrecognized compensation cost from the unvested units.

Compensation and Benefits Trust

The Compensation and Benefits Trust (CBT) was an irrevocable grantor trust, administered by an independent trustee and designed to acquire, hold and distribute shares of our common stock to fund certain future compensation and benefit obligations of the company. The trustee voted shares held by the CBT in accordance with voting directions from eligible employees, as specified in a trust agreement with the trustee. We sold 58.4 million shares of previously unissued company common stock to the CBT in 1995 for $37 million of cash, previously contributed to the CBT by us, and a promissory note from the CBT to us of $952 million. The CBT was consolidated by ConocoPhillips; therefore, the cash contribution and promissory note were eliminated in consolidation. Shares held by the CBT were valued at cost and did not affect earnings per share or total common stockholders’ equity until after they were transferred out of the CBT. In 2010, 1,776,873 shares were transferred out of the CBT.

In August 2011, all of the approximately 36 million shares of company common stock held by the CBT were transferred to ConocoPhillips, and those shares are now held as non-voting treasury stock. Because the CBT was consolidated by us, the transfer of its shares from “Grantor trusts” to “Treasury stock” in the equity section of our balance sheet was recorded at the shares’ historical carrying value of $610 million. This transfer did not affect total equity, shares outstanding or earnings per share. The CBT no longer holds any assets. Two smaller grantor trusts also disposed of all their shares of company stock during 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 20—Income Taxes

Income taxes charged to income from continuing operations were:

	Millions of Dollars
	2011	2010	2009
Income Taxes
Federal
Current	$1,073	1,240	289
Deferred	264	126	257
Foreign
Current	6,966	7,289	5,366
Deferred	49	(1,058)	(1,082)
State and local
Current	317	260	99
Deferred	101	6	(12)

	$8,770	7,863	4,917

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Major components of deferred tax liabilities and assets at December 31 were:

	Millions of Dollars
	2011	2010
Deferred Tax Liabilities
PP&E and intangibles	$21,159	20,344
Investment in joint ventures	2,943	2,201
Inventory	—	43
Partnership income deferral	363	434
Other	703	571

Total deferred tax liabilities	25,168	23,593

Deferred Tax Assets
Benefit plan accruals	2,063	1,691
Asset retirement obligations and accrued environmental costs	4,254	3,971
Inventory	43	—
Deferred state income tax	299	257
Other financial accruals and deferrals	618	394
Loss and credit carryforwards	1,608	1,344
Other	692	717

Total deferred tax assets	9,577	8,374
Less valuation allowance	(1,487)	(1,400)

Net deferred tax assets	8,090	6,974

Net deferred tax liabilities	$17,078	16,619

Current assets, long-term assets, current liabilities and long-term liabilities included deferred taxes of $788 million, $183 million, $9 million and $18,040 million, respectively, at December 31, 2011, and $562 million, $160 million, $21 million and $17,320 million, respectively, at December 31, 2010.

We have loss and credit carryovers in multiple taxing jurisdictions. These attributes generally expire between 2012 and 2031 with some carryovers having indefinite carryforward periods.

Valuation allowances have been established to reduce deferred tax assets to an amount that will, more likely than not, be realized. During 2011, valuation allowances increased a total of $87 million. This reflects increases of $174 million primarily related to U.S. foreign tax credit and foreign loss carryforwards, partially offset by decreases of $87 million, primarily related to utilization of U.S. foreign tax credit and state loss carryforwards, currency effects and asset relinquishment. Based on our historical taxable income, expectations for the future, and available tax-planning strategies, management expects remaining net deferred tax assets will be realized as offsets to reversing deferred tax liabilities and as offsets to the tax consequences of future taxable income.

At December 31, 2011 and 2010, income considered to be permanently reinvested in certain foreign subsidiaries and foreign corporate joint ventures totaled approximately $4,227 million and $4,134 million, respectively. Deferred income taxes have not been provided on this income, as we do not plan to initiate any action that would require the payment of income taxes. It is not practicable to estimate the amount of additional tax that might be payable on this foreign income if distributed.

The following table shows a reconciliation of the beginning and ending unrecognized tax benefits for 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Balance at January 1	$1,125	1,208	1,068
Additions based on tax positions related to the current year	46	63	18
Additions for tax positions of prior years	145	344	177
Reductions for tax positions of prior years	(35)	(199)	(33)
Settlements	(206)	(215)	(19)
Lapse of statute	(4)	(76)	(3)

Balance at December 31	$1,071	1,125	1,208

Included in the balance of unrecognized tax benefits for 2011, 2010 and 2009 were $815 million, $914 million and $931 million, respectively, which, if recognized, would affect our effective tax rate.

At December 31, 2011, 2010 and 2009, accrued liabilities for interest and penalties totaled $141 million, $171 million and $166 million, respectively, net of accrued income taxes. Interest and penalties resulted in a charge to earnings in 2011 of $10 million, a benefit to earnings in 2010 of $2 million, and a charge to earnings in 2009 of $18 million.

We and our subsidiaries file tax returns in the U.S. federal jurisdiction and in many foreign and state jurisdictions. Audits in major jurisdictions are generally complete as follows: United Kingdom (2008), Canada (2005), United States (2006) and Norway (2010). Issues in dispute for audited years and audits for subsequent years are ongoing and in various stages of completion in the many jurisdictions in which we operate around the world. As a consequence, the balance in unrecognized tax benefits can be expected to fluctuate from period to period. It is reasonably possible such changes could be significant when compared with our total unrecognized tax benefits, but the amount of change is not estimable.

The amounts of U.S. and foreign income from continuing operations before income taxes, with a reconciliation of tax at the federal statutory rate with the provision for income taxes, were:

				Percent of
	Millions of Dollars			Pretax Income
	2011	2010	2009	2011	2010	2009
Income from continuing operations before income taxes
United States	$4,703	3,810	2,218	29.0	20.8	25.5
Foreign	11,522	14,502	6,496	71.0	79.2	74.5

	$16,225	18,312	8,714	100.0%	100.0	100.0

Federal statutory income tax	$5,679	6,409	3,050	35.0%	35.0	35.0
Foreign taxes in excess of federal statutory rate	2,924	1,375	1,902	18.0	7.5	21.8
Federal manufacturing deduction	(73)	(75)	(40)	(0.4)	(0.4)	(0.5)
State income tax	272	173	57	1.7	0.9	0.7
Other	(32)	(19)	(52)	(0.2)	(0.1)	(0.6)

	$8,770	7,863	4,917	54.1%	42.9	56.4

The change in the effective tax rate from 2010 to 2011, as well as from 2009 to 2010, was primarily due to tax benefits associated with asset dispositions occurring in 2010.

In the United Kingdom, legislation was enacted on July 19, 2011, which increased the supplementary corporate tax rate applicable to U.K. Upstream activity from 20 to 32 percent, retroactively effective from March 24, 2011. This resulted in the overall U.K. corporate rate increasing from 50 percent to 62 percent. The enactment resulted in increased income tax expense of $316 million in 2011. This is comprised of $106 million due to remeasurement of U.K. deferred tax liabilities, and $210 million to reflect the new rate from March 24, 2011, through the end of the year. Statutory tax rate changes did not have a significant impact on our income tax expense in 2010 or 2009.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income

Note 21—Accumulated Other Comprehensive Income

Accumulated other comprehensive income in the equity section of the balance sheet included:

	Millions of Dollars
	Defined Benefit Plans	Net Unrealized Gain on Securities	Foreign Currency Translation	Hedging	Accumulated Other Comprehensive Income (Loss)
December 31, 2008*	$(1,434)	—	(240)	(10)	(1,684)
Other comprehensive income	(70)	—	5,007	3	4,940
Other*	—	—	(31)	—	(31)

December 31, 2009*	(1,504)	—	4,736	(7)	3,225
Other comprehensive income	146	158	1,404	—	1,708

December 31, 2010*	(1,358)	158	6,140	(7)	4,933
Other comprehensive income (loss)	(613)	(158)	(917)	1	(1,687)

December 31, 2011	$(1,971)	—	5,223	(6)	3,246

*	Retained earnings has been restated to reflect certain intercompany loans as permanently invested, which resulted in a $191 million increase in Foreign Currency Translation and Accumulated Other Comprehensive Income, a $1 million decrease to Total Liabilities, and a $190 million reduction in Retained Earnings at December 31, 2008. The impact on net income and earnings per share was de minimis for all periods presented.

Cash Flow Information	12 Months Ended
Dec. 31, 2011
Cash Flow Information

Note 22—Cash Flow Information

Amounts included in continuing operations for the years ended December 31 were:

	Millions of Dollars
	2011	2010	2009
Noncash Investing and Financing Activities
Increase in PP&E related to an increase in asset retirement obligations	$182	808	974

Cash Payments
Interest	$919	1,120	1,052
Income taxes	10,285	8,262	6,377

Net Sales (Purchases) of Short-Term Investments
Short-term investments purchased	$(6,744)	(982)	—
Short-term investments sold	7,144	—	—

	$400	(982)	—

Other Financial Information	12 Months Ended
Dec. 31, 2011
Other Financial Information

Note 23—Other Financial Information

Amounts included in continuing operations for the years ended December 31 were:

	Millions of Dollars
	Except Per Share Amounts
	2011	2010	2009
Interest and Debt Expense
Incurred
Debt	$1,230	1,401	1,470
Other	212	237	269

Capitalized	(488)	(471)	(472)

Expensed*	$954	1,167	1,267

*	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26—Separation of Downstream Business.

Other Income
Interest income	$170	135	166
Other, net	104	47	91

	$274	182	257

Research and Development Expenditures—expensed	$193	172	121

Advertising Expenses	$29	8	12

Shipping and Handling Costs*	$1,417	1,387	1,213

*	Amounts included in production and operating expenses.

Cash Dividends paid per common share	$2.64	2.15	1.91

Foreign Currency Transaction (Gains) Losses—after-tax
Alaska	$—	—	—
Lower 48 and Latin America	—	1	—
Canada	(3)	10	(28)
Europe	7	20	86
Asia Pacific and Middle East	(23)	(96)	26
Other International	3	4	27
LUKOIL Investment	(1)	15	(20)
Corporate and Other	(16)	7	(94)

	$(33)	(39)	(3)

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

Note 24—Related Party Transactions

Significant transactions with related parties included in continuing operations were:

	Millions of Dollars
	2011	2010	2009
Operating revenues and other income (a)	$49	18	16
Gain on dispositions (b)	—	1,149	—
Purchases (c)	327	656	814
Operating expenses and selling, general and administrative expenses (d)	233	238	229
Net interest expense (e)	61	75	84

(a)	We sold natural gas to DCP Midstream and crude oil to the Malaysian Refining Company Sdn. Bhd. (MRC), among others, for processing and marketing. Natural gas liquids, solvents and petrochemical feedstocks were sold to CPChem, gas oil and hydrogen feedstocks were sold to Excel Paralubes and refined products were sold primarily to CFJ Properties and LUKOIL. Beginning in the third quarter of 2010, CFJ was no longer considered a related party due to the sale of our interest. Natural gas, crude oil, blendstock and other intermediate products were sold to WRB. In addition, we charged several of our affiliates, including CPChem and MSLP, for the use of common facilities, such as steam generators, waste and water treaters and warehouse facilities. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $8,304 million, $7,315 million and $7,184 million, respectively.
(b)	In 2011, we sold the Seaway Products Pipeline to DCP Midstream for cash proceeds of $400 million, resulting in a before-tax gain of $156 million, which is included in discontinued operations and excluded from the table above. During 2010, we sold a portion of our LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary of LUKOIL, resulting in a before-tax gain of $1,149 million.
(c)	We purchased refined products from WRB. We purchased natural gas and natural gas liquids from DCP Midstream and CPChem for use in our refinery processes and other feedstocks from various affiliates. We purchased crude oil from LUKOIL and refined products from MRC. We also paid fees to various pipeline equity companies for transporting finished refined products and natural gas, as well as a price upgrade to MSLP for heavy crude processing. We purchased base oils and fuel products from Excel Paralubes for use in our refinery and specialty businesses. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $20,369 million, $15,163 million and $11,965 million, respectively.
(d)	We paid processing fees to various affiliates. Additionally, we paid transportation fees to pipeline equity companies. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $159 million, $106 million and $93 million, respectively.
(e)	We paid and/or received interest to/from various affiliates, including FCCL. See Note 6—Investments, Loans and Long-Term Receivables, for additional information on loans to affiliated companies. Amounts related to discontinued operations entities and excluded from the table above totaled $10 million in net interest expense for 2011 and net interest income of $2 million and $10 million for 2010 and 2009, respectively.

Beginning in the fourth quarter of 2010, transactions with LUKOIL and its subsidiaries were no longer considered related party transactions. See Note 6—Investments, Loans and Long-Term Receivables, for additional information.

Segment Disclosures and Related Information	12 Months Ended
Dec. 31, 2011
Segment Disclosures and Related Information

Note 25—Segment Disclosures and Related Information

We explore for, produce, transport and market crude oil, bitumen, natural gas, LNG and natural gas liquids on a worldwide basis. We manage our operations through six operating segments, which are defined by geographic region: Alaska, Lower 48 and Latin America, Canada, Europe, Asia Pacific and Middle East, and Other International. This is a change in our reportable segments, and, as a result, all prior periods presented have been restated.

On April 30, 2012, our Downstream business was separated into a stand-alone, publicly traded corporation, Phillips 66, and has been reported as discontinued operations in all periods presented. Commodity sales to Phillips 66, which were previously eliminated in consolidation prior to the separation, are now reported as third-party sales. For additional information, see Note 26—Separation of Downstream Business.

Our LUKOIL Investment represents our prior investment in the ordinary shares of OAO LUKOIL, an international, integrated oil and gas company headquartered in Russia. We completed the divestiture of our entire interest in LUKOIL in the first quarter of 2011.

Corporate and Other represents costs not directly associated with an operating segment, such as most interest expense, corporate overhead, ongoing costs associated with the separation of the Downstream business and certain technology activities, net of licensing revenues. Corporate assets include all cash and cash equivalents, short-term investments and restricted cash.

We evaluate performance and allocate resources based on net income attributable to ConocoPhillips. Segment accounting policies are the same as those in Note 1—Accounting Policies. Intersegment sales are at prices that approximate market.

Analysis of Results by Operating Segment

	Millions of Dollars
	2011	2010	2009
Sales and Other Operating Revenues
Alaska	$9,533	7,462	6,428

Lower 48 and Latin America	23,507	21,980	18,303
Intersegment eliminations	(283)	(180)	(150)

Lower 48 and Latin America	23,224	21,800	18,153

Canada	6,270	6,147	5,412
Intersegment eliminations	(944)	(797)	(703)

Canada	5,326	5,350	4,709

Europe	17,119	12,819	11,852
Intersegment eliminations	(50)	(17)	—

Europe	17,069	12,802	11,852

Asia Pacific and Middle East	8,665	7,161	5,463
Intersegment eliminations	(1)	(1)	—

Asia Pacific and Middle East	8,664	7,160	5,463

Other International	1,781	2,624	2,184
LUKOIL Investment	—	—	—
Corporate and Other	159	98	39

Consolidated sales and other operating revenues	$65,756	57,296	48,828

Depreciation, Depletion, Amortization and Impairments

Alaska	$578	626	694
Lower 48 and Latin America	2,228	2,286	2,718
Canada	1,758	1,680	1,985
Europe	1,405	2,049	2,111
Asia Pacific and Middle East	1,063	1,329	1,050
Other International	196	209	210
LUKOIL Investment	—	—	—
Corporate and Other	108	71	108

Consolidated depreciation, depletion, amortization and impairments	$7,336	8,250	8,876

	Millions of Dollars
	2011	2010	2009
Equity in Earnings of Affiliates
Alaska	$(77)	8	(38)
Lower 48 and Latin America	99	80	32
Canada	677	505	344
Europe	46	41	30
Asia Pacific and Middle East	819	(17)	(68)
Other International	(329)	(540)	(73)
LUKOIL Investment	—	1,295	1,219
Corporate and Other	(1)	(4)	(7)

Consolidated equity in earnings of affiliates	$1,234	1,368	1,439

Income Taxes
Alaska	$1,171	1,017	823
Lower 48 and Latin America	741	595	(37)
Canada	(45)	215	(237)
Europe	4,459	3,118	2,272
Asia Pacific and Middle East	1,887	1,340	1,111
Other International	709	1,451	1,173
LUKOIL Investment	123	505	12
Corporate and Other	(275)	(378)	(200)

Consolidated income taxes	$8,770	7,863	4,917

Net Income Attributable to ConocoPhillips
Alaska	$1,984	1,727	1,534
Lower 48 and Latin America	1,288	1,029	(73)
Canada	91	2,902	(257)
Europe	1,830	1,703	1,119
Asia Pacific and Middle East	3,032	2,099	1,322
Other International	(94)	(261)	20
LUKOIL Investment	239	2,513	1,219
Corporate and Other	(976)	(1,317)	(1,161)
Discontinued operations	5,042	963	691

Consolidated net income attributable to ConocoPhillips	$12,436	11,358	4,414

	Millions of Dollars
	2011	2010	2009
Investments In and Advances To Affiliates
Alaska	$58	143	117
Lower 48 and Latin America	1,168	1,190	1,184
Canada	9,045	8,675	8,320
Europe	195	211	204
Asia Pacific and Middle East	11,571	11,335	9,145
Other International	381	828	1,978
LUKOIL Investment	—	—	6,411
Corporate and Other	9	—	—
Discontinued operations	10,233	9,853	9,273

Consolidated investments in and advances to affiliates	$32,660	32,235	36,632

Total Assets
Alaska	$10,723	10,832	10,449
Lower 48 and Latin America	25,872	24,213	25,098
Canada	20,847	21,168	23,559
Europe	12,452	11,335	12,589
Asia Pacific and Middle East	22,374	21,853	20,206
Other International	9,070	8,675	8,431
LUKOIL Investment	—	1,129	6,416
Corporate and Other	8,485	11,974	1,994
Discontinued operations	43,407	45,135	43,396

Consolidated total assets	$153,230	156,314	152,138

Capital Expenditures and Investments
Alaska	$774	729	810
Lower 48 and Latin America	3,882	1,790	2,035
Canada	1,761	1,356	1,176
Europe	2,222	1,190	1,144
Asia Pacific and Middle East	2,325	2,157	2,100
Other International	1,038	1,203	1,001
LUKOIL Investment	—	—	—
Corporate and Other	242	186	134

Consolidated capital expenditures and investments	$12,244	8,611	8,400

	Millions of Dollars
	2011	2010	2009
Interest Income and Expense
Interest income
Corporate	$94	54	75
Lower 48 and Latin America	51	54	59
Asia Pacific and Middle East	7	8	10
Other International	18	19	22

Interest and debt expense
Corporate	$832	1,027	1,111
Canada	122	140	156

Geographic Information

	Millions of Dollars
	Sales and Other Operating Revenues*			Long-Lived Assets**
	2011	2010	2009	2011	2010	2009
United States	$32,790	29,305	24,591	33,750	32,246	32,841
Australia***	3,458	2,789	2,229	12,572	12,461	10,729
Canada	5,326	5,350	4,709	20,083	20,439	22,451
China	2,154	1,870	1,076	2,449	2,656	2,849
Indonesia	2,076	1,696	1,419	1,726	1,745	2,072
Norway	5,755	4,692	4,101	5,918	5,664	5,797
Russia	—	—	—	341	815	8,383
United Kingdom	11,314	8,110	7,751	3,257	2,975	3,768
Other foreign countries	2,883	3,484	2,952	11,465	10,265	8,704
Discontinued operations	—	—	—	25,279	25,523	26,746

Worldwide consolidated	$65,756	57,296	48,828	116,840	114,789	124,340

*	Sales and other operating revenues are attributable to countries based on the location of the operations generating the revenues.
**	Defined as net PP&E plus investments in and advances to affiliated companies.
***	Includes amounts related to the joint petroleum development area with shared ownership held by Australia and Timor-Leste.

Separation of Downstream Business	12 Months Ended
Dec. 31, 2011
Separation of Downstream Business
Note 26—Separation of Downstream Business

On April 30, 2012, the separation of our Downstream business was completed, creating two independent energy companies: ConocoPhillips and Phillips 66. After the close of the New York Stock Exchange on April 30, 2012, the shareholders of record as of 5:00 p.m. Eastern time on April 16, 2012 (the Record Date), received one share of Phillips 66 common stock for every two ConocoPhillips common shares held as of the Record Date. As such, the income statement, statement of cash flows and certain footnotes included herein have been revised to present Phillips 66 as discontinued operations. See Note 1—Accounting Policies, Note 10—Impairments, Note 16—Financial Instruments and Derivative Contracts, Note 18—Non-Mineral Leases, Note 20—Income Taxes, Note 22—Cash Flow Information, Note 23—Other Financial Information, and Note 24—Related Party Transactions, for revised presentation of results of operations, as applicable.

In connection with the separation, Phillips 66 distributed approximately $7.8 billion to us in a special cash distribution, primarily using the proceeds from $5.8 billion in Senior Notes issued by Phillips 66 in March 2012, as well as a portion of approximately $3.6 billion in cash transferred to Phillips 66 at separation, comprised of funds received from the $2.0 billion term loan entered into by Phillips 66 immediately prior to the separation, and approximately $1.6 billion of cash held by Phillips 66 subsidiaries. Pursuant to the private letter ruling from the Internal Revenue Service, the principal funds from the special cash distribution will be used solely to pay dividends, repurchase common stock, repay debt, or a combination of the foregoing, within twelve months following the distribution. At September 30, 2012, the remaining balance of the cash distribution was $2,468 million.

In order to effect the separation and govern our relationship with Phillips 66 after the separation, we entered into a Separation and Distribution Agreement, an Indemnification and Release Agreement, an Intellectual Property Assignment and License Agreement, a Tax Sharing Agreement, an Employee Matters Agreement and a Transition Services Agreement. The Separation and Distribution Agreement governs the separation of the Downstream business, the transfer of assets and other matters related to our relationship with Phillips 66. The Indemnification and Release Agreement provides for cross-indemnities between Phillips 66 and us and established procedures for handling claims subject to indemnification and related matters. The Intellectual Property Assignment and License Agreement governs the allocation of intellectual property rights and assets between Phillips 66 and us.

The Tax Sharing Agreement governs the respective rights, responsibilities and obligations of Phillips 66 and ConocoPhillips with respect to taxes, tax attributes, tax returns, tax proceedings and certain other tax matters. In addition, the Tax Sharing Agreement imposed certain restrictions on Phillips 66 and its subsidiaries (including restrictions on share issuances, business combinations, sales of assets and similar transactions) that are designed to preserve the tax-free status of the distribution and certain related transactions. The Tax Sharing Agreement sets forth the obligations of Phillips 66 and us as to the filing of tax returns, the administration of tax proceedings and assistance and cooperation on tax matters.

The Employee Matters Agreement governs the compensation and employee benefit obligations with respect to the current and former employees and non-employee directors of Phillips 66 and ConocoPhillips, and generally allocates liabilities and responsibilities relating to employee compensation, benefit plans and programs. The Employee Matters Agreement provides that employees of Phillips 66 will no longer participate in benefit plans sponsored or maintained by ConocoPhillips. In addition, the Employee Matters Agreement provides that each of the parties will be responsible for their respective current employees and compensation plans for such current employees, and we will be responsible for all liabilities relating to former employees. The Employee Matters Agreement sets forth the general principles relating to employee matters and also addresses any special circumstances during the transition period. The Employee Matters Agreement also provides that (i) the distribution does not constitute a change in control under existing plans, programs, agreements or arrangements, and (ii) the distribution and the assignment, transfer or continuation of the employment of employees with another entity will not constitute a severance event under the applicable plans, programs, agreements or arrangements.

The Transition Services Agreement sets forth the terms on which we will provide Phillips 66, and Phillips 66 will provide to us, certain services or functions Phillips 66 and ConocoPhillips historically have shared. Transition services include administrative, payroll, human resources, data processing, environmental health and safety, financial audit support, financial transaction support, and other support services, information technology systems and various other corporate services. The agreement provides for the provision of specified transition services, generally for a period of up to 12 months, with a possible extension of 6 months (an aggregate of 18 months), on a cost or a cost-plus basis.

The following table presents the carrying value of the major categories of assets and liabilities of Phillips 66, included in our consolidated balance sheet at December 31, 2011 and 2010:

	Millions of Dollars
	2011	2010
Assets
Cash and cash equivalents	$—	—
Accounts and notes receivable	8,353	8,362
Accounts and notes receivable—related parties	1,671	1,849
Inventories	3,403	4,062
Prepaid expenses and other current assets	443	352

Total current assets of discontinued operations	13,870	14,625
Investments and long-term receivables	10,304	9,917
Loans and advances—related parties	1	401
Net properties, plants and equipment	15,047	15,670
Goodwill	3,332	3,633
Intangibles	732	777
Other assets	121	112

Total assets of discontinued operations	$43,407	45,135

Liabilities
Accounts payable	$10,007	9,816
Accounts payable—related parties	785	937
Short-term debt	30	29
Accrued income and other taxes	967	995
Employee benefit obligations	76	98
Other accruals	411	452

Total current liabilities of discontinued operations	12,276	12,327
Long-term debt	361	388
Asset retirement obligations and accrued environmental costs	787	802
Deferred income taxes	5,533	4,698
Employee benefit obligations	1,057	702
Other liabilities and deferred credits	417	274

Total liabilities of discontinued operations	$20,431	19,191

Sales and other operating revenues and income from discontinued operations were as follows:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues from discontinued operations	$196,068	146,542	112,675

Income from discontinued operations before-tax	$6,776	1,438	868
Income tax expense	1,729	470	173

Income from discontinued operations	$5,047	968	695

Income from discontinued operations after-tax includes transaction, information systems and other costs incurred to effect the separation of $17 million year ended December 31, 2011.

Prior to the separation, commodity sales to Phillips 66 were $15,822 million for the year ended December 31, 2011; $13,412 million for the year ended December 31, 2010; and $11,424 million for the year ended December 31, 2009. Prior to the separation, commodity purchases from Phillips 66 were $516 million for the year ended December 31, 2011; $479 million for the year ended December 31, 2010; and $606 million for the year ended December 31, 2009. Prior to the separation, commodity sales and related costs were eliminated in consolidation between ConocoPhillips and Phillips 66. Beginning May 1, 2012, these revenues and costs represent third-party transactions with Phillips 66. Although we expect certain transactions related to the sale and purchase of crude oil, natural gas and products to continue in the future with Phillips 66, the expected continuing cash flows are not considered significant; thus, the operations and cash flows of our former Downstream business are considered to be eliminated from our ongoing operations.

Oil and Gas Operations (Unaudited)

The following Supplementary Information on Oil and Gas Operations has not been updated to reflect discontinued operations or the realignment of our reporting segments.

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 932, “Extractive Activities—Oil and Gas,” and regulations of the U.S. Securities and Exchange Commission (SEC), we are making certain supplemental disclosures about our oil and gas exploration and production operations.

These disclosures include information about our consolidated oil and gas activities and our proportionate share of our equity affiliates’ oil and gas activities, covering both those in our Exploration and Production (E&P) operations, as well as in our LUKOIL Investment segment. As a result, for periods prior to 2011, amounts reported as equity affiliates in Oil and Gas Operations may differ from those shown in the individual segment disclosures reported elsewhere in this report.

Our proved reserves include estimated quantities related to production sharing contracts (PSCs), which are reported under the “economic interest” method and are subject to fluctuations in commodity prices; recoverable operating expenses; and capital costs. If costs remain stable, reserve quantities attributable to recovery of costs will change inversely to changes in commodity prices. For example, if prices increase, then our applicable reserve quantities would decline. At December 31, 2011, approximately 10 percent of our total proved reserves were under PSCs, primarily in our Asia Pacific/Middle East geographic reporting area.

Our disclosures by geographic area include the United States, Canada, Europe (primarily Norway and the United Kingdom), Russia, Asia Pacific/Middle East, Africa and Other Areas. Other Areas primarily consists of the Caspian Region.

In the following disclosures, the synthetic oil classification included our past Syncrude mining operations, and the bitumen classification includes our Surmont operations and the FCCL Partnership. In June 2010, we sold our interest in the Syncrude Canada Ltd. joint venture; accordingly, as of December 31, 2010, we no longer held synthetic oil reserves.

On July 28, 2010, we announced our intention to sell our entire interest in LUKOIL over a period of time through the end of 2011. As a result of this sell down of our interest, at the end of the third quarter of 2010 we ceased using equity-method accounting for our investment in LUKOIL. Accordingly, the supplemental oil and gas disclosures reflect activity for LUKOIL through June 30, 2010, which, on a lag basis, results in three quarters of activity being included in the year 2010 (the fourth quarter of 2009 and the first two quarters of 2010). Since the proved reserves tables are not on a lag basis, they reflect activity for the first three quarters of 2010, at which point LUKOIL’s reserves were removed from our reserve quantities.

Reserves Governance

The recording and reporting of proved reserves are governed by criteria established by regulations of the SEC and FASB. Proved reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible—from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations—prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. Proved reserves are further classified as either developed or undeveloped. Proved developed reserves are proved reserves that can be expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well, and through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well. Proved undeveloped reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

We have a companywide, comprehensive, SEC-compliant internal policy that governs the determination and reporting of proved reserves. This policy is applied by the geologists and reservoir engineers in our E&P business units around the world. As part of our internal control process, each business unit’s reserves are reviewed annually by an internal team which is headed by the company’s Manager of Reserves Compliance and Reporting. This team, composed of internal reservoir engineers, geologists and finance personnel, reviews the business units’ reserves for adherence to SEC guidelines and company policy through on-site visits and review of documentation. In addition to providing independent reviews, this internal team also ensures reserves are calculated using consistent and appropriate standards and procedures. This team is independent of business unit line management and is responsible for reporting its findings to senior management and our internal audit group. The team is responsible for communicating our reserves policy and procedures and is available for internal peer reviews and consultation on major projects or technical issues throughout the year. All of our proved reserves held by consolidated companies and our share of equity affiliates have been estimated by ConocoPhillips.

The technical person primarily responsible for overseeing the preparation of the company’s reserve estimates is the Manager of Reserves Compliance and Reporting. This individual is a petroleum engineer with a bachelor’s degree in petroleum engineering. He is an active member of the Society of Petroleum Engineers (SPE) with over 30 years of oil and gas industry experience, including drilling and production engineering assignments in several field locations. He is currently serving a three-year term on the Oil & Gas Reserves Committee of the SPE and has held positions of increasing responsibility in reservoir engineering, reserves reporting and compliance, and business management.

During 2011, our processes and controls used to assess over 90 percent of proved reserves as of December 31, 2011, were reviewed by DeGolyer and MacNaughton (D&M), a third-party petroleum engineering consulting firm. The purpose of their review was to assess whether the adequacy and effectiveness of our internal processes and controls used to determine estimates of proved reserves are in accordance with SEC regulations. In such review, ConocoPhillips’ technical staff presented D&M with an overview of the reserves data, as well as the methods and assumptions used in estimating reserves. The data presented included pertinent seismic information, geologic maps, well logs, production tests, material balance calculations, reservoir simulation models, well performance data, operating procedures and relevant economic criteria. Management’s intent in retaining D&M to review its processes and controls was to provide objective third-party input on these processes and controls. D&M’s opinion was that the general processes and controls employed by ConocoPhillips in estimating its December 31, 2011, proved reserves for the properties reviewed are in accordance with the SEC reserves definitions. D&M’s report was included as Exhibit 99 of our Annual Report on Form 10-K for the year ended December 31, 2011.

Engineering estimates of the quantities of proved reserves are inherently imprecise. See the “Critical Accounting Estimates” section of Management’s Discussion and Analysis of Financial Condition and Results of Operations for additional discussion of the sensitivities surrounding these estimates.

Proved Reserves

Years Ended December 31	Crude Oil and Natural Gas Liquids
	Millions of Barrels
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed and Undeveloped
Consolidated operations
End of 2008	1,202	726	1,928	93	552	—	364	282	121	3,340
Revisions	84	1	85	—	29	—	(12)	10	(8)	104
Improved recovery	13	2	15	—	—	—	2	—	—	17
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	14	17	31	3	7	—	26	3	—	70
Production	(93)	(60)	(153)	(15)	(87)	—	(48)	(28)	—	(331)
Sales	—	(1)	(1)	—	—	—	—	—	(5)	(6)

End of 2009	1,220	685	1,905	81	501	—	332	267	108	3,194
Revisions	81	8	89	15	28	—	7	21	—	160
Improved recovery	51	2	53	—	—	—	5	—	—	58
Purchases	—	1	1	—	—	—	—	—	—	1
Extensions and discoveries	17	30	47	4	18	—	7	10	—	86
Production	(84)	(55)	(139)	(14)	(78)	—	(51)	(28)	—	(310)
Sales	—	(22)	(22)	(6)	—	—	—	—	—	(28)

End of 2010	1,285	649	1,934	80	469	—	300	270	108	3,161
Revisions	70	45	115	10	(3)	—	(7)	5	—	120
Improved recovery	14	3	17	1	51	—	13	—	—	82
Purchases	—	1	1	—	—	—	—	—	—	1
Extensions and discoveries	21	68	89	4	102	—	8	—	—	203
Production	(79)	(60)	(139)	(13)	(64)	—	(41)	(14)	—	(271)
Sales	—	(8)	(8)	(1)	—	—	—	—	—	(9)

End of 2011	1,311	698	2,009	81	555	—	273	261	108	3,287

Equity affiliates
End of 2008	—	—	—	—	—	1,568	109	—	—	1,677
Revisions	—	—	—	—	—	33	(3)	—	—	30
Improved recovery	—	—	—	—	—	54	—	—	—	54
Purchases	—	—	—	—	—	21	—	—	—	21
Extensions and discoveries	—	—	—	—	—	94	—	—	—	94
Production	—	—	—	—	—	(166)	—	—	—	(166)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2009	—	—	—	—	—	1,604	106	—	—	1,710
Revisions	—	—	—	—	—	6	51	—	—	57
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—	—
Production	—	—	—	—	—	(114)	(1)	—	—	(115)
Sales	—	—	—	—	—	(1,421)	—	—	—	(1,421)

End of 2010	—	—	—	—	—	75	156	—	—	231
Revisions	—	—	—	—	—	(37)	—	—	—	(37)
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—	—
Production	—	—	—	—	—	(11)	(8)	—	—	(19)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2011	—	—	—	—	—	27	148	—	—	175

Total company
End of 2008	1,202	726	1,928	93	552	1,568	473	282	121	5,017
End of 2009	1,220	685	1,905	81	501	1,604	438	267	108	4,904
End of 2010	1,285	649	1,934	80	469	75	456	270	108	3,392
End of 2011	1,311	698	2,009	81	555	27	421	261	108	3,462

Years Ended December 31	Crude Oil and Natural Gas Liquids
	Millions of Barrels
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed
Consolidated operations
End of 2008	1,104	572	1,676	85	342	—	217	264	6	2,590
End of 2009	1,130	558	1,688	77	312	—	221	246	—	2,544
End of 2010	1,155	534	1,689	75	290	—	218	251	—	2,523
End of 2011	1,182	564	1,746	74	317	—	187	248	—	2,572

Equity affiliates
End of 2008	—	—	—	—	—	1,228	—	—	—	1,228
End of 2009	—	—	—	—	—	1,213	—	—	—	1,213
End of 2010	—	—	—	—	—	73	156	—	—	229
End of 2011	—	—	—	—	—	27	148	—	—	175

Undeveloped
Consolidated operations
End of 2008	98	154	252	8	210	—	147	18	115	750
End of 2009	90	127	217	4	189	—	111	21	108	650
End of 2010	130	115	245	5	179	—	82	19	108	638
End of 2011	129	134	263	7	238	—	86	13	108	715

Equity affiliates
End of 2008	—	—	—	—	—	340	109	—	—	449
End of 2009	—	—	—	—	—	391	106	—	—	497
End of 2010	—	—	—	—	—	2	—	—	—	2
End of 2011	—	—	—	—	—	—	—	—	—	—

Notable changes in proved crude oil and natural gas liquids reserves in the three years ended December 31, 2011, included:

•	Revisions: In 2009, revisions in Alaska were primarily due to higher prices in 2009, versus 2008.

•	Extensions and discoveries: In 2011, extensions and discoveries in Europe were primarily due to the sanctioning of the Ekofisk South and Clair Ridge development projects in the North Sea.

•	Sales: In 2010, for our equity affiliates in Russia, sales were primarily due to the disposition of our interest in LUKOIL.

Years Ended December 31	Natural Gas
	Billions of Cubic Feet
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed and Undeveloped
Consolidated operations
End of 2008	2,488	8,432	10,920	2,614	2,303	—	3,237	998	88	20,160
Revisions	400	126	526	(23)	19	—	(94)	(2)	(32)	394
Improved recovery	3	—	3	—	—	—	—	—	—	3
Purchases	—	—	—	2	—	—	—	—	—	2
Extensions and discoveries	—	146	146	95	24	—	54	—	—	319
Production	(111)	(739)	(850)	(388)	(337)	—	(285)	(46)	—	(1,906)
Sales	—	(3)	(3)	(4)	—	—	—	—	—	(7)

End of 2009	2,780	7,962	10,742	2,296	2,009	—	2,912	950	56	18,965
Revisions	155	365	520	309	86	—	(39)	36	—	912
Improved recovery	24	1	25	—	—	—	—	—	—	25
Purchases	—	9	9	—	—	—	—	—	—	9
Extensions and discoveries	4	122	126	84	89	—	24	—	—	323
Production	(101)	(663)	(764)	(358)	(323)	—	(289)	(60)	—	(1,794)
Sales	—	(179)	(179)	(26)	—	—	—	—	—	(205)

End of 2010	2,862	7,617	10,479	2,305	1,861	—	2,608	926	56	18,235
Revisions	186	15	201	134	70	—	(8)	9	—	406
Improved recovery	1	5	6	—	53	—	—	—	—	59
Purchases	—	7	7	1	—	—	—	—	—	8
Extensions and discoveries	3	171	174	78	158	—	192	—	—	602
Production	(92)	(616)	(708)	(338)	(246)	—	(277)	(63)	—	(1,632)
Sales	—	(11)	(11)	(67)	—	—	—	—	—	(78)

End of 2011	2,960	7,188	10,148	2,113	1,896	—	2,515	872	56	17,600

Equity affiliates
End of 2008	—	—	—	—	—	2,269	2,519	—	—	4,788
Revisions	—	—	—	—	—	436	(203)	—	—	233
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	25	—	—	—	25
Extensions and discoveries	—	—	—	—	—	89	294	—	—	383
Production	—	—	—	—	—	(114)	(33)	—	—	(147)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2009	—	—	—	—	—	2,705	2,577	—	—	5,282
Revisions	—	—	—	—	—	19	683	—	—	702
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	269	—	—	269
Production	—	—	—	—	—	(91)	(65)	—	—	(156)
Sales	—	—	—	—	—	(2,616)	—	—	—	(2,616)

End of 2010	—	—	—	—	—	17	3,464	—	—	3,481
Revisions	—	—	—	—	—	(11)	(76)	—	—	(87)
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	259	—	—	259
Production	—	—	—	—	—	(2)	(184)	—	—	(186)
Sales	—	—	—	—	—	—	(151)	—	—	(151)

End of 2011	—	—	—	—	—	4	3,312	—	—	3,316

Total company
End of 2008	2,488	8,432	10,920	2,614	2,303	2,269	5,756	998	88	24,948
End of 2009	2,780	7,962	10,742	2,296	2,009	2,705	5,489	950	56	24,247
End of 2010	2,862	7,617	10,479	2,305	1,861	17	6,072	926	56	21,716
End of 2011	2,960	7,188	10,148	2,113	1,896	4	5,827	872	56	20,916

Years Ended December 31	Natural Gas
	Billions of Cubic Feet
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed
Consolidated operations
End of 2008	2,413	6,875	9,288	2,272	2,036	—	2,877	936	—	17,409
End of 2009	2,744	6,633	9,377	2,173	1,772	—	2,537	889	—	16,748
End of 2010	2,785	6,399	9,184	2,134	1,529	—	2,136	865	—	15,848
End of 2011	2,907	6,194	9,101	1,932	1,439	—	1,932	738	—	15,142

Equity affiliates
End of 2008	—	—	—	—	—	1,458	361	—	—	1,819
End of 2009	—	—	—	—	—	1,506	307	—	—	1,813
End of 2010	—	—	—	—	—	17	3,114	—	—	3,131
End of 2011	—	—	—	—	—	4	2,943	—	—	2,947

Undeveloped
Consolidated operations
End of 2008	75	1,557	1,632	342	267	—	360	62	88	2,751
End of 2009	36	1,329	1,365	123	237	—	375	61	56	2,217
End of 2010	77	1,218	1,295	171	332	—	472	61	56	2,387
End of 2011	53	994	1,047	181	457	—	583	134	56	2,458

Equity affiliates
End of 2008	—	—	—	—	—	811	2,158	—	—	2,969
End of 2009	—	—	—	—	—	1,199	2,270	—	—	3,469
End of 2010	—	—	—	—	—	—	350	—	—	350
End of 2011	—	—	—	—	—	—	369	—	—	369

Natural gas production in the reserves table may differ from gas production (delivered for sale) in our statistics disclosure, primarily because the quantities above include gas consumed at the lease.

Natural gas reserves are computed at 14.65 pounds per square inch absolute and 60 degrees Fahrenheit.

Notable changes in proved natural gas reserves in the three years ended December 31, 2011, included:

•

Revisions: In 2010, revisions in Alaska, Lower 48 and Canada were primarily due to higher prices in 2010, versus 2009, as well as improved well performance. In 2009, revisions in Alaska were primarily due to higher prices in 2009, versus 2008. In 2009, for our equity affiliate operations in Asia Pacific/Middle East, revisions resulted from modified coalbed methane drilling plans in Australia. In Russia, revisions were attributable to positive performance in various LUKOIL fields.

•

Extensions and discoveries: In 2011, for our equity affiliate operations in Asia Pacific/Middle East, extensions and discoveries were primarily due to ongoing development drilling onshore Australia associated with the APLNG Project. In 2010, extensions and discoveries in Lower 48 and Canada were primarily due to continued drilling success in various fields. In 2009, for our equity affiliate operations in Asia Pacific/Middle East, extensions and discoveries primarily resulted from drilling success in Australia related to a coalbed methane project.

•	Sales: In 2010, for our equity affiliates in Russia, sales were primarily due to the disposition of our interest in LUKOIL.

Years Ended December 31	Other Products
	Millions of Barrels
	Synthetic Oil	Bitumen
	Canada	Canada
Developed and Undeveloped
Consolidated operations
End of 2008	—	100
Revisions	256	152
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	167
Production	(8)	(2)
Sales	—	—

End of 2009	248	417
Revisions	—	42
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	—
Production	(4)	(4)
Sales	(244)	—

End of 2010	—	455
Revisions	—	(1)
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	79
Production	—	(3)
Sales	—	—

End of 2011	—	530

Equity affiliates
End of 2008	—	700
Revisions	—	(87)
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	118
Production	—	(15)
Sales	—	—

End of 2009	—	716
Revisions	—	13
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	133
Production	—	(18)
Sales	—	—

End of 2010	—	844
Revisions	—	(101)
Improved recovery	—	—
Purchases	—	—
Extensions and discoveries	—	187
Production	—	(21)
Sales	—	—

End of 2011	—	909

Total company
End of 2008	—	800
End of 2009	248	1,133
End of 2010	—	1,299
End of 2011	—	1,439

Years Ended December 31	Other Products
	Millions of Barrels
	Synthetic Oil	Bitumen
	Canada	Canada
Developed
Consolidated operations
End of 2008	—	24
End of 2009	248	24
End of 2010	—	34
End of 2011	—	29

Equity affiliates
End of 2008	—	105
End of 2009	—	116
End of 2010	—	142
End of 2011	—	131

Undeveloped
Consolidated operations
End of 2008	—	76
End of 2009	—	393
End of 2010	—	421
End of 2011	—	501

Equity affiliates
End of 2008	—	595
End of 2009	—	600
End of 2010	—	702
End of 2011	—	778

Notable changes in proved synthetic oil and bitumen reserves in the three years ended December 31, 2011, included:

•

Revisions: In 2011, for our bitumen equity operations, revisions were primarily due to new subsurface interpretations, as well as the effects of higher prices on sliding scale royalty provisions. In 2009, for synthetic oil consolidated operations, revisions reflect our Syncrude Canada Ltd. operations. For our bitumen consolidated operations, revisions primarily were related to the sanction of the Surmont Phase II Project. For our bitumen equity affiliate operations, revisions were mainly the result of the effect of higher prices on sliding scale royalty provisions.

•

Extensions and discoveries: In 2011, for our consolidated operations, extensions and discoveries were related to continued development of Surmont. For our equity affiliate operations, extensions and discoveries were related to the sanctioning of new projects in FCCL. In 2009, for our bitumen consolidated operations, extensions and discoveries were related to the sanction of the Surmont Phase II Project. In 2010 and 2009, for our equity affiliate operations, extensions and discoveries mainly reflect the continued development of FCCL.

•	Sales: In 2010, for synthetic oil consolidated operations, sales reflect the disposition of our interest in Syncrude.

Years Ended December 31	Total Proved Reserves
	Millions of Barrels of Oil Equivalent
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed and Undeveloped
Consolidated operations
End of 2008	1,617	2,131	3,748	629	936	—	904	448	135	6,800
Revisions	151	22	173	404	32	—	(28)	10	(13)	578
Improved recovery	14	2	16	—	—	—	2	—	—	18
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	14	41	55	186	11	—	35	3	—	290
Production	(112)	(183)	(295)	(89)	(143)	—	(96)	(36)	—	(659)
Sales	—	(1)	(1)	(1)	—	—	—	—	(5)	(7)

End of 2009	1,684	2,012	3,696	1,129	836	—	817	425	117	7,020
Revisions	107	68	175	109	42	—	1	27	—	354
Improved recovery	55	2	57	—	—	—	5	—	—	62
Purchases	—	2	2	—	—	—	—	—	—	2
Extensions and discoveries	17	51	68	18	33	—	11	10	—	140
Production	(101)	(165)	(266)	(82)	(132)	—	(99)	(38)	—	(617)
Sales	—	(52)	(52)	(254)	—	—	—	—	—	(306)

End of 2010	1,762	1,918	3,680	920	779	—	735	424	117	6,655
Revisions	101	48	149	31	8	—	(9)	7	—	186
Improved recovery	14	4	18	1	60	—	13	—	—	92
Purchases	—	2	2	—	—	—	—	—	—	2
Extensions and discoveries	21	97	118	97	128	—	40	—	—	383
Production	(94)	(163)	(257)	(73)	(105)	—	(86)	(25)	—	(546)
Sales	—	(10)	(10)	(12)	—	—	—	—	—	(22)

End of 2011	1,804	1,896	3,700	964	870	—	693	406	117	6,750

Equity affiliates
End of 2008	—	—	—	700	—	1,946	529	—	—	3,175
Revisions	—	—	—	(87)	—	106	(37)	—	—	(18)
Improved recovery	—	—	—	—	—	54	—	—	—	54
Purchases	—	—	—	—	—	25	—	—	—	25
Extensions and discoveries	—	—	—	118	—	109	49	—	—	276
Production	—	—	—	(15)	—	(185)	(6)	—	—	(206)
Sales	—	—	—	—	—	—	—	—	—	—

End of 2009	—	—	—	716	—	2,055	535	—	—	3,306
Revisions	—	—	—	13	—	9	165	—	—	187
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	133	—	—	45	—	—	178
Production	—	—	—	(18)	—	(129)	(12)	—	—	(159)
Sales	—	—	—	—	—	(1,857)*	—	—	—	(1,857)

End of 2010	—	—	—	844	—	78	733	—	—	1,655
Revisions	—	—	—	(101)	—	(39)	(12)	—	—	(152)
Improved recovery	—	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	187	—	—	43	—	—	230
Production	—	—	—	(21)	—	(11)	(39)	—	—	(71)
Sales	—	—	—	—	—	—	(25)	—	—	(25)

End of 2011	—	—	—	909	—	28	700	—	—	1,637

Total company
End of 2008	1,617	2,131	3,748	1,329	936	1,946	1,433	448	135	9,975
End of 2009	1,684	2,012	3,696	1,845	836	2,055	1,352	425	117	10,326
End of 2010	1,762	1,918	3,680	1,764	779	78	1,468	424	117	8,310
End of 2011	1,804	1,896	3,700	1,873	870	28	1,393	406	117	8,387

*	Includes 594 million barrels of oil equivalent due to the cessation of equity accounting.

Years Ended December 31	Total Proved Reserves
	Millions of Barrels of Oil Equivalent
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Developed
Consolidated operations
End of 2008	1,506	1,718	3,224	488	681	—	697	420	6	5,516
End of 2009	1,588	1,663	3,251	711	608	—	644	394	—	5,608
End of 2010	1,619	1,601	3,220	465	545	—	574	396	—	5,200
End of 2011	1,666	1,597	3,263	425	556	—	510	371	—	5,125

Equity affiliates
End of 2008	—	—	—	105	—	1,471	60	—	—	1,636
End of 2009	—	—	—	116	—	1,464	51	—	—	1,631
End of 2010	—	—	—	142	—	76	675	—	—	893
End of 2011	—	—	—	131	—	28	638	—	—	797

Undeveloped
Consolidated operations
End of 2008	111	413	524	141	255	—	207	28	129	1,284
End of 2009	96	349	445	418	228	—	173	31	117	1,412
End of 2010	143	317	460	455	234	—	161	28	117	1,455
End of 2011	138	299	437	539	314	—	183	35	117	1,625

Equity affiliates
End of 2008	—	—	—	595	—	475	469	—	—	1,539
End of 2009	—	—	—	600	—	591	484	—	—	1,675
End of 2010	—	—	—	702	—	2	58	—	—	762
End of 2011	—	—	—	778	—	—	62	—	—	840

Natural gas reserves are converted to barrels of oil equivalent (BOE) based on a 6:1 ratio: six thousand cubic feet of natural gas converts to one BOE.

Proved Undeveloped Reserves

We had 2,465 million BOE of proved undeveloped reserves at year-end 2011, compared with 2,217 million BOE at year-end 2010. We converted 210 million BOE of undeveloped reserves to developed during 2011 as we achieved startup of major development projects. In addition, we added 458 million BOE of undeveloped reserves in 2011 mainly through exploratory success and revisions. As a result, at December 31, 2011, our proved undeveloped reserves represented 29 percent of total proved reserves, compared with 27 percent at December 31, 2010. Costs incurred for the year ended December 31, 2011, relating to the development of proved undeveloped reserves were $4.5 billion.

Approximately 70 percent of our proved undeveloped reserves at year-end 2011 were associated with eight major development areas. Seven of the major development areas are currently producing and are expected to have proved undeveloped reserves convert to developed over time as development activities continue and/or production facilities are expanded or upgraded, and include:

•	FCCL oil sands—Foster Creek and Christina Lake in Canada.

•	The Surmont oil sands project in Canada.

•	The Ekofisk Field in the North Sea.

•	Certain fields in the Lower 48 and Alaska.

The remaining major project, the Kashagan Field in Kazakhstan, will have proved undeveloped reserves convert to developed as this project begins production.

At the end of 2011, we did not have any material amounts of proved undeveloped reserves in individual fields or countries that have remained undeveloped for five years or more. However, our largest concentrations of proved undeveloped reserves at year-end 2011 are located in the Athabasca oil sands in Canada, consisting of the FCCL and Surmont steam-assisted gravity drainage (SAGD) projects. The majority of our proved undeveloped reserves in this area were first recorded in 2006 and 2007, and we expect a material portion of these reserves will remain undeveloped for more than five years.

Our SAGD projects are large, multi-year projects with steady, long-term production at consistent levels. The associated reserves are expected to be developed over many years as additional well pairs are drilled across the extensive resource base to maintain throughput at the central processing facilities.

Results of Operations

The company’s results of operations from oil and gas activities for the years 2011, 2010 and 2009 are shown in the following tables. Additional information about selected line items within the results of operations tables is shown below:

•	Other revenues include gains and losses from asset sales, certain amounts resulting from the purchase and sale of hydrocarbons, and other miscellaneous income.

•	Taxes other than income taxes include production, property and other non-income taxes.

•	Depreciation of support equipment is reclassified as applicable.

•

Transportation costs include costs to transport our produced hydrocarbons to their points of sale, as well as processing fees paid to process natural gas to natural gas liquids. The profit element of transportation operations in which we have an ownership interest are deemed to be outside oil and gas producing activities. The net income of the transportation operations is included in other earnings.

•	Other related expenses include foreign currency transaction gains and losses, and other miscellaneous expenses.

•	Other earnings include non-oil and gas activities within E&P, such as pipeline and marine operations, liquefied natural gas operations, and crude oil and gas marketing activities.

Results of Operations

	Millions of Dollars
Year Ended December 31, 2011	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Consolidated operations
Sales	$4,319	3,513	7,832	2,123	5,233	—	5,901	1,486	—	22,575
Transfers	3,869	3,283	7,152	176	3,854	—	932	54	—	12,168
Other revenues	(46)	303	257	138	(16)	—	(264)	30	16	161

Total revenues	8,142	7,099	15,241	2,437	9,071	—	6,569	1,570	16	34,904
Production costs excluding taxes	1,023	1,286	2,309	781	956	—	742	266	—	5,054
Taxes other than income taxes	2,721	520	3,241	65	4	1	543	23	—	3,877
Exploration expenses	36	368	404	177	201	—	192	51	54	1,079
Depreciation, depletion and amortization	468	2,113	2,581	1,504	1,407	1	940	188	—	6,621
Impairments	2	71	73	253	(38)	—	—	—	—	288
Transportation costs	609	432	1,041	128	273	—	120	27	—	1,589
Other related expenses	49	60	109	55	63	20	87	(7)	56	383
Accretion	59	58	117	50	203	—	23	2	1	396

	3,175	2,191	5,366	(576)	6,002	(22)	3,922	1,020	(95)	15,617
Provision for income taxes	1,167	755	1,922	(194)	4,355	3	1,844	722	(23)	8,629

Results of operations for producing activities	2,008	1,436	3,444	(382)	1,647	(25)	2,078	298	(72)	6,988
Other earnings	(25)	(165)	(190)	(32)	248	11	191	11	7	246

Net income (loss) attributable to ConocoPhillips	$1,983	1,271	3,254	(414)	1,895	(14)	2,269	309	(65)	7,234

Equity affiliates
Sales	$—	—	—	1,295	—	1,107	956	—	—	3,358
Transfers	—	—	—	—	—	—	365	—	—	365
Other revenues	—	—	—	6	—	—	6	—	—	12

Total revenues	—	—	—	1,301	—	1,107	1,327	—	—	3,735
Production costs excluding taxes	—	—	—	367	—	72	108	—	—	547
Taxes other than income taxes	—	—	—	5	—	750	187	—	—	942
Exploration expenses	—	—	—	36	—	1	2	—	—	39
Depreciation, depletion and amortization	—	—	—	209	—	52	128	—	—	389
Impairments	—	—	—	—	—	395	—	—	—	395
Transportation costs	—	—	—	—	—	139	133	—	—	272
Other related expenses	—	—	—	3	—	—	41	—	—	44
Accretion	—	—	—	4	—	1	3	—	—	8

	—	—	—	677	—	(303)	725	—	—	1,099
Provision for income taxes	—	—	—	159	—	18	32	—	—	209

Results of operations for producing activities	—	—	—	518	—	(321)	693	—	—	890
Other earnings	—	—	—	—	—	238	119	—	—	357

Net income (loss) attributable to ConocoPhillips	$—	—	—	518	—	(83)	812	—	—	1,247

	Millions of Dollars
Year Ended December 31, 2010	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Consolidated operations
Sales	$3,645	3,600	7,245	2,379	5,967	—	4,958	1,743	—	22,292
Transfers	2,693	2,389	5,082	246	2,278	—	770	450	—	8,826
Other revenues	—	559	559	3,216	142	—	55	172	18	4,162

Total revenues	6,338	6,548	12,886	5,841	8,387	—	5,783	2,365	18	35,280
Production costs excluding taxes	849	1,230	2,079	873	1,004	—	538	296	—	4,790
Taxes other than income taxes	1,570	498	2,068	74	6	1	355	18	1	2,523
Exploration expenses	37	292	329	295	146	2	260	29	101	1,162
Depreciation, depletion and amortization	529	2,231	2,760	1,666	1,972	2	1,206	202	—	7,808
Impairments	4	19	23	13	43	—	—	—	—	79
Transportation costs	528	424	952	134	281	—	119	23	—	1,509
Other related expenses	(38)	112	74	41	42	17	(48)	(10)	62	178
Accretion	58	55	113	50	192	—	24	—	4	383

	2,801	1,687	4,488	2,695	4,701	(22)	3,329	1,807	(150)	16,848
Provision for income taxes	1,014	555	1,569	108	3,066	(23)	1,361	1,458	(28)	7,511

Results of operations for producing activities	1,787	1,132	2,919	2,587	1,635	1	1,968	349	(122)	9,337
Other earnings	(52)	(99)	(151)	(72)	76	16	139	29	8	45

Net income (loss) attributable to ConocoPhillips	$1,735	1,033	2,768	2,515	1,711	17	2,107	378	(114)	9,382

Equity affiliates
Sales	$—	—	—	955	—	5,189	249	—	—	6,393
Transfers	—	—	—	—	—	1,876	—	—	—	1,876
Other revenues	—	—	—	7	—	1,219	10	—	—	1,236

Total revenues	—	—	—	962	—	8,284	259	—	—	9,505
Production costs excluding taxes	—	—	—	265	—	544	59	—	—	868
Taxes other than income taxes	—	—	—	4	—	3,463	42	—	—	3,509
Exploration expenses	—	—	—	—	—	61	(2)	—	—	59
Depreciation, depletion and amortization	—	—	—	190	—	568	55	—	—	813
Impairments	—	—	—	—	—	645	—	—	—	645
Transportation costs	—	—	—	—	—	784	25	—	—	809
Other related expenses	—	—	—	(3)	—	—	44	—	—	41
Accretion	—	—	—	2	—	7	2	—	—	11

	—	—	—	504	—	2,212	34	—	—	2,750
Provision for income taxes	—	—	—	128	—	647	(25)	—	—	750

Results of operations for producing activities	—	—	—	376	—	1,565	59	—	—	2,000
Other earnings	—	—	—	—	—	405	(86)	—	—	319

Net income (loss) attributable to ConocoPhillips	$—	—	—	376	—	1,970	(27)	—	—	2,319

	Millions of Dollars
Year Ended December 31, 2009	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
Consolidated operations
Sales	$3,353	3,144	6,497	2,179	4,995	—	3,830	1,562	11	19,074
Transfers	2,261	1,937	4,198	345	2,305	—	500	257	—	7,605
Other revenues	30	54	84	168	(66)	—	10	136	54	386

Total revenues	5,644	5,135	10,779	2,692	7,234	—	4,340	1,955	65	27,065
Production costs excluding taxes	864	1,266	2,130	1,011	1,048	—	445	270	8	4,912
Taxes other than income taxes	1,135	422	1,557	75	3	1	165	17	7	1,825
Exploration expenses	74	426	500	201	156	4	212	32	75	1,180
Depreciation, depletion and amortization	611	2,615	3,226	1,689	2,016	2	910	201	11	8,055
Impairments	—	5	5	296	104	—	12	—	51	468
Transportation costs	548	392	940	135	267	—	111	24	5	1,482
Other related expenses	251	60	311	(3)	62	3	121	23	14	531
Accretion	49	55	104	41	191	—	19	3	3	361

	2,112	(106)	2,006	(753)	3,387	(10)	2,345	1,385	(109)	8,251
Provision for income taxes	716	(79)	637	(309)	2,280	(3)	1,093	1,186	(21)	4,863

Results of operations for producing activities	1,396	(27)	1,369	(444)	1,107	(7)	1,252	199	(88)	3,388
Other earnings	144	(10)	134	(91)	(59)	(5)	132	4	(1)	114

Net income (loss) attributable to ConocoPhillips	$1,540	(37)	1,503	(535)	1,048	(12)	1,384	203	(89)	3,502

Equity affiliates
Sales	$—	—	—	713	—	3,783	74	—	—	4,570
Transfers	—	—	—	—	—	1,946	—	—	—	1,946
Other revenues	—	—	—	(2)	—	—	1	—	—	(1)

Total revenues	—	—	—	711	—	5,729	75	—	—	6,515
Production costs excluding taxes	—	—	—	213	—	501	26	—	—	740
Taxes other than income taxes	—	—	—	3	—	2,270	4	—	—	2,277
Exploration expenses	—	—	—	—	—	37	2	—	—	39
Depreciation, depletion and amortization	—	—	—	133	—	455	21	—	—	609
Impairments	—	—	—	—	—	83	—	—	—	83
Transportation costs	—	—	—	—	—	703	3	—	—	706
Other related expenses	—	—	—	17	—	3	1	—	—	21
Accretion	—	—	—	1	—	6	1	—	—	8

	—	—	—	344	—	1,671	17	—	—	2,032
Provision for income taxes	—	—	—	89	—	326	9	—	—	424

Results of operations for producing activities	—	—	—	255	—	1,345	8	—	—	1,608
Other earnings	—	—	—	—	—	(201)	(86)	—	—	(287)

Net income (loss) attributable to ConocoPhillips	$—	—	—	255	—	1,144	(78)	—	—	1,321

Statistics

Net Production	2011	2010	2009
	Thousands of Barrels Daily
Crude Oil and Natural Gas Liquids
Consolidated operations
Alaska	215	230	252
Lower 48	168	160	166

United States	383	390	418
Canada	38	38	40
Europe	175	211	241
Asia Pacific/Middle East	111	140	132
Africa	40	79	78
Other areas	—	—	4

Total consolidated operations	747	858	913

Equity affiliates
Russia	29	336	443
Asia Pacific/Middle East	23	3	—

Total equity affiliates	52	339	443

Total company	799	1,197	1,356

Synthetic Oil
Consolidated operations—Canada	—	12	23

Bitumen
Consolidated operations—Canada	10	10	7
Equity affiliates—Canada	57	49	43

Total company	67	59	50

	Millions of Cubic Feet Daily
Natural Gas*
Consolidated operations
Alaska	61	82	94
Lower 48	1,556	1,695	1,927

United States	1,617	1,777	2,021
Canada	928	984	1,062
Europe	626	815	876
Asia Pacific/Middle East	695	712	713
Africa	158	149	121

Total consolidated operations	4,024	4,437	4,793

Equity affiliates
Russia	—	254	295
Asia Pacific/Middle East	492	169	84

Total equity affiliates	492	423	379

Total company	4,516	4,860	5,172

*	Represents quantities available for sale. Excludes gas equivalent of natural gas liquids included above.

Average Sales Prices	2011	2010	2009
Crude Oil and Natural Gas Liquids Per Barrel
Consolidated operations
Alaska	$105.95	78.61	59.23
Lower 48	74.09	57.69	44.12
United States	91.77	69.73	53.21
Canada	66.07	55.70	41.76
Europe	108.58	77.35	58.92
Asia Pacific/Middle East	105.94	75.50	57.59
Africa	102.75	76.80	60.83
Other areas	—	—	32.01
Total international	102.68	74.95	57.40
Total consolidated operations	97.12	72.63	55.47

Equity affiliates
Russia	101.62	56.65	43.19
Asia Pacific/Middle East	94.67	83.82	—
Total equity affiliates	98.60	56.87	43.19

Synthetic Oil Per Barrel
Consolidated operations—Canada	$—	77.56	62.01

Bitumen Per Barrel
Consolidated operations—Canada	$55.16	51.10	39.67
Equity affiliates—Canada	63.93	53.43	45.69

Natural Gas Per Thousand Cubic Feet
Consolidated operations
Alaska	$4.56	4.62	5.33
Lower 48	3.99	4.25	3.42
United States	4.01	4.27	3.50
Canada	3.46	3.74	3.33
Europe	9.26	6.94	6.81
Asia Pacific/Middle East	9.82	7.39	6.00
Africa	2.24	1.81	1.56
Total international	6.73	5.60	5.06
Total consolidated operations	5.64	5.07	4.40

Equity affiliates
Russia	—	1.18	1.16
Asia Pacific/Middle East	2.89	2.79	2.35
Total equity affiliates	2.89	1.82	1.43

	2011	2010	2009
Average Production Costs Per Barrel of Oil Equivalent*
Consolidated operations
Alaska	$12.45	9.55	8.84
Lower 48	8.24	7.62	7.12
United States	9.70	8.30	7.73
Canada	10.56	10.68	11.21
Europe	9.38	7.93	7.42
Asia Pacific/Middle East	8.96	5.70	4.86
Africa	10.99	7.81	7.54
Other areas	—	—	5.48
Total international	9.70	7.96	7.72
Total consolidated operations	9.70	8.10	7.73

Equity affiliates
Canada	17.64	14.82	13.57
Russia	6.80	3.94	3.74
Asia Pacific/Middle East	2.82	5.19	5.09
Total equity affiliates	7.85	5.19	4.54

Average Production Costs Per Barrel—Bitumen
Consolidated operations—Canada	$27.12	19.45	30.92
Equity affiliates—Canada	17.64	14.82	13.57

Taxes Other Than Income Taxes Per Barrel of Oil Equivalent*
Consolidated operations
Alaska	$33.11	17.65	11.62
Lower 48	3.33	3.08	2.37
United States	13.61	8.26	5.65
Canada	.88	.91	.83
Europe	.04	.05	.02
Asia Pacific/Middle East	6.56	3.76	1.80
Africa	.95	.47	.47
Other areas	—	—	4.79
Total international	2.25	1.34	.74
Total consolidated operations	7.44	4.27	2.87

Equity affiliates
Canada	.24	.22	.19
Russia	70.85	25.08	17.46
Asia Pacific/Middle East	4.88	3.69	.78
Total equity affiliates	13.51	20.97	15.69

Depreciation, Depletion and Amortization Per Barrel of Oil Equivalent*
Consolidated operations
Alaska	$5.69	5.95	6.25
Lower 48	13.55	13.81	14.71
United States	10.84	11.02	11.71
Canada	20.33	20.38	18.73
Europe	13.80	15.58	14.27
Asia Pacific/Middle East	11.35	12.77	9.94
Africa	7.76	5.33	5.61
Other areas	—	—	7.53
Total international	14.28	14.82	13.40
Total consolidated operations	12.71	13.21	12.67

Equity affiliates
Canada	10.05	10.62	8.47
Russia	4.91	4.11	3.24
Asia Pacific/Middle East	3.34	4.83	4.11
Total equity affiliates	5.58	4.86	3.67

*	Includes bitumen.

	Productive			Dry
Net Wells Completed(1)	2011	2010	2009	2011	2010	2009
Exploratory(2)
Consolidated operations
Alaska	—	—	—	—	—	2
Lower 48	98	23	33	5	1	14

United States	98	23	33	5	1	16
Canada	8	15	17	3	7	19
Europe	1	1	1	*	*	2
Asia Pacific/Middle East	1	3	3	1	1	3
Africa	*	1	*	*	*	*

Total consolidated operations	108	43	54	9	9	40

Equity affiliates
Russia	—	—	1	—	—	—
Asia Pacific/Middle East	5	2	—	—	—	—

Total equity affiliates(3)	5	2	1	—	—	—

Includes extension wells of:	98	23	40	3	1	29

	Productive			Dry
	2011	2010	2009	2011	2010	2009
Development
Consolidated operations
Alaska	41	47	47	—	*	—
Lower 48	350	269	592	4	2	4

United States	391	316	639	4	2	4
Canada	146	186	227	1	12	20
Europe	4	6	9	—	—	—
Asia Pacific/Middle East	30	59	47	—	*	—
Africa	5	9	3	—	—	—

Total consolidated operations	576	576	925	5	14	24

Equity affiliates
Canada	157	112	61	—	—	—
Russia	3	2	6	—	—	*
Asia Pacific/Middle East	9	25	28	1	—	—

Total equity affiliates(3)	169	139	95	1	—	*

(1)	Excludes farmout arrangements.
(2)	Includes extension wells, as well as other types of exploratory wells. Extension exploratory wells are either wells drilled in areas near or offsetting current production, or wells drilled in areas that have not yet achieved a well density and production history to achieve statistical certainty of results. These are classified as exploratory wells because proved reserves cannot be attributed to these locations.
(3)	Excludes LUKOIL.
*	Our total proportionate interest was less than one.

					Productive(2)
	In Progress(1)				Oil		Gas
Wells at December 31, 2011	Gross		Net		Gross	Net	Gross	Net
Consolidated operations
Alaska	24		12		1,902	860	35	22
Lower 48	296		218		9,133	4,393	24,793	15,624

United States	320		230		11,035	5,253	24,828	15,646
Canada	306	(3)	211	(3)	1,630	971	12,895	7,593
Europe	25		5		609	109	271	109
Asia Pacific/Middle East	62		25		467	200	114	52
Africa	103		17		1,151	201	12	2
Other areas	46		4		—	—	—	—

Total consolidated operations	862		492		14,892	6,734	38,120	23,402

Equity affiliates
Canada	15		8		242	121	—	—
Russia	8		2		107	38	2	1
Asia Pacific/Middle East	1,015		220		—	—	521	140

Total equity affiliates	1,038		230		349	159	523	141

(1)	Includes wells that have been temporarily suspended.
(2)	Includes 5,883 gross and 3,734 net multiple completion wells.
(3)	Includes 246 gross and 165 net stratigraphic test wells for oil sands projects.

	Thousands of Acres
	Developed		Undeveloped
Acreage at December 31, 2011	Gross	Net	Gross	Net
Consolidated operations
Alaska	650	329	1,440	1,197
Lower 48	7,012	5,244	10,286	8,790

United States	7,662	5,573	11,726	9,987
Canada	6,543	4,240	6,412	4,379
Europe	862	242	3,008	1,177
Asia Pacific/Middle East	4,123	1,777	19,585	11,989
Africa	528	132	14,730	2,575
Other areas	—	—	11,066	4,251

Total consolidated operations	19,718	11,964	66,527	34,358

Equity affiliates
Canada	33	14	588	243
Russia	291	90	1,173	476
Asia Pacific/Middle East	1,129	250	8,140	2,750

Total equity affiliates	1,453	354	9,901	3,469

Costs Incurred

	Millions of Dollars
Years Ended December 31	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2011
Consolidated operations
Unproved property acquisition	$1	577	578	145	—	—	—	—	—	723
Proved property acquisition	—	10	10	—	—	—	36	—	—	46

	1	587	588	145	—	—	36	—	—	769
Exploration	84	1,031	1,115	269	201	1	226	63	88	1,963
Development	499	2,633	3,132	1,347	2,123	—	949	263	726	8,540

	$584	4,251	4,835	1,761	2,324	1	1,211	326	814	11,272

Equity affiliates
Unproved property acquisition	$—	—	—	—	—	—	484	—	—	484
Proved property acquisition	—	—	—	—	—	—	—	—	—	—

	—	—	—	—	—	—	484	—	—	484
Exploration	—	—	—	64	—	1	100	—	—	165
Development	—	—	—	911	—	43	632	—	—	1,586

	$—	—	—	975	—	44	1,216	—	—	2,235

2010
Consolidated operations
Unproved property acquisition	$(26)	286	260	113	9	—	—	—	—	382
Proved property acquisition	—	100	100	1	—	—	—	—	—	101

	(26)	386	360	114	9	—	—	—	—	483
Exploration	119	487	606	269	144	3	356	45	143	1,566
Development	588	1,439	2,027	927	1,351	—	858	375	729	6,267

	$681	2,312	2,993	1,310	1,504	3	1,214	420	872	8,316

Equity affiliates
Unproved property acquisition*	$—	—	—	81	—	15	379	—	—	475
Proved property acquisition*	—	—	—	—	—	173	—	—	—	173

	—	—	—	81	—	188	379	—	—	648
Exploration	—	—	—	—	—	92	123	—	—	215
Development	—	—	—	621	—	751	403	—	—	1,775

	$—	—	—	702	—	1,031	905	—	—	2,638

*	Amounts in Asia Pacific/Middle East were reclassified between “Unproved property acquisition” and “Proved property acquisition.” Total acquisition costs were unchanged.

	Millions of Dollars
Years Ended December 31	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2009
Consolidated operations
Unproved property acquisition	$—	78	78	62	5	—	30	—	55	230
Proved property acquisition	1	6	7	7	—	—	—	—	—	14

	1	84	85	69	5	—	30	—	55	244
Exploration	137	476	613	251	184	4	342	33	90	1,517
Development	790	1,726	2,516	1,114	1,108	—	1,244	240	685	6,907

	$928	2,286	3,214	1,434	1,297	4	1,616	273	830	8,668

Equity affiliates
Unproved property acquisition*	$—	—	—	—	—	18	219	—	—	237
Proved property acquisition*	—	—	—	—	—	176	—	—	—	176

	—	—	—	—	—	194	219	—	—	413
Exploration	—	—	—	—	—	62	53	—	—	115
Development	—	—	—	446	—	820	376	—	—	1,642

	$—	—	—	446	—	1,076	648	—	—	2,170

*	Amounts in Asia Pacific/Middle East were reclassified between “Unproved property acquisition” and “Proved property acquisition.” Total acquisition costs were unchanged.

Capitalized Costs

	Millions of Dollars
At December 31	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2011
Consolidated operations
Proved properties	$12,770	34,939	47,709	19,578	22,948	8	12,284	3,867	4,650	111,044
Unproved properties	1,528	2,574	4,102	1,986	289	1	1,026	174	268	7,846

	14,298	37,513	51,811	21,564	23,237	9	13,310	4,041	4,918	118,890
Accumulated depreciation, depletion and amortization	6,237	15,464	21,701	10,599	14,451	7	5,626	1,559	12	53,955

	$8,061	22,049	30,110	10,965	8,786	2	7,684	2,482	4,906	64,935

Equity affiliates
Proved properties	$—	—	—	5,774	—	1,966	2,870	—	—	10,610
Unproved properties	—	—	—	1,657	—	146	7,182	—	—	8,985

	—	—	—	7,431	—	2,112	10,052	—	—	19,595
Accumulated depreciation, depletion and amortization	—	—	—	764	—	1,902	184	—	—	2,850

	$—	—	—	6,667	—	210	9,868	—	—	16,745

2010
Consolidated operations
Proved properties	$12,268	32,076	44,344	20,037	21,547	9	11,199	3,595	3,921	104,652
Unproved properties	1,471	1,700	3,171	1,930	328	1	1,113	163	249	6,955

	13,739	33,776	47,515	21,967	21,875	10	12,312	3,758	4,170	111,607
Accumulated depreciation, depletion and amortization	5,758	13,362	19,120	10,281	13,636	7	4,690	1,370	10	49,114

	$7,981	20,414	28,395	11,686	8,239	3	7,622	2,388	4,160	62,493

Equity affiliates
Proved properties	$—	—	—	4,812	—	1,923	2,320	—	—	9,055
Unproved properties	—	—	—	1,794	—	146	8,144	—	—	10,084

	—	—	—	6,606	—	2,069	10,464	—	—	19,139
Accumulated depreciation, depletion and amortization	—	—	—	512	—	1,584	84	—	—	2,180

	$—	—	—	6,094	—	485	10,380	—	—	16,959

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserve Quantities

In accordance with SEC and FASB requirements, amounts were computed using 12-month average prices and end-of-year costs (adjusted only for existing contractual changes), appropriate statutory tax rates and a prescribed 10 percent discount factor. Twelve-month average prices are calculated as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month period prior to the end of the reporting period. For all years, continuation of year-end economic conditions was assumed. The calculations were based on estimates of proved reserves, which are revised over time as new data becomes available. Probable or possible reserves, which may become proved in the future, were not considered. The calculations also require assumptions as to the timing of future production of proved reserves, and the timing and amount of future development, including dismantlement, and production costs.

While due care was taken in its preparation, we do not represent that this data is the fair value of our oil and gas properties, or a fair estimate of the present value of cash flows to be obtained from their development and production.

Discounted Future Net Cash Flows

	Millions of Dollars
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2011
Consolidated operations
Future cash inflows	$143,652	73,807	217,459	40,581	78,250	—	49,936	33,017	11,891	431,134
Less:
Future production and transportation costs*	75,771	32,766	108,537	19,148	17,166	—	14,380	4,113	3,768	167,112
Future development costs	11,385	7,519	18,904	13,393	16,986	—	3,051	885	2,080	55,299
Future income tax provisions	20,512	11,771	32,283	2,060	29,853	—	11,967	23,825	990	100,978

Future net cash flows	35,984	21,751	57,735	5,980	14,245	—	20,538	4,194	5,053	107,745
10 percent annual discount	19,233	9,643	28,876	4,025	5,372	—	6,649	1,522	3,712	50,156

Discounted future net cash flows	$16,751	12,108	28,859	1,955	8,873	—	13,889	2,672	1,341	57,589

Equity affiliates
Future cash inflows	$—	—	—	53,618	—	2,786	43,327	—	—	99,731
Less:
Future production and transportation costs*	—	—	—	16,405	—	2,765	24,702	—	—	43,872
Future development costs	—	—	—	7,163	—	36	905	—	—	8,104
Future income tax provisions	—	—	—	7,574	—	3	3,705	—	—	11,282

Future net cash flows	—	—	—	22,476	—	(18)	14,015	—	—	36,473
10 percent annual discount	—	—	—	14,662	—	(39)	7,217	—	—	21,840

Discounted future net cash flows	$—	—	—	7,814	—	21	6,798	—	—	14,633

Total company
Discounted future net cash flows	$16,751	12,108	28,859	9,769	8,873	21	20,687	2,672	1,341	72,222

*	Includes taxes other than income taxes.

	Millions of Dollars
	Alaska	Lower 48*	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2010
Consolidated operations
Future cash inflows	$102,743	68,949	171,692	38,083	49,270	—	37,673	24,487	8,466	329,671
Less:
Future production and transportation costs**	57,899	29,749	87,648	16,753	12,899	—	10,480	4,142	3,007	134,929
Future development costs	8,792	7,752	16,544	11,161	10,295	—	2,226	1,133	3,050	44,409
Future income tax provisions	13,383	10,953	24,336	2,416	16,765	—	9,211	16,217	384	69,329

Future net cash flows	22,669	20,495	43,164	7,753	9,311	—	15,756	2,995	2,025	81,004
10 percent annual discount	10,723	10,046	20,769	3,890	2,597	—	4,889	1,025	2,368	35,538

Discounted future net cash flows	$11,946	10,449	22,395	3,863	6,714	—	10,867	1,970	(343)	45,466

Equity affiliates
Future cash inflows	$—	—	—	47,169	—	5,610	32,845	—	—	85,624
Less:
Future production and transportation costs**	—	—	—	16,492	—	4,809	21,036	—	—	42,337
Future development costs	—	—	—	4,684	—	85	295	—	—	5,064
Future income tax provisions	—	—	—	6,649	—	(80)	2,082	—	—	8,651

Future net cash flows	—	—	—	19,344	—	796	9,432	—	—	29,572
10 percent annual discount	—	—	—	13,453	—	293	4,732	—	—	18,478

Discounted future net cash flows	$—	—	—	5,891	—	503	4,700	—	—	11,094

Total company
Discounted future net cash flows	$11,946	10,449	22,395	9,754	6,714	503	15,567	1,970	(343)	56,560

*	Certain amounts have been restated to remove future development costs related to probable reserves.
**	Includes taxes other than income taxes.

	Millions of Dollars
	Alaska	Lower 48	Total U.S.	Canada	Europe	Russia	Asia Pacific/ Middle East	Africa	Other Areas	Total
2009
Consolidated operations
Future cash inflows	$74,359	51,007	125,366	45,965	41,832	—	31,276	19,618	6,416	270,473
Less:
Future production and transportation costs*	44,789	32,491	77,280	23,625	13,559	—	9,058	3,832	2,071	129,425
Future development costs	7,829	8,350	16,179	12,769	10,369	—	2,284	1,142	3,879	46,622
Future income tax provisions	7,519	2,992	10,511	2,183	10,676	—	7,288	12,396	71	43,125

Future net cash flows	14,222	7,174	21,396	7,388	7,228	—	12,646	2,248	395	51,301
10 percent annual discount	6,474	2,300	8,774	3,703	1,878	—	4,108	879	1,566	20,908

Discounted future net cash flows	$7,748	4,874	12,622	3,685	5,350	—	8,538	1,369	(1,171)	30,393

Equity affiliates
Future cash inflows	$—	—	—	36,540	—	69,277	19,420	—	—	125,237
Less:
Future production and transportation costs*	—	—	—	13,689	—	49,874	13,891	—	—	77,454
Future development costs	—	—	—	4,481	—	7,795	350	—	—	12,626
Future income tax provisions	—	—	—	4,785	—	2,265	694	—	—	7,744

Future net cash flows	—	—	—	13,585	—	9,343	4,485	—	—	27,413
10 percent annual discount	—	—	—	9,512	—	4,002	2,018	—	—	15,532

Discounted future net cash flows	$—	—	—	4,073	—	5,341	2,467	—	—	11,881

Total company
Discounted future net cash flows	$7,748	4,874	12,622	7,758	5,350	5,341	11,005	1,369	(1,171)	42,274

*	Includes taxes other than income taxes.

Sources of Change in Discounted Future Net Cash Flows

	Millions of Dollars
	Consolidated Operations			Equity Affiliates			Total Company
	2011	2010*	2009	2011	2010	2009	2011	2010*	2009
Discounted future net cash flows at the beginning of the year	$45,466	30,393	24,548	11,094	11,881	3,033	56,560	42,274	27,581

Changes during the year
Revenues less production and transportation costs for the year**	(24,223)	(22,296)	(18,460)	(1,962)	(3,083)	(2,793)	(26,185)	(25,379)	(21,253)
Net change in prices, and production and transportation costs**	38,161	39,532	19,208	4,685	3,478	14,386	42,846	43,010	33,594
Extensions, discoveries and improved recovery, less estimated future costs	8,730	4,517	2,312	832	297	1,342	9,562	4,814	3,654
Development costs for the year	8,428	5,617	6,148	1,488	1,758	1,623	9,916	7,375	7,771
Changes in estimated future development costs	(8,374)	(2,917)	(7,036)	(1,508)	(129)	(2,197)	(9,882)	(3,046)	(9,233)
Purchases of reserves in place, less estimated future costs	19	19	3	—	—	96	19	19	99
Sales of reserves in place, less estimated future costs	(390)	(3,729)	(75)	(234)	(5,405)	—	(624)	(9,134)	(75)
Revisions of previous quantity estimates***	(1,938)	3,062	5,149	491	372	(1,597)	(1,447)	3,434	3,552
Accretion of discount	7,710	5,000	3,972	1,284	1,404	365	8,994	6,404	4,337
Net change in income taxes	(16,000)	(13,732)	(5,376)	(1,537)	521	(2,377)	(17,537)	(13,211)	(7,753)

Total changes	12,123	15,073	5,845	3,539	(787)	8,848	15,662	14,286	14,693

Discounted future net cash flows at year end	$57,589	45,466	30,393	14,633	11,094	11,881	72,222	56,560	42,274

*	Certain amounts have been restated to remove future development costs related to probable reserves.
**	Includes taxes other than income taxes.
***	Includes amounts resulting from changes in the timing of production.

•	The net change in prices, and production and transportation costs is the beginning-of-year reserve-production forecast multiplied by the net annual change in the per-unit sales price, and production and transportation cost, discounted at 10 percent.

•	Purchases and sales of reserves in place, along with extensions, discoveries and improved recovery, are calculated using production forecasts of the applicable reserve quantities for the year multiplied by the 12-month average sales prices, less future estimated costs, discounted at 10 percent.

•	The accretion of discount is 10 percent of the prior year’s discounted future cash inflows, less future production, transportation and development costs.

•	The net change in income taxes is the annual change in the discounted future income tax provisions.

Selected Quarterly Financial Data (Unaudited)

	Millions of Dollars
	Sales and	Income From Continuing			Per Share of Common Stock
	Other Operating	Operations Before	Net	Net Income Attributable to	Net Income Attributable to ConocoPhillips
	Revenues	Income Taxes	Income	ConocoPhillips	Basic	Diluted
2011
First	$15,780	4,741	3,042	3,028	2.11	2.09
Second	17,176	4,514	3,419	3,402	2.43	2.41
Third	16,506	3,605	2,631	2,616	1.93	1.91
Fourth	16,294	3,365	3,410	3,390	2.58	2.56

2010
First	$15,752	3,874	2,112	2,098	1.41	1.40
Second	12,873	6,081	4,183	4,164	2.79	2.77
Third	14,484	4,617	3,069	3,055	2.06	2.05
Fourth	14,187	3,740	2,053	2,041	1.40	1.39

Supplementary Information-Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Supplementary Information-Condensed Consolidating Financial Information

Supplementary Information—Condensed Consolidating Financial Information

We have various cross guarantees among ConocoPhillips, ConocoPhillips Company, ConocoPhillips Australia Funding Company, ConocoPhillips Canada Funding Company I, and ConocoPhillips Canada Funding Company II, with respect to publicly held debt securities. ConocoPhillips Company is 100 percent owned by ConocoPhillips. ConocoPhillips Australia Funding Company, ConocoPhillips Canada Funding Company I and ConocoPhillips Canada Funding Company II are indirect, 100 percent-owned subsidiaries of ConocoPhillips Company. ConocoPhillips and ConocoPhillips Company have fully and unconditionally guaranteed the payment obligations of ConocoPhillips Australia Funding Company, ConocoPhillips Canada Funding Company I, and ConocoPhillips Canada Funding Company II, with respect to their publicly held debt securities. Similarly, ConocoPhillips has fully and unconditionally guaranteed the payment obligations of ConocoPhillips Company with respect to its publicly held debt securities. In addition, ConocoPhillips Company has fully and unconditionally guaranteed the payment obligations of ConocoPhillips with respect to its publicly held debt securities. All guarantees are joint and several. The following condensed consolidating financial information presents the results of operations, financial position and cash flows for:

•	ConocoPhillips, ConocoPhillips Company, ConocoPhillips Australia Funding Company, ConocoPhillips Canada Funding Company I, and ConocoPhillips Canada Funding Company II (in each case, reflecting investments in subsidiaries utilizing the equity method of accounting).

•	All other nonguarantor subsidiaries of ConocoPhillips.

•	The consolidating adjustments necessary to present ConocoPhillips’ results on a consolidated basis.

In February 2009, we filed a universal shelf registration statement with the SEC under which ConocoPhillips, as a well-known seasoned issuer, has the ability to issue and sell an indeterminate amount of various types of debt and equity securities, with certain debt securities guaranteed by ConocoPhillips Company. Also as part of that registration statement, ConocoPhillips Trust I and ConocoPhillips Trust II have the ability to issue and sell preferred trust securities, guaranteed by ConocoPhillips. ConocoPhillips Trust I and ConocoPhillips Trust II have not issued any trust-preferred securities under this registration statement, and thus have no assets or liabilities. Accordingly, columns for these two trusts are not included in the condensed consolidating financial information.

This condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes.

	Millions of Dollars
	Year Ended December 31, 2011
Income Statement	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenues and Other Income
Sales and other operating revenues	$—	20,606	—	—	—	45,150	—	65,756
Equity in earnings of affiliates	8,431	8,512	—	—	—	1,288	(16,997)	1,234
Gain on dispositions	—	261	—	—	—	109	—	370
Other income	—	98	—	—	—	176	—	274
Intercompany revenues	4	1,346	46	91	35	2,683	(4,205)	—

Total Revenues and Other Income	8,435	30,823	46	91	35	49,406	(21,202)	67,634

Costs and Expenses
Purchased commodities	—	17,944	—	—	—	14,465	(2,434)	29,975
Production and operating expenses	—	1,126	—	—	—	5,679	(63)	6,742
Selling, general and administrative expenses	13	607	—	—	—	256	(9)	867
Exploration expenses	—	333	—	—	—	733	—	1,066
Depreciation, depletion and amortization	—	867	—	—	—	6,148	—	7,015
Impairments	—	38	—	—	—	283	—	321
Taxes other than income taxes	—	292	—	—	—	3,729	—	4,021
Accretion on discounted liabilities	—	48	—	—	—	378	—	426
Interest and debt expense	1,594	448	42	77	32	460	(1,699)	954
Foreign currency transaction (gains) losses	—	(16)	—	(10)	(35)	83	—	22

Total Costs and Expenses	1,607	21,687	42	67	(3)	32,214	(4,205)	51,409

Income before income taxes	6,828	9,136	4	24	38	17,192	(16,997)	16,225
Provision for income taxes	(561)	705	1	(1)	12	8,614	—	8,770

Income From Continuing Operations	7,389	8,431	3	25	26	8,578	(16,997)	7,455
Income from discontinued operations	5,047	5,047	—	—	—	4,601	(9,648)	5,047

Net income	12,436	13,478	3	25	26	13,179	(26,645)	12,502
Less: net income (loss) attributable to noncontrolling interests	—	—	—	—	—	(66)	—	(66)

Net Income Attributable to ConocoPhillips	$12,436	13,478	3	25	26	13,113	(26,645)	12,436

Comprehensive Income (Loss) Attributable to ConocoPhillips	$10,749	11,791	3	(6)	14	11,901	(23,703)	10,749

Income Statement	Year Ended December 31, 2010
Revenues and Other Income
Sales and other operating revenues	$—	21,531	—	—	—	35,765	—	57,296
Equity in earnings of affiliates	11,009	11,381	—	—	—	1,278	(22,300)	1,368
Gain on dispositions	—	370	—	—	—	5,193	—	5,563
Other income (loss)	1	191	—	—	(28)	18	—	182
Intercompany revenues	5	661	46	86	66	3,886	(4,750)	—

Total Revenues and Other Income	11,015	34,134	46	86	38	46,140	(27,050)	64,409

Costs and Expenses
Purchased commodities	—	18,587	—	—	—	9,958	(3,576)	24,969
Production and operating expenses	—	1,328	—	—	—	5,221	(24)	6,525
Selling, general and administrative expenses	12	603	—	—	—	223	(27)	811
Exploration expenses	—	247	—	—	—	908	—	1,155
Depreciation, depletion and amortization	—	978	—	—	—	7,191	—	8,169
Impairments	—	—	—	—	—	81	—	81
Taxes other than income taxes	—	293	—	—	—	2,511	—	2,804
Accretion on discounted liabilities	—	41	—	—	—	376	—	417
Interest and debt expense	946	502	42	77	45	678	(1,123)	1,167
Foreign currency transaction (gains) losses	—	23	—	47	50	(121)	—	(1)

Total Costs and Expenses	958	22,602	42	124	95	27,026	(4,750)	46,097

Income (loss) before income taxes	10,057	11,532	4	(38)	(57)	19,114	(22,300)	18,312
Provision for income taxes	(333)	523	1	7	(6)	7,671	—	7,863

Income From Continuing Operations	10,390	11,009	3	(45)	(51)	11,443	(22,300)	10,449
Income from discontinued operations	968	968	—	—	—	1,204	(2,172)	968

Net income (loss)	11,358	11,977	3	(45)	(51)	12,647	(24,472)	11,417
Less: net income attributable to noncontrolling interests	—	—	—	—	—	(59)	—	(59)

Net Income (Loss) Attributable to ConocoPhillips	$11,358	11,977	3	(45)	(51)	12,588	(24,472)	11,358

Comprehensive Income (Loss) Attributable to ConocoPhillips	$13,066	13,685	3	24	(19)	14,279	(27,972)	13,066

	Millions of Dollars
	Year Ended December 31, 2009
Income Statement	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenues and Other Income
Sales and other operating revenues	$—	17,614	—	—	—	31,214	—	48,828
Equity in earnings of affiliates	4,120	4,744	—	—	—	1,071	(8,496)	1,439
Gain on dispositions	—	4	—	—	—	77	—	81
Other income	—	111	—	—	—	146	—	257
Intercompany revenues	31	937	52	78	48	2,708	(3,854)	—

Total Revenues and Other Income	4,151	23,410	52	78	48	35,216	(12,350)	50,605

Costs and Expenses
Purchased commodities	—	15,343	—	—	—	9,132	(3,126)	21,349
Production and operating expenses	2	1,205	—	—	—	5,110	(26)	6,291
Selling, general and administrative expenses	15	421	—	—	—	239	(11)	664
Exploration expenses	—	295	—	—	—	887	—	1,182
Depreciation, depletion and amortization	—	1,124	—	—	—	7,283	—	8,407
Impairments	—	1	—	—	—	468	—	469
Taxes other than income taxes	—	259	—	—	—	1,603	—	1,862
Accretion on discounted liabilities	—	33	—	—	—	356	—	389
Interest and debt expense	631	387	47	77	53	763	(691)	1,267
Foreign currency transaction (gains) losses	—	(36)	—	171	216	(340)	—	11

Total Costs and Expenses	648	19,032	47	248	269	25,501	(3,854)	41,891

Income (loss) before income taxes	3,503	4,378	5	(170)	(221)	9,715	(8,496)	8,714
Provision for income taxes	(216)	258	2	4	(24)	4,893	—	4,917

Income (Loss) from Continuing Operations	3,719	4,120	3	(174)	(197)	4,822	(8,496)	3,797
Income from discontinued operations	695	695	—	—	—	218	(913)	695

Net income (loss)	4,414	4,815	3	(174)	(197)	5,040	(9,409)	4,492
Less: net income attributable to noncontrolling interests	—	—	—	—	—	(78)	—	(78)

Net Income (Loss) Attributable to ConocoPhillips	$4,414	4,815	3	(174)	(197)	4,962	(9,409)	4,414

Comprehensive Income (Loss) Attributable to ConocoPhillips	$9,354	9,755	3	16	(68)	9,661	(19,367)	9,354

	Millions of Dollars
	At December 31, 2011**
Balance Sheet	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Assets
Cash and cash equivalents	$—	2,028	1	37	1	3,713	—	5,780
Short-term investments	—	—	—	—	—	581	—	581
Accounts and notes receivable	60	9,186	—	—	—	20,898	(13,618)	16,526
Inventories	—	2,239	—	—	—	2,392	—	4,631
Prepaid expenses and other current assets	22	1,090	—	1	—	1,587	—	2,700

Total Current Assets	82	14,543	1	38	1	29,171	(13,618)	30,218
Investments, loans and long-term receivables*	96,284	135,618	760	1,417	565	59,651	(260,512)	33,783
Net properties, plants and equipment	—	19,595	—	—	—	64,585	—	84,180
Goodwill	—	3,332	—	—	—	—	—	3,332
Intangibles	—	722	—	—	—	23	—	745
Other assets	64	301	—	2	3	602	—	972

Total Assets	$96,430	174,111	761	1,457	569	154,032	(274,130)	153,230

Liabilities and Stockholders’ Equity
Accounts payable	$10	18,747	—	1	1	14,512	(13,618)	19,653
Short-term debt	892	27	—	—	—	94	—	1,013
Accrued income and other taxes	—	315	—	2	—	3,903	—	4,220
Employee benefit obligations	—	835	—	—	—	276	—	1,111
Other accruals	244	634	9	14	6	1,164	—	2,071

Total Current Liabilities	1,146	20,558	9	17	7	19,949	(13,618)	28,068
Long-term debt	10,951	3,599	749	1,250	498	4,563	—	21,610
Asset retirement obligations and accrued environmental costs	—	1,766	—	—	—	7,563	—	9,329
Joint venture acquisition obligation	—	—	—	—	—	3,582	—	3,582
Deferred income taxes	(5)	3,982	—	11	9	14,043	—	18,040
Employee benefit obligations	—	3,092	—	—	—	976	—	4,068
Other liabilities and deferred credits*	25,959	40,479	—	104	29	20,047	(83,834)	2,784

Total Liabilities	38,051	73,476	758	1,382	543	70,723	(97,452)	87,481
Retained earnings	42,550	34,921	1	(70)	(55)	29,821	(58,119)	49,049
Other common stockholders’ equity	15,829	65,714	2	145	81	52,978	(118,559)	16,190
Noncontrolling interests	—	—	—	—	—	510	—	510

Total Liabilities and Stockholders’ Equity	$96,430	174,111	761	1,457	569	154,032	(274,130)	153,230

* Includes intercompany loans.

Balance Sheet	At December 31, 2010**
Assets
Cash and cash equivalents	$—	718	—	29	4	8,703	—	9,454
Short-term investments	—	—	—	—	—	973	—	973
Accounts and notes receivable	36	9,126	1	—	—	16,625	(9,976)	15,812
Investments in LUKOIL	—	—	—	—	—	1,083	—	1,083
Inventories	—	3,121	—	—	—	2,076	—	5,197
Prepaid expenses and other current assets	23	824	—	2	—	1,292	—	2,141

Total Current Assets	59	13,789	1	31	4	30,752	(9,976)	34,660
Investments, loans and long-term receivables*	84,461	112,008	762	1,445	577	50,563	(216,055)	33,761
Net properties, plants and equipment	—	19,524	—	—	—	63,030	—	82,554
Goodwill	—	3,633	—	—	—	—	—	3,633
Intangibles	—	760	—	—	—	41	—	801
Other assets	55	254	1	3	3	589	—	905

Total Assets	$84,575	149,968	764	1,479	584	144,975	(226,031)	156,314

Liabilities and Stockholders’ Equity
Accounts payable	$—	14,939	—	2	—	13,434	(9,976)	18,399
Short-term debt	(5)	354	—	—	—	587	—	936
Accrued income and other taxes	—	431	—	—	6	4,437	—	4,874
Employee benefit obligations	—	773	—	—	—	308	—	1,081
Other accruals	242	620	9	15	6	1,237	—	2,129

Total Current Liabilities	237	17,117	9	17	12	20,003	(9,976)	27,419
Long-term debt	11,832	3,674	750	1,250	499	4,651	—	22,656
Asset retirement obligations and accrued environmental costs	—	1,686	—	—	—	7,513	—	9,199
Joint venture acquisition obligation	—	—	—	—	—	4,314	—	4,314
Deferred income taxes	(1)	3,659	—	16	(2)	13,648	—	17,320
Employee benefit obligations	—	2,779	—	—	—	904	—	3,683
Other liabilities and deferred credits*	10,752	32,268	—	114	61	19,169	(59,765)	2,599

Total Liabilities	22,820	61,183	759	1,397	570	70,202	(69,741)	87,190
Retained earnings	33,753	21,440	3	(94)	(81)	20,055	(34,824)	40,252
Other common stockholders’ equity	28,002	67,345	2	176	95	54,171	(121,466)	28,325
Noncontrolling interests	—	—	—	—	—	547	—	547

Total Liabilities and Stockholders’ Equity	$84,575	149,968	764	1,479	584	144,975	(226,031)	156,314

*	Includes intercompany loans.
**	Certain amounts have been restated to reflect a prior period adjustment. See Note 21—Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

	Millions of Dollars
	Year Ended December 31, 2011
Statement of Cash Flows	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$14,669	(1,805)	1	13	(7)	4,950	(3,344)	14,477
Net cash provided by (used in) discontinued operations	—	(2,359)	—	—	—	7,528	—	5,169

Net Cash Provided by (Used in) Operating Activities	$14,669	(4,164)	1	13	(7)	12,478	(3,344)	19,646

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,504)	—	—	—	(10,740)	—	(12,244)
Proceeds from asset dispositions	—	318	—	—	—	1,874	—	2,192
Net purchases of short-term investments	—	—	—	—	—	400	—	400
Long-term advances/loans—related parties	—	(916)	—	(4)	—	(4,562)	5,473	(9)
Collection of advances/loans—related parties	—	993	—	—	—	8,340	(9,235)	98
Other	—	6	—	—	—	50	—	56

Net cash used in continuing investing activities	—	(1,103)	—	(4)	—	(4,638)	(3,762)	(9,507)
Net cash provided by (used in) discontinued operations	—	2,376	—	—	—	(8,084)	8,200	2,492

Net Cash Provided by (Used in) Investing Activities	—	1,273	—	(4)	—	(12,722)	4,438	(7,015)

Cash Flows From Financing Activities
Issuance of debt	—	12,758	—	—	4	827	(13,589)	—
Repayment of debt	—	(8,657)	—	—	—	(1,426)	9,149	(934)
Issuance of company common stock	96	—	—	—	—	—	—	96
Repurchase of company common stock	(11,123)	—	—	—	—	—	—	(11,123)
Dividends paid on common stock	(3,633)	—	—	—	—	(3,051)	3,052	(3,632)
Other	(9)	119	—	—	—	(794)	—	(684)

Net cash provided by (used in) continuing financing activities	(14,669)	4,220	—	—	4	(4,444)	(1,388)	(16,277)
Net cash used in discontinued operations	—	(18)	—	—	—	(304)	294	(28)

Net Cash Provided by (Used in) Financing Activities	(14,669)	4,202	—	—	4	(4,748)	(1,094)	(16,305)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	(1)	—	—	—	1	—	—

Net Change in Cash and Cash Equivalents	—	1,310	1	9	(3)	(4,991)	—	(3,674)
Cash and cash equivalents at beginning of year	—	718	—	29	4	8,703	—	9,454

Cash and Cash Equivalents at End of Year	$—	2,028	1	38	1	3,712	—	5,780

Statement of Cash Flows	Year Ended December 31, 2010
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$7,901	1,962	—	11	(3)	7,095	(2,513)	14,453
Net cash provided by discontinued operations	—	349	—	—	—	2,243	—	2,592

Net Cash Provided by (Used in) Operating Activities	$7,901	2,311	—	11	(3)	9,338	(2,513)	17,045

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,120)	—	—	—	(7,814)	323	(8,611)
Proceeds from asset dispositions	—	789	—	—	—	14,020	(99)	14,710
Net purchases of short-term investments	—	—	—	—	—	(982)	—	(982)
Long-term advances/loans—related parties	—	(135)	—	—	—	(2,279)	2,301	(113)
Collection of advances/loans—related parties	—	87	—	—	384	1,379	(1,755)	95
Other	—	28	—	—	—	190	—	218

Net cash provided by (used in) continuing investing activities	—	(351)	—	—	384	4,514	770	5,317
Net cash provided by (used in) discontinued operations	—	(931)	—	—	—	279	—	(652)

Net Cash Provided by (Used in) Investing Activities	—	(1,282)	—	—	384	4,793	770	4,665

Cash Flows From Financing Activities
Issuance of debt	—	2,159	—	—	—	260	(2,301)	118
Repayment of debt	(990)	(2,642)	—	—	(378)	(3,039)	1,755	(5,294)
Issuance of company common stock	133	—	—	—	—	—	—	133
Repurchase of company common stock	(3,866)	—	—	—	—	—	—	(3,866)
Dividends paid on common stock	(3,175)	—	—	—	—	(2,666)	2,666	(3,175)
Other	(3)	52	—	—	—	(782)	27	(706)

Net cash used in continuing financing activities	(7,901)	(431)	—	—	(378)	(6,227)	2,147	(12,790)
Net cash provided by (used in) discontinued operations	—	(18)	—	—	—	240	(251)	(29)

Net Cash Used in Financing Activities	(7,901)	(449)	—	—	(378)	(5,987)	1,896	(12,819)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	16	—	—	—	5	—	21

Net Change in Cash and Cash Equivalents	—	596	—	11	3	8,149	153	8,912
Cash and cash equivalents at beginning of year	—	122	—	18	1	554	(153)	542

Cash and Cash Equivalents at End of Year	$—	718	—	29	4	8,703	—	9,454

	Millions of Dollars
	Year Ended December 31, 2009
Statement of Cash Flows	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$(2,205)	5,181	—	8	—	10,483	(2,084)	11,383
Net cash provided by (used in) discontinued operations	—	1,270	—	—	—	(174)	—	1,096

Net Cash Provided by (Used in) Operating Activities	$(2,205)	6,451	—	8	—	10,309	(2,084)	12,479

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,890)	—	—	—	(7,190)	680	(8,400)
Proceeds from asset dispositions	—	314	—	—	—	517	(319)	512
Long-term advances/loans—related parties	—	(75)	—	—	—	(3,312)	3,212	(175)
Collection of advances/loans—related parties	—	168	950	—	—	6,438	(7,464)	92
Other	—	—	—	—	—	9	—	9

Net cash provided by (used in) continuing investing activities	—	(1,483)	950	—	—	(3,538)	(3,891)	(7,962)
Net cash used in discontinued operations	—	(1,256)	—	—	—	(717)	—	(1,973)

Net Cash Provided by (Used in) Investing Activities	—	(2,739)	950	—	—	(4,255)	(3,891)	(9,935)

Cash Flows From Financing Activities
Issuance of debt	8,909	3,122	—	—	—	269	(3,213)	9,087
Repayment of debt	(3,826)	(6,727)	(950)	—	—	(3,794)	7,464	(7,833)
Issuance of company common stock	13	—	—	—	—	—	—	13
Dividends paid on common stock	(2,832)	—	—	—	—	(1,945)	1,945	(2,832)
Other	(59)	18	—	—	—	(1,179)	(41)	(1,261)

Net cash provided by (used in) continuing financing activities	2,205	(3,587)	(950)	—	—	(6,649)	6,155	(2,826)
Net cash provided by (used in) discontinued operations	—	(11)	—	—	—	301	(319)	(29)

Net Cash Provided by (Used in) Financing Activities	2,205	(3,598)	(950)	—	—	(6,348)	5,836	(2,855)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—	98	—	98

Net Change in Cash and Cash Equivalents	—	114	—	8	—	(196)	(139)	(213)
Cash and cash equivalents at beginning of year	—	8	—	10	1	750	(14)	755

Cash and Cash Equivalents at End of Year	$—	122	—	18	1	554	(153)	542

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Consolidation Principles and Investments
•

Consolidation Principles and Investments—Our consolidated financial statements include the accounts of majority-owned, controlled subsidiaries and variable interest entities where we are the primary beneficiary. The equity method is used to account for investments in affiliates in which we have the ability to exert significant influence over the affiliates’ operating and financial policies. When we do not have the ability to exert significant influence, the investment is either classified as available-for-sale if fair value is readily determinable, or the cost method is used if fair value is not readily determinable. Undivided interests in oil and gas joint ventures, pipelines, natural gas plants and terminals are consolidated on a proportionate basis. Other securities and investments are generally carried at cost.

As a result of our separation of Phillips 66 on April 30, 2012, the results of operations for our former refining, marketing and transportation businesses; most of our former Midstream segment; our former Chemicals segment; and our power generation and certain technology operations included in our former Emerging Businesses segment (collectively, our “Downstream business”), have been classified as discontinued operations for all periods presented. See Note 26—Separation of Downstream Business, for additional information. Additionally, we have realigned our reporting segments following the separation of Phillips 66 and have reflected those changes for all periods presented. We manage our operations through six operating segments, defined by geographic region: Alaska, Lower 48 and Latin America, Canada, Europe, Asia Pacific and Middle East, and Other International. For additional information, see Note 25—Segment Disclosures and Related Information.

Foreign Currency Translation

Foreign Currency Translation—Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common stockholders’ equity. Foreign currency transaction gains and losses are included in current earnings. Most of our foreign operations use their local currency as the functional currency.

Use of Estimates

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosures of contingent assets and liabilities. Actual results could differ from these estimates.

Revenue Recognition
•

Revenue Recognition—Revenues associated with sales of crude oil, bitumen, natural gas, liquefied natural gas (LNG), natural gas liquids and other items are recognized when title passes to the customer, which is when the risk of ownership passes to the purchaser and physical delivery of goods occurs, either immediately or within a fixed delivery schedule that is reasonable and customary in the industry.

Revenues associated with producing properties in which we have an interest with other producers are recognized based on the actual volumes we sold during the period. Any differences between volumes sold and entitlement volumes, based on our net working interest, which are deemed to be nonrecoverable through remaining production, are recognized as accounts receivable or accounts payable, as appropriate. Cumulative differences between volumes sold and entitlement volumes are generally not significant.

Revenues associated with transactions commonly called buy/sell contracts, in which the purchase and sale of inventory with the same counterparty are entered into “in contemplation” of one another, are combined and reported net (i.e., on the same income statement line).

Shipping and Handling Costs
•

Shipping and Handling Costs—We include shipping and handling costs in production and operating expenses for production activities. Transportation costs related to marketing activities are recorded in purchased crude oil, natural gas and products. Freight costs billed to customers were recorded as a component of revenue.

Cash Equivalents
•

Cash Equivalents—Cash equivalents are highly liquid, short-term investments that are readily convertible to known amounts of cash and have original maturities of 90 days or less from their date of purchase. They are carried at cost plus accrued interest, which approximates fair value.

Short-Term Investments
•

Short-Term Investments—Investments in bank time deposits and marketable securities (commercial paper and government obligations) with original maturities of greater than 90 days but less than one year are classified as short-term investments. See Note 16—Financial Instruments and Derivative Contracts, for additional information on these held-to-maturity financial instruments.

Inventories

Inventories—We have several valuation methods for our various types of inventories and consistently use the following methods for each type of inventory. Crude oil and petroleum products inventories are valued at the lower of cost or market in the aggregate, primarily on the last-in, first-out (LIFO) basis. Any necessary lower-of-cost-or-market write-downs at year end are recorded as permanent adjustments to the LIFO cost basis. LIFO is used to better match current inventory costs with current revenues and to meet tax-conformity requirements. Costs include both direct and indirect expenditures incurred in bringing an item or product to its existing condition and location, but not unusual/nonrecurring costs or research and development costs. Materials, supplies and other miscellaneous inventories, such as tubular goods and well equipment, are valued using various methods, including the weighted-average-cost method, and the first-in, first-out (FIFO) method, consistent with industry practice.

Fair Value Measurements
•

Fair Value Measurements—We categorize assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly through market-corroborated inputs. Level 3 inputs are unobservable inputs for the asset or liability reflecting significant modifications to observable related market data or our assumptions about pricing by market participants.

Derivative Instruments
•

Derivative Instruments—Derivative instruments are recorded on the balance sheet at fair value. If the right of offset exists and certain other criteria are met, derivative assets and liabilities with the same counterparty are netted on the balance sheet and the collateral payable or receivable is netted against derivative assets and derivative liabilities, respectively.

Recognition and classification of the gain or loss that results from recording and adjusting a derivative to fair value depends on the purpose for issuing or holding the derivative. Gains and losses from derivatives not accounted for as hedges are recognized immediately in earnings. For derivative instruments that are designated and qualify as a fair value hedge, the gains or losses from adjusting the derivative to its fair value will be immediately recognized in earnings and, to the extent the hedge is effective, offset the concurrent recognition of changes in the fair value of the hedged item. Gains or losses from derivative instruments that are designated and qualify as a cash flow hedge or hedge of a net investment in a foreign entity are recognized in other comprehensive income and appear on the balance sheet in accumulated other comprehensive income until the hedged transaction is recognized in earnings; however, to the extent the change in the value of the derivative exceeds the change in the anticipated cash flows of the hedged transaction, the excess gains or losses will be recognized immediately in earnings.

Oil and Gas Exploration and Development
•	Oil and Gas Exploration and Development—Oil and gas exploration and development costs are accounted for using the successful efforts method of accounting.

Property Acquisition Costs—Oil and gas leasehold acquisition costs are capitalized and included in the balance sheet caption properties, plants and equipment (PP&E). Leasehold impairment is recognized based on exploratory experience and management’s judgment. Upon achievement of all conditions necessary for reserves to be classified as proved, the associated leasehold costs are reclassified to proved properties.

Exploratory Costs—Geological and geophysical costs and the costs of carrying and retaining undeveloped properties are expensed as incurred. Exploratory well costs are capitalized, or “suspended,” on the balance sheet pending further evaluation of whether economically recoverable reserves have been found. If economically recoverable reserves are not found, exploratory well costs are expensed as dry holes. If exploratory wells encounter potentially economic quantities of oil and gas, the well costs remain capitalized on the balance sheet as long as sufficient progress assessing the reserves and the economic and operating viability of the project is being made. For complex exploratory discoveries, it is not unusual to have exploratory wells remain suspended on the balance sheet for several years while we perform additional appraisal drilling and seismic work on the potential oil and gas field or while we seek government or co-venturer approval of development plans or seek environmental permitting. Once all required approvals and permits have been obtained, the projects are moved into the development phase, and the oil and gas resources are designated as proved reserves.

Management reviews suspended well balances quarterly, continuously monitors the results of the additional appraisal drilling and seismic work, and expenses the suspended well costs as dry holes when it judges the potential field does not warrant further investment in the near term. See Note 8—Suspended Wells, for additional information on suspended wells.

Development Costs—Costs incurred to drill and equip development wells, including unsuccessful development wells, are capitalized.

Depletion and Amortization—Leasehold costs of producing properties are depleted using the unit-of-production method based on estimated proved oil and gas reserves. Amortization of intangible development costs is based on the unit-of-production method using estimated proved developed oil and gas reserves.

Capitalized Interest
•

Capitalized Interest—Interest from external borrowings is capitalized on major projects with an expected construction period of one year or longer. Capitalized interest is added to the cost of the underlying asset and is amortized over the useful lives of the assets in the same manner as the underlying assets.

Intangible Assets Other Than Goodwill

Intangible Assets Other Than Goodwill—Intangible assets that have finite useful lives are amortized by the straight-line method over their useful lives. Intangible assets that have indefinite useful lives are not amortized but are tested at least annually for impairment. Each reporting period, we evaluate the remaining useful lives of intangible assets not being amortized to determine whether events and circumstances continue to support indefinite useful lives. These indefinite lived intangibles are considered impaired if the fair value of the intangible asset is lower than net book value. The fair value of intangible assets is determined based on quoted market prices in active markets, if available. If quoted market prices are not available, fair value of intangible assets is determined based upon the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants, or upon estimated replacement cost, if expected future cash flows from the intangible asset are not determinable.

Goodwill

•

Goodwill—Goodwill resulting from a business combination is not amortized but is tested at least annually for impairment. If the fair value of a reporting unit is less than the recorded book value of the reporting unit’s assets (including goodwill), less liabilities, then a hypothetical purchase price allocation is performed on the reporting unit’s assets and liabilities using the fair value of the reporting unit as the purchase price in the calculation. If the amount of goodwill resulting from this hypothetical purchase price allocation is less than the recorded amount of goodwill, the recorded goodwill is written down to the new amount. The Company’s remaining goodwill resides in its discontinued Downstream business and has been evaluated for impairment on a worldwide basis.

Depreciation and Amortization

Depreciation and Amortization—Depreciation and amortization of PP&E on producing hydrocarbon properties and certain pipeline assets (those which are expected to have a declining utilization pattern), are determined by the unit-of-production method. Depreciation and amortization of all other PP&E are determined by either the individual-unit-straight-line method or the group-straight-line method (for those individual units that are highly integrated with other units).

Impairment of Properties, Plants and Equipment
•

Impairment of Properties, Plants and Equipment—PP&E used in operations are assessed for impairment whenever changes in facts and circumstances indicate a possible significant deterioration in the future cash flows expected to be generated by an asset group and annually in the fourth quarter following updates to corporate planning assumptions. If, upon review, the sum of the undiscounted pretax cash flows is less than the carrying value of the asset group, the carrying value is written down to estimated fair value through additional amortization or depreciation provisions and reported as impairments in the periods in which the determination of the impairment is made. Individual assets are grouped for impairment purposes at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets—generally on a field-by-field basis for exploration and production assets, or at an entire complex level for downstream assets. Because there usually is a lack of quoted market prices for long-lived assets, the fair value of impaired assets is typically determined based on the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants or based on a multiple of operating cash flow validated with historical market transactions of similar assets where possible. Long-lived assets committed by management for disposal within one year are accounted for at the lower of amortized cost or fair value, less cost to sell, with fair value determined using a binding negotiated price, if available, or present value of expected future cash flows as previously described.

The expected future cash flows used for impairment reviews and related fair value calculations are based on estimated future production volumes, prices and costs, considering all available evidence at the date of review. If the future production price risk has been hedged, the hedged price is used in the calculations for the period and quantities hedged. The impairment review includes cash flows from proved developed and undeveloped reserves, including any development expenditures necessary to achieve that production. Additionally, when probable reserves exist, an appropriate risk-adjusted amount of these reserves may be included in the impairment calculation.

Impairment of Investments in Nonconsolidated Entities

Impairment of Investments in Nonconsolidated Entities—Investments in nonconsolidated entities are assessed for impairment whenever changes in the facts and circumstances indicate a loss in value has occurred and annually following updates to corporate planning assumptions. When such a condition is judgmentally determined to be other than temporary, the carrying value of the investment is written down to fair value. The fair value of the impaired investment is based on quoted market prices, if available, or upon the present value of expected future cash flows using discount rates believed to be consistent with those used by principal market participants, plus market analysis of comparable assets owned by the investee, if appropriate.

Maintenance and Repairs	•
Maintenance and Repairs—Costs of maintenance and repairs, which are not significant improvements, are expensed when incurred.

Advertising Costs

Advertising Costs—Production costs of media advertising are deferred until the first public showing of the advertisement. Advances to secure advertising slots at specific sporting or other events are deferred until the event occurs. All other advertising costs are expensed as incurred, unless the cost has benefits that clearly extend beyond the interim period in which the expenditure is made, in which case the advertising cost is deferred and amortized ratably over the interim periods that clearly benefit from the expenditure.

Property Dispositions

Property Dispositions—When complete units of depreciable property are sold, the asset cost and related accumulated depreciation are eliminated, with any gain or loss reflected in the “Gain on dispositions” line of our consolidated income statement. When less than complete units of depreciable property are disposed of or retired, the difference between asset cost and salvage value is charged or credited to accumulated depreciation.

Asset Retirement Obligations and Environmental Costs
•

Asset Retirement Obligations and Environmental Costs—The fair value of legal obligations to retire and remove long-lived assets are recorded in the period in which the obligation is incurred (typically when the asset is installed at the production location). When the liability is initially recorded, we capitalize this cost by increasing the carrying amount of the related PP&E. Over time the liability is increased for the change in its present value, and the capitalized cost in PP&E is depreciated over the useful life of the related asset. For additional information, see Note 11—Asset Retirement Obligations and Accrued Environmental Costs, for additional information.

Environmental expenditures are expensed or capitalized, depending upon their future economic benefit. Expenditures relating to an existing condition caused by past operations, and those having no future economic benefit, are expensed. Liabilities for environmental expenditures are recorded on an undiscounted basis (unless acquired in a purchase business combination) when environmental assessments or cleanups are probable and the costs can be reasonably estimated. Recoveries of environmental remediation costs from other parties, such as state reimbursement funds, are recorded as assets when their receipt is probable and estimable.

Guarantees
•

Guarantees—Fair value of a guarantee is determined and recorded as a liability at the time the guarantee is given. The initial liability is subsequently reduced as we are released from exposure under the guarantee. We amortize the guarantee liability over the relevant time period, if one exists, based on the facts and circumstances surrounding each type of guarantee. In cases where the guarantee term is indefinite, we reverse the liability when we have information indicating the liability is essentially relieved or amortize it over an appropriate time period as the fair value of our guarantee exposure declines over time. We amortize the guarantee liability to the related income statement line item based on the nature of the guarantee. When it becomes probable that we will have to perform on a guarantee, we accrue a separate liability if it is reasonably estimable, based on the facts and circumstances at that time. We reverse the fair value liability only when there is no further exposure under the guarantee.

Stock-Based Compensation

Stock-Based Compensation—We recognize stock-based compensation expense over the shorter of the service period (i.e., the stated period of time required to earn the award) or the period beginning at the start of the service period and ending when an employee first becomes eligible for retirement. We have elected to recognize expense on a straight-line basis over the service period for the entire award, whether the award was granted with ratable or cliff vesting.

Income Taxes

Income Taxes—Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial reporting basis and the tax basis of our assets and liabilities, except for deferred taxes on income considered to be permanently reinvested in certain foreign subsidiaries and foreign corporate joint ventures. Allowable tax credits are applied currently as reductions of the provision for income taxes. Interest related to unrecognized tax benefits is reflected in interest expense, and penalties in production and operating expenses.

Taxes Collected from Customers and Remitted to Governmental Authorities

Taxes Collected from Customers and Remitted to Governmental Authorities—Excise taxes are reported gross within sales and other operating revenues and taxes other than income taxes, while other sales and value-added taxes are recorded net in taxes other than income taxes.

Net Income Per Share of Common Stock
•

Net Income Per Share of Common Stock—Basic net income per share of common stock is calculated based upon the daily weighted-average number of common shares outstanding during the year, including unallocated shares held by the stock savings feature of the ConocoPhillips Savings Plan. Also, this calculation includes fully vested stock and unit awards that have not been issued. Diluted net income per share of common stock includes the above, plus unvested stock, unit or option awards granted under our compensation plans and vested but unexercised stock options, but only to the extent these instruments dilute net income per share. For the purpose of the 2009 earnings per share calculation, net income attributable to ConocoPhillips was reduced by $12 million for the excess of the amount paid for the redemption of a noncontrolling interest over its carrying value, which was charged directly to retained earnings. Treasury stock and shares held by grantor trusts are excluded from the daily weighted-average number of common shares outstanding in both calculations.

Change in Accounting Principle - Comprehensive Income

Comprehensive Income

Effective December 31, 2011, we early adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2011-05, “Presentation of Comprehensive Income.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 220, “Comprehensive Income,” by requiring a more prominent presentation of the components of other comprehensive income. We elected the two-statement approach presenting other comprehensive income in a separate statement immediately following the income statement. On December 23, 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.” ASU 2011-12 defers the ASU 2011-05 requirement to present items reclassified into net income from other comprehensive income. This deferral only impacted the presentation requirement on the consolidated income statement.

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Inventories	Inventories at December 31 were:

	Millions of Dollars
	2011	2010
Crude oil and petroleum products	$3,633	4,254
Materials, supplies and other	998	943

	$4,631	5,197

Investments, Loans and Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Components of Investments, Loans and Long-Term Receivables

Components of investments, loans and long-term receivables at December 31 were:

	Millions of Dollars
	2011	2010
Equity investments	$30,985	30,055
Loans and advances—related parties	1,675	2,180
Long-term receivables	559	922
Other investments	564	604

	$33,783	33,761

Summarized Financial Information for Equity Method Investments in Affiliated Companies

Summarized 100 percent financial information for equity method investments in affiliated companies, combined, was as follows (information includes LUKOIL until loss of significant influence):

	Millions of Dollars
	2011	2010	2009
Revenues	$77,263	105,589	128,881
Income before income taxes	11,958	11,250	12,121
Net income	11,089	9,495	9,145
Current assets	21,530	14,039	36,139
Noncurrent assets	76,300	79,411	126,163
Current liabilities	9,708	9,325	22,483
Noncurrent liabilities	22,993	24,412	30,960

Properties, Plants and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Properties, Plants and Equipment

The company’s investment in PP&E, with accumulated depreciation, depletion and amortization (Accum. DD&A), at December 31 was:

	Millions of Dollars
	2011			2010
	Gross PP&E	Accum. DD&A	Net PP&E	Gross PP&E	Accum. DD&A	Net PP&E
E&P	$124,111	55,565	68,546	116,805	50,501	66,304
Midstream	135	86	49	128	80	48
R&M	22,096	8,128	13,968	23,579	8,999	14,580
LUKOIL Investment	—	—	—	—	—	—
Chemicals	—	—	—	—	—	—
Emerging Businesses	1,023	220	803	981	161	820
Corporate and Other	1,844	1,030	814	1,732	930	802

	$149,209	65,029	84,180	143,225	60,671	82,554

Suspended Wells (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Net Changes in Suspended Exploratory Well Costs

The following table reflects the net changes in suspended exploratory well costs during 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Beginning balance at January 1	$1,013	908	660
Additions pending the determination of proved reserves	96	216	342
Reclassifications to proved properties	(72)	(106)	(39)
Sales of suspended well investment	—	(4)	(21)
Charged to dry hole expense	—	(1)	(34)

Ending balance at December 31	$1,037	1,013	908

Summary of Aging of Suspended Well Costs

The following table provides an aging of suspended well balances at December 31, 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Exploratory well costs capitalized for a period of one year or less	$115	220	319
Exploratory well costs capitalized for a period greater than one year	922	793	589

Ending balance	$1,037	1,013	908

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	40	40	34

Summary of Aging of Exploratory Well Costs that have been Capitalized for More than One Year

The following table provides a further aging of those exploratory well costs that have been capitalized for more than one year since the completion of drilling as of December 31, 2011:

	Millions of Dollars
		Suspended Since
Project	Total	2008-2010	2005-2007	2001-2004
Aktote—Kazakhstan(2)	$19	—	—	19
Alpine Satellite—Alaska(2)	21	—	—	21
Browse Basin—Australia(1)	216	216	—	—
Caldita/Barossa—Australia(1)	77	—	77	—
Fiord West—Alaska(2)	16	16	—	—
Harrison—U.K.(2)	15	—	15	—
Kairan—Kazakhstan(2)	27	—	14	13
Kalamkas—Kazakhstan(1)	14	5	5	4
Kashagan—Kazakhstan(1)	44	19	15	10
Malikai—Malaysia(2)	52	—	40	12
NPR-A—Alaska(2)	17	17	—	—
Petai—Malaysia(2)	30	19	11	—
Point Thomson—Alaska(2)	37	37	—	—
Rak More—Kazakhstan(1)	22	22	—	—
Saleski—Canada(1)	14	14	—	—
Shenandoah—Lower 48(1)	43	43	—	—
Sunrise 3—Australia(2)	13	13	—	—
Surmont III and beyond—Canada(1)	26	6	18	2
Su tu Nau—Vietnam(2)	18	9	9	—
Thornbury—Canada(1)	19	19	—	—
Tiber—Lower 48(1)	40	40	—	—
Titan—Norway(2)	11	11	—	—
Ubah—Malaysia(2)	34	34	—	—
Uge—Nigeria(1)	29	15	14	—
Sixteen projects of $10 million or less each(1)(2)	68	34	32	2

Total of 40 projects	$922	589	250	83

(1) Additional appraisal wells planned.

(2) Appraisal drilling complete; costs being incurred to assess development.

Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

	Millions of Dollars
	2011			2010
	E&P*	R&M*	Total	E&P*	R&M*	Total
Balance as of January 1
Goodwill	$25,443	3,633	29,076	25,443	3,638	29,081
Accumulated impairment losses	(25,443)	—	(25,443)	(25,443)	—	(25,443)

	—	3,633	3,633	—	3,638	3,638
Goodwill allocated to assets held for sale or sold	—	(273)	(273)	—	—	—
Tax and other adjustments	—	(28)	(28)	—	(5)	(5)

Balance as of December 31
Goodwill	25,443	3,332	28,775	25,443	3,633	29,076
Accumulated impairment losses	(25,443)	—	(25,443)	(25,443)	—	(25,443)

	$—	3,332	3,332	—	3,633	3,633

*	E&P represents continuing operations, and R&M represents discontinued operations.

Summary of Carrying Value of Intangible Assets

Information at December 31 on the carrying value of intangible assets follows:

	Millions of Dollars
	Gross Carrying Amount
	2011	2010
Indefinite-Lived Intangible Assets
Trade names and trademarks	$494	494
Refinery air and operating permits	207	245

	$701	739

Impairments (Tables)	12 Months Ended
Dec. 31, 2011
Impairment Charges by Segment Before Tax

During 2011, 2010 and 2009, we recognized the following before-tax impairment charges:

	Millions of Dollars
	2011	2010	2009
Alaska	$2	6	—
Lower 48 and Latin America	71	19	56
Canada	253	13	296
Europe	(37)	43	104
Asia Pacific and Middle East	—	—	12
Corporate	32	—	1

	$321	81	469

Fair Value of Impaired Assets and Associated Loss

The following table shows the values of assets, by major category, measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition:

	Millions of Dollars
		Fair Value Measurements Using				Before-Tax Loss Included in Discontinued Operations
	Fair Value*	Level 1 Inputs	Level 3 Inputs	Before-Tax Loss
Year ended December 31, 2011
Net PP&E (held for use)	$162		162	265		1
Equity method investments	274	—	274	399		4
Cost method investments	2	2	—	8		—

Year ended December 31, 2010
Net PP&E (held for use)	$307	—	307	1,604	**	1,508
Net PP&E (held for sale)	23	5	18	43		43
Equity method investments	735	—	735	645		—

*	Represents the fair value at the time of the impairment.
**	Includes a $55 million leasehold impairment charged to exploration expenses.

Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations and Accrued Environmental Costs

Asset retirement obligations and accrued environmental costs at December 31 were:

	Millions of Dollars
	2011	2010
Asset retirement obligations	$8,920	8,776
Accrued environmental costs	922	994

Total asset retirement obligations and accrued environmental costs	9,842	9,770
Asset retirement obligations and accrued environmental costs due within one year*	(513)	(571)

Long-term asset retirement obligations and accrued environmental costs	$9,329	9,199

*	Classified as a current liability on the balance sheet, under the caption “Other accruals.”

Changes in Overall Asset Retirement Obligation Changed

During 2011 and 2010, our overall asset retirement obligation changed as follows:

	Millions of Dollars
	2011	2010
Balance at January 1	$8,776	8,295
Accretion of discount	435	422
New obligations	153	64
Changes in estimates of existing obligations	29	744
Spending on existing obligations	(327)	(314)
Property dispositions	(60)	(394)
Foreign currency translation	(86)	(41)

Balance at December 31	$8,920	8,776

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt

Long-term debt at December 31 was:

	Millions of Dollars
	2011	2010
9.375% Notes due 2011	$—	328
9.125% Debentures due 2021	150	150
8.20% Debentures due 2025	150	150
8.125% Notes due 2030	600	600
7.9% Debentures due 2047	100	100
7.8% Debentures due 2027	300	300
7.68% Notes due 2012	7	15
7.65% Debentures due 2023	88	88
7.625% Debentures due 2013	100	100
7.40% Notes due 2031	500	500
7.375% Debentures due 2029	92	92
7.25% Notes due 2031	500	500
7.20% Notes due 2031	575	575
7% Debentures due 2029	200	200
6.95% Notes due 2029	1,549	1,549
6.875% Debentures due 2026	67	67
6.65% Debentures due 2018	297	297
6.50% Notes due 2011	—	500
6.50% Notes due 2039	2,250	2,250
6.50% Notes due 2039	500	500
6.00% Notes due 2020	1,000	1,000
5.951% Notes due 2037	645	645
5.95% Notes due 2036	500	500
5.90% Notes due 2032	505	505
5.90% Notes due 2038	600	600
5.75% Notes due 2019	2,250	2,250
5.625% Notes due 2016	1,250	1,250
5.50% Notes due 2013	750	750
5.20% Notes due 2018	500	500
4.75% Notes due 2012	897	897
4.75% Notes due 2014	1,500	1,500
4.60% Notes due 2015	1,500	1,500
4.40% Notes due 2013	400	400
Commercial paper at 0.34% – 0.341% at year-end 2011 and 0.14% – 0.34% at year-end 2010	1,128	1,182
Industrial Development Bonds due 2012 through 2038 at 0.08% – 5.75% at year-end 2011 and 0.33% – 5.75% at year-end 2010	252	252
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010	15	64
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party)	133	144
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% – 0.15% at year-end 2011 and 0.33% – 0.48% at year-end 2010	265	265
Other	28	31

Debt at face value	22,143	23,096
Capitalized leases	31	39
Net unamortized premiums and discounts	449	457

Total debt	22,623	23,592
Short-term debt	(1,013)	(936)

Long-term debt	$21,610	22,656

Financial Instruments and Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2011
Net Carrying Amount of Held to Maturity Investments

These financial instruments appear in the “Cash and cash equivalents” line of our consolidated balance sheet if the maturities at the time we made the investments were 90 days or less; otherwise, these held-to-maturity investments are included in the “Short-term investments” line. At December 31, we held the following financial instruments:

	Millions of Dollars
	Carrying Amount
	Cash and Cash Equivalents		Short-Term Investments*
	2011	2010	2011	2010
Cash	$1,169	1,284	—	—

Time Deposits
Remaining maturities from 1 to 90 days	4,318	6,154	349	302
Remaining maturities from 91 to 180 days	—	—	—	69
Commercial Paper
Remaining maturities from 1 to 90 days	293	1,566	232	525
Remaining maturities from 91 to 180 days	—	—	—	—
Government Obligations
Remaining maturities from 1 to 90 days	—	450	—	77
Remaining maturities from 91 to 180 days	—	—	—	—

	$5,780	9,454	581	973

*	Carrying value approximates fair value.

Assets and Liabilities Accounted for at Fair Value on a Recurring Basis

The fair value hierarchy for our derivative assets and liabilities accounted for at fair value on a recurring basis was:

	Millions of Dollars
	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Commodity derivatives*	$2,807	1,947	72	4,826	1,456	1,744	63	3,263
Interest rate derivatives	—	31	—	31	—	20	—	20
Foreign currency exchange derivatives	—	13	—	13	—	15	—	15

Total assets	2,807	1,991	72	4,870	1,456	1,779	63	3,298

Liabilities
Commodity derivatives*	2,970	1,722	10	4,702	1,611	1,737	36	3,384
Foreign currency exchange derivatives	—	23	—	23	—	9	—	9

Total liabilities	2,970	1,745	10	4,725	1,611	1,746	36	3,393

Net assets (liabilities)	$(163)	246	62	145	(155)	33	27	(95)

*	2010 has been reclassified to conform to current-year presentation.

Fair Value of Derivative Contracts and Gains (Losses) from Derivatives Contracts

The fair value of commodity derivative assets and liabilities and the line items where they appear on our consolidated balance sheet were:

	Millions of Dollars
	2011	2010
Assets
Prepaid expenses and other current assets	$4,433	3,073
Other assets	415	211
Liabilities
Other accruals	4,350	3,212
Other liabilities and deferred credits	374	193

Hedge accounting has not been used for any item in the table. The amounts shown are presented gross (i.e., without netting assets and liabilities with the same counterparty where the right of setoff exists).

The gains (losses) from commodity derivatives incurred, and the line items where they appear on our consolidated income statement were:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues	$907	(964)	1,717
Other income	(9)	(5)	4
Purchased commodities	(729)	915	(1,502)
Income from discontinued operations	(446)	(139)	(854)

Net Exposures from Outstanding Derivative Contracts

The table below summarizes our material net exposures resulting from outstanding commodity derivative contracts. These financial and physical derivative contracts are primarily used to manage price exposures on our underlying operations. The underlying exposures may be from non-derivative positions such as inventory volumes or firm natural gas transport contracts. Financial derivative contracts may also offset physical derivative contracts, such as forward sales contracts.

	Open Position Long /(Short)
	2011	2010
Commodity
Crude oil, refined products and natural gas liquids (millions of barrels)	(13)	(16)
Natural gas and power (billions of cubic feet equivalent)
Fixed price	(57)	(69)
Basis	(25)	(43)

We had the following net notional position of outstanding foreign currency exchange derivatives:

	In Millions
	Notional Currency*
	2011		2010
Foreign Currency Exchange Derivatives
Sell U.S. dollar, buy other currencies**	USD	1,949	569
Sell euro, buy other currencies***	EUR	61	253

*	Denominated in U.S. dollars (USD) and euros (EUR).
**	Primarily euro, Canadian dollar, Norwegian krone and British pound.
***	Primarily Norwegian krone and British pound.

Fair Value of Derivative Contracts

The fair value of foreign currency exchange derivative assets and liabilities, and the line items where they appear on our consolidated balance sheet were:

	Millions of Dollars
	2011	2010
Assets
Prepaid expenses and other current assets	$12	14
Other assets	1	1
Liabilities
Other accruals	23	7
Other liabilities and deferred credits	—	2

Gains (Losses) from Derivatives Contracts

Gains and losses from foreign currency exchange derivatives and the line item where they appear on our consolidated income statement were:

	Millions of Dollars
	2011	2010	2009
Foreign currency transaction (gains) losses	$(9)	115	(107)
Income from discontinued operations	(5)	3	(14)

Commodity Derivative and Financial Instruments

Our commodity derivative and financial instruments were:

	Millions of Dollars
	Carrying Amount		Fair Value
	2011	2010	2011	2010
Financial Assets
Foreign currency exchange derivatives	$13	15	13	15
Interest rate derivatives	31	20	31	20
Commodity derivatives	814	624	814	624
Investment in LUKOIL	—	1,083	—	1,083
Financial Liabilities
Total debt, excluding capital leases	22,592	23,553	27,065	26,144
Joint venture acquisition obligation	4,314	5,009	4,820	5,600
Foreign currency exchange derivatives	23	9	23	9
Commodity derivatives	446	426	446	426

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Shares of Common Stock

The changes in our shares of common stock, as categorized in the equity section of the balance sheet, were:

	Shares
	2011	2010	2009
Issued
Beginning of year	1,740,529,279	1,733,345,558	1,729,264,859
Distributed under benefit plans	9,021,308	7,183,721	4,080,699

End of year	1,749,550,587	1,740,529,279	1,733,345,558

Held in Treasury
Beginning of year	272,873,537	208,346,815	208,346,815
Repurchase of common stock	155,453,382	64,526,722	—
Distributed under benefit plans	(475,696)	—	—
Transfer from grantor trust	36,029,405	—	—

End of year	463,880,628	272,873,537	208,346,815

Held in Grantor Trusts
Beginning of year	36,890,375	38,742,261	40,739,129
Repurchase of common stock	(157,470)	—	—
Distributed under benefit plans	(703,500)	(1,776,873)	(2,018,692)
Transfer to treasury stock	(36,029,405)	—	—
Other	—	(75,013)	21,824

End of year	—	36,890,375	38,742,261

Non-Mineral Leases (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rental Payments Due under Noncancelable Leases

At December 31, 2011, future minimum rental payments due under noncancelable leases related to continuing and discontinued operations were:

	Millions of Dollars
2012	$767
2013	519
2014	382
2015	300
2016	202
Remaining years	591

Total	2,761
Less income from subleases	132	*

Net minimum operating lease payments	$2,629

*	Includes $64 million related to subleases to related parties.

Operating Leases Rental Expense

Operating lease rental expense included in continuing operations for the years ended December 31 was:

	Millions of Dollars
	2011	2010	2009
Total rentals*	$304	267	259
Less sublease rentals	(14)	(14)	(18)

	$290	253	241

*	Includes $29 million, $16 million and $15 million of contingent rentals in 2011, 2010 and 2009, respectively. Contingent rentals primarily are related to drilling equipment and are based on usage or volume of product sold.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Plans

An analysis of the projected benefit obligations for our pension plans and accumulated benefit obligations for our postretirement health and life insurance plans follows:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Change in Benefit Obligation
Benefit obligation at January 1	$5,539	3,206	5,042	3,101	862	839
Service cost	225	98	229	90	10	11
Interest cost	247	178	260	169	42	46
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Plan amendments	—	(53)	12	—	35	—
Actuarial loss	642	195	305	59	20	14
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(29)	—	(101)	(2)	2

Benefit obligation at December 31*	$6,175	3,484	5,539	3,206	926	862

*Accumulatedbenefit obligation portion of above at December 31:	$5,363	2,939	4,905	2,711

Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	$3,890	2,581	3,144	2,281	—	—
Actual return on plan assets	64	53	458	259	—	—
Company contributions	673	226	597	216	41	50
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(27)	—	(63)	—	—

Fair value of plan assets at December 31	$4,149	2,722	3,890	2,581	—	—

Funded Status	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

Amounts Recognized in Consolidated Balance Sheet

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Amounts Recognized in the Consolidated Balance Sheet at December 31
Noncurrent assets	$—	94	—	156	—	—
Current liabilities	(118)	(5)	(74)	(4)	(62)	(51)
Noncurrent liabilities	(1,908)	(851)	(1,575)	(777)	(864)	(811)

Total recognized	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.30%	4.90	4.65	5.40	4.40	5.00
Rate of compensation increase	4.25	4.30	4.00	4.10	—	—

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.65%	5.40	5.35	5.80	5.00	5.60
Expected return on plan assets	7.00	6.40	7.00	6.50	—	—
Rate of compensation increase	4.00	4.10	4.00	4.50	—	—

Before Tax Amounts Not Been Recognized in Net Periodic Postretirement Benefit Cost

Included in accumulated other comprehensive income at December 31 were the following before-tax amounts that had not been recognized in net periodic benefit cost:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$2,240	705	1,567	444	(26)	(51)
Unrecognized prior service cost (credit)	52	(78)	61	(25)	(13)	(54)

Sources of Change in Other Comprehensive Income

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	$(858)	(307)	(70)	75	(20)	(14)
Amortization of (gain) loss included in income	185	46	167	55	(5)	(7)

Net change during the period	$(673)	(261)	97	130	(25)	(21)

Prior service (cost) credit arising during the period	$—	53	(12)	(1)	(34)	—
Amortization of prior service cost (credit) included in income	9	—	10	2	(7)	3

Net change during the period	$9	53	(2)	1	(41)	3

Amounts Included in Accumulated Other Comprehensive Income that are Expected to be Amortized into Net Periodic Postretirement Cost

Amounts included in accumulated other comprehensive income at December 31, 2011, that are expected to be amortized into net periodic postretirement cost during 2012 are provided below:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$235	71	(3)
Unrecognized prior service cost	9	(9)	(4)

Net Periodic Benefit Cost Related to Continuing and Discontinued Operations of All Defined Benefit Plans

The components of net periodic benefit cost related to continuing and discontinued operations of all defined benefit plans are presented in the following table:

	Millions of Dollars
	Pension Benefits						Other Benefits
	2011		2010		2009		2011	2010	2009
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.
Components of Net Periodic Benefit Cost
Service cost	$225	98	229	90	194	79	10	11	9
Interest cost	247	178	260	169	277	144	42	46	47
Expected return on plan assets	(280)	(175)	(224)	(147)	(184)	(125)	—	—	—
Amortization of prior service cost (credit)	9	—	10	2	11	1	(7)	3	9
Recognized net actuarial loss (gain)	165	46	167	55	186	35	(5)	(7)	(15)

Net periodic benefit cost	$366	147	442	169	484	134	40	53	50

Fair Values of Our Pension Plan Assets

The fair values of our pension plan assets at December 31, by asset class were as follows:

	Millions of Dollars
	U.S.				International
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
2011
Equity Securities
U.S.	$1,251	—	—	1,251	413	—	—	413
International	803	—	—	803	413	—	—	413
Common/collective trusts	—	634	—	634	—	234	—	234
Mutual funds	—	—	—	—	246	—	—	246
Debt Securities
Government	311	81	—	392	532	—	—	532
Corporate	—	551	3	554	—	122	1	123
Agency and mortgage-backed securities	—	105	—	105	—	43	—	43
Common/collective trusts	—	249	—	249	—	346	—	346
Mutual funds	—	—	—	—	130	—	—	130
Cash and cash equivalents	—	—	—	—	32	26	—	58
Private equity funds	—	—	4	4	—	—	13	13
Derivatives	—	—	—	—	—	11	—	11
Insurance contracts	—	—	—	—	—	—	15	15
Real estate	—	—	—	—	—	—	139	139

Total*	$2,365	1,620	7	3,992	1,766	782	168	2,716

*	Excludes the participating interest in the annuity contract with a net asset value of $144 million and net receivables related to security transactions of $19 million.

2010
Equity Securities
U.S.	$1,250	—	—	1,250	378	—	—	378
International	818	—	—	818	498	—	—	498
Common/collective trusts	—	635	—	635	—	246	—	246
Mutual funds	—	—	—	—	282	—	—	282
Debt Securities
Government	251	56	—	307	390	—	—	390
Corporate	—	420	3	423	—	171	2	173
Agency and mortgage-backed securities	—	81	—	81	—	—	—	—
Common/collective trusts	—	270	—	270	—	329	—	329
Mutual funds	—	—	—	—	122	—	—	122
Cash and cash equivalents	—	—	—	—	9	10	—	19
Private equity funds	—	—	6	6	—	—	8	8
Derivatives	—	—	—	—	—	12	—	12
Insurance contracts	—	—	—	—	—	—	16	16
Real estate	—	—	—	—	—	—	101	101

Total*	$2,319	1,462	9	3,790	1,679	768	127	2,574

*	Excludes the participating interest in the annuity contract with a net asset value of $92 million and net receivables related to security transactions of $15 million.

Benefit Payments Exclusive Amount to be Paid From Participating Annuity Contract and Which Reflect Expected Future Service, as Appropriate, are Expected to be Paid

The following benefit payments, which are exclusive of amounts to be paid from the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
2012	$577	110	63
2013	501	113	64
2014	524	121	67
2015	553	129	70
2016	598	134	72
2017-2021	3,206	794	385

CPSP Stock Savings Feature Shares	The total CPSP stock savings feature shares as of December 31 were:

	2011	2010
Unallocated shares	811,963	3,385,778
Allocated shares	19,315,372	19,198,502

Total shares	20,127,335	22,584,280

Share-Based Compensation Expense Recognized in Income Related to Continuing and Discontinued Operations and Associated Tax Benefit

Total share-based compensation expense recognized in income related to continuing and discontinued operations and the associated tax benefit for the years ended December 31, were as follows:

	Millions of Dollars
	2011	2010	2009
Compensation cost	$246	211	121
Tax benefit	86	78	42

Summary of Stock Option Activity for Three Years Ended December 31, 2011

The following summarizes our stock option activity for the three years ended December 31, 2011:

		Weighted-	Weighted-Average	Millions of Dollars
	Options	Average Exercise Price	Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2008	36,615,753	$35.65
Granted	3,311,200	45.47	$11.18
Exercised	(2,919,118)	24.10		$67
Forfeited	(332,941)	52.04
Expired or canceled	(241,421)	63.49

Outstanding at December 31, 2009	36,433,473	$37.13
Granted	3,040,500	48.39	$11.70
Exercised	(6,401,483)	29.08		$183
Forfeited	(255,889)	48.42
Expired or canceled	(204,727)	58.94

Outstanding at December 31, 2010	32,611,874	$39.54
Granted	1,907,000	70.13	$16.70
Exercised	(10,022,685)	30.08		$416
Forfeited	(82,434)	62.26
Expired or canceled	(41,704)	51.60

Outstanding at December 31, 2011	24,372,051	$45.73

Vested at December 31, 2011	22,214,254	$44.49		$611

Exercisable at December 31, 2011	19,666,959	$43.19		$564

Significant Assumptions Used to Calculate Fair Market Values

The significant assumptions used to calculate the fair market values of the options granted over the past three years, as calculated using the Black-Scholes-Merton option-pricing model, were as follows:

	2011	2010	2009
Assumptions used
Risk-free interest rate	3.10%	3.23	2.90
Dividend yield	4.00%	4.00	3.50
Volatility factor	33.40%	33.80	32.90
Expected life (years)	6.87	6.65	6.53

The ranges in the assumptions used were as follows:

	2011		2010		2009
	High	Low	High	Low	High	Low
Ranges used
Risk-free interest rate	3.10%	3.10	3.23	3.23	2.90	2.90
Dividend yield	4.00	4.00	4.00	4.00	3.50	3.50
Volatility factor	33.40	33.40	33.80	33.80	32.90	32.90

Summary of Restricted Stock Unit Activity

The following summarizes our stock unit activity for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	5,927,698	$61.14
Granted	2,910,095	43.41
Forfeited	(207,932)	51.84
Issued	(1,910,309)		$88

Outstanding at December 31, 2009	6,719,552	$57.08
Granted	2,890,010	46.38
Forfeited	(233,212)	53.11
Issued	(1,573,487)		$79

Outstanding at December 31, 2010	7,802,863	$53.04
Granted	2,746,045	67.54
Forfeited	(299,531)	56.43
Issued	(1,520,419)		$109

Outstanding at December 31, 2011	8,728,958	$55.41

Not Vested at December 31, 2011	6,175,477	$55.93

Summary of Performance Share Program Activity

The following summarizes our Performance Share Program activity for the three years ended December 31, 2011:

	Performance	Weighted-Average	Millions of Dollars
	Share Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,176,178	$68.13
Granted	659,812	45.47
Forfeited	(23,670)	65.00
Issued	(407,442)		$19

Outstanding at December 31, 2009	3,404,878	$64.63
Granted	317,072	48.39
Forfeited	(53,243)	62.66
Issued	(234,121)		$12

Outstanding at December 31, 2010	3,434,586	$63.43
Granted	615,780	70.57
Forfeited	(23,240)	63.18
Issued	(509,365)		$37

Outstanding at December 31, 2011	3,517,761	$64.35

Not Vested at December 31, 2011	1,063,982	$64.16

Summary of Aggregate Activity of Restricted Shares and Units

The following summarizes the aggregate activity of these restricted shares and units for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,364,020	$36.75
Granted	78,299	45.72
Issued	(204,160)		$10
Canceled	(101,642)	52.91

Outstanding at December 31, 2009	3,136,517	$35.11
Granted	73,395	53.33
Issued	(181,035)		$9
Canceled	(58,441)	44.23

Outstanding at December 31, 2010	2,970,436	$34.06
Granted	76,642	70.25
Issued	(139,523)		$10
Canceled	(319,640)	30.90

Outstanding at December 31, 2011	2,587,915	$33.49

Not Vested at December 31, 2011	—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Charged to Income (Loss) from Continuing Operations

Income taxes charged to income from continuing operations were:

	Millions of Dollars
	2011	2010	2009
Income Taxes
Federal
Current	$1,073	1,240	289
Deferred	264	126	257
Foreign
Current	6,966	7,289	5,366
Deferred	49	(1,058)	(1,082)
State and local
Current	317	260	99
Deferred	101	6	(12)

	$8,770	7,863	4,917

Components of Deferred Tax Liabilities and Assets

Major components of deferred tax liabilities and assets at December 31 were:

	Millions of Dollars
	2011	2010
Deferred Tax Liabilities
PP&E and intangibles	$21,159	20,344
Investment in joint ventures	2,943	2,201
Inventory	—	43
Partnership income deferral	363	434
Other	703	571

Total deferred tax liabilities	25,168	23,593

Deferred Tax Assets
Benefit plan accruals	2,063	1,691
Asset retirement obligations and accrued environmental costs	4,254	3,971
Inventory	43	—
Deferred state income tax	299	257
Other financial accruals and deferrals	618	394
Loss and credit carryforwards	1,608	1,344
Other	692	717

Total deferred tax assets	9,577	8,374
Less valuation allowance	(1,487)	(1,400)

Net deferred tax assets	8,090	6,974

Net deferred tax liabilities	$17,078	16,619

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

The following table shows a reconciliation of the beginning and ending unrecognized tax benefits for 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Balance at January 1	$1,125	1,208	1,068
Additions based on tax positions related to the current year	46	63	18
Additions for tax positions of prior years	145	344	177
Reductions for tax positions of prior years	(35)	(199)	(33)
Settlements	(206)	(215)	(19)
Lapse of statute	(4)	(76)	(3)

Balance at December 31	$1,071	1,125	1,208

Amounts of U.S. and Foreign Income (Loss) from Continuing Operations Before Income Taxes

The amounts of U.S. and foreign income from continuing operations before income taxes, with a reconciliation of tax at the federal statutory rate with the provision for income taxes, were:

				Percent of
	Millions of Dollars			Pretax Income
	2011	2010	2009	2011	2010	2009
Income from continuing operations before income taxes
United States	$4,703	3,810	2,218	29.0	20.8	25.5
Foreign	11,522	14,502	6,496	71.0	79.2	74.5

	$16,225	18,312	8,714	100.0%	100.0	100.0

Federal statutory income tax	$5,679	6,409	3,050	35.0%	35.0	35.0
Foreign taxes in excess of federal statutory rate	2,924	1,375	1,902	18.0	7.5	21.8
Federal manufacturing deduction	(73)	(75)	(40)	(0.4)	(0.4)	(0.5)
State income tax	272	173	57	1.7	0.9	0.7
Other	(32)	(19)	(52)	(0.2)	(0.1)	(0.6)

	$8,770	7,863	4,917	54.1%	42.9	56.4

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income in Equity Section of Balance Sheet

Accumulated other comprehensive income in the equity section of the balance sheet included:

	Millions of Dollars
	Defined Benefit Plans	Net Unrealized Gain on Securities	Foreign Currency Translation	Hedging	Accumulated Other Comprehensive Income (Loss)
December 31, 2008*	$(1,434)	—	(240)	(10)	(1,684)
Other comprehensive income	(70)	—	5,007	3	4,940
Other*	—	—	(31)	—	(31)

December 31, 2009*	(1,504)	—	4,736	(7)	3,225
Other comprehensive income	146	158	1,404	—	1,708

December 31, 2010*	(1,358)	158	6,140	(7)	4,933
Other comprehensive income (loss)	(613)	(158)	(917)	1	(1,687)

December 31, 2011	$(1,971)	—	5,223	(6)	3,246

*	Retained earnings has been restated to reflect certain intercompany loans as permanently invested, which resulted in a $191 million increase in Foreign Currency Translation and Accumulated Other Comprehensive Income, a $1 million decrease to Total Liabilities, and a $190 million reduction in Retained Earnings at December 31, 2008. The impact on net income and earnings per share was de minimis for all periods presented.

Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Cash Flow Information

Amounts included in continuing operations for the years ended December 31 were:

	Millions of Dollars
	2011	2010	2009
Noncash Investing and Financing Activities
Increase in PP&E related to an increase in asset retirement obligations	$182	808	974

Cash Payments
Interest	$919	1,120	1,052
Income taxes	10,285	8,262	6,377

Net Sales (Purchases) of Short-Term Investments
Short-term investments purchased	$(6,744)	(982)	—
Short-term investments sold	7,144	—	—

	$400	(982)	—

Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Financial Information

Amounts included in continuing operations for the years ended December 31 were:

	Millions of Dollars
	Except Per Share Amounts
	2011	2010	2009
Interest and Debt Expense
Incurred
Debt	$1,230	1,401	1,470
Other	212	237	269

Capitalized	(488)	(471)	(472)

Expensed*	$954	1,167	1,267

*	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26—Separation of Downstream Business.

Other Income
Interest income	$170	135	166
Other, net	104	47	91

	$274	182	257

Research and Development Expenditures—expensed	$193	172	121

Advertising Expenses	$29	8	12

Shipping and Handling Costs*	$1,417	1,387	1,213

*	Amounts included in production and operating expenses.

Cash Dividends paid per common share	$2.64	2.15	1.91

Foreign Currency Transaction (Gains) Losses—after-tax
Alaska	$—	—	—
Lower 48 and Latin America	—	1	—
Canada	(3)	10	(28)
Europe	7	20	86
Asia Pacific and Middle East	(23)	(96)	26
Other International	3	4	27
LUKOIL Investment	(1)	15	(20)
Corporate and Other	(16)	7	(94)

	$(33)	(39)	(3)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Significant Transactions with Related Parties

Significant transactions with related parties included in continuing operations were:

	Millions of Dollars
	2011	2010	2009
Operating revenues and other income (a)	$49	18	16
Gain on dispositions (b)	—	1,149	—
Purchases (c)	327	656	814
Operating expenses and selling, general and administrative expenses (d)	233	238	229
Net interest expense (e)	61	75	84

(a)	We sold natural gas to DCP Midstream and crude oil to the Malaysian Refining Company Sdn. Bhd. (MRC), among others, for processing and marketing. Natural gas liquids, solvents and petrochemical feedstocks were sold to CPChem, gas oil and hydrogen feedstocks were sold to Excel Paralubes and refined products were sold primarily to CFJ Properties and LUKOIL. Beginning in the third quarter of 2010, CFJ was no longer considered a related party due to the sale of our interest. Natural gas, crude oil, blendstock and other intermediate products were sold to WRB. In addition, we charged several of our affiliates, including CPChem and MSLP, for the use of common facilities, such as steam generators, waste and water treaters and warehouse facilities. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $8,304 million, $7,315 million and $7,184 million, respectively.
(b)	In 2011, we sold the Seaway Products Pipeline to DCP Midstream for cash proceeds of $400 million, resulting in a before-tax gain of $156 million, which is included in discontinued operations and excluded from the table above. During 2010, we sold a portion of our LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary of LUKOIL, resulting in a before-tax gain of $1,149 million.
(c)	We purchased refined products from WRB. We purchased natural gas and natural gas liquids from DCP Midstream and CPChem for use in our refinery processes and other feedstocks from various affiliates. We purchased crude oil from LUKOIL and refined products from MRC. We also paid fees to various pipeline equity companies for transporting finished refined products and natural gas, as well as a price upgrade to MSLP for heavy crude processing. We purchased base oils and fuel products from Excel Paralubes for use in our refinery and specialty businesses. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $20,369 million, $15,163 million and $11,965 million, respectively.
(d)	We paid processing fees to various affiliates. Additionally, we paid transportation fees to pipeline equity companies. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $159 million, $106 million and $93 million, respectively.
(e)	We paid and/or received interest to/from various affiliates, including FCCL. See Note 6—Investments, Loans and Long-Term Receivables, for additional information on loans to affiliated companies. Amounts related to discontinued operations entities and excluded from the table above totaled $10 million in net interest expense for 2011 and net interest income of $2 million and $10 million for 2010 and 2009, respectively.

Segment Disclosures and Related Information (Tables)	12 Months Ended
Dec. 31, 2011
Analysis of Results by Operating Segment

Analysis of Results by Operating Segment

	Millions of Dollars
	2011	2010	2009
Sales and Other Operating Revenues
Alaska	$9,533	7,462	6,428

Lower 48 and Latin America	23,507	21,980	18,303
Intersegment eliminations	(283)	(180)	(150)

Lower 48 and Latin America	23,224	21,800	18,153

Canada	6,270	6,147	5,412
Intersegment eliminations	(944)	(797)	(703)

Canada	5,326	5,350	4,709

Europe	17,119	12,819	11,852
Intersegment eliminations	(50)	(17)	—

Europe	17,069	12,802	11,852

Asia Pacific and Middle East	8,665	7,161	5,463
Intersegment eliminations	(1)	(1)	—

Asia Pacific and Middle East	8,664	7,160	5,463

Other International	1,781	2,624	2,184
LUKOIL Investment	—	—	—
Corporate and Other	159	98	39

Consolidated sales and other operating revenues	$65,756	57,296	48,828

Depreciation, Depletion, Amortization and Impairments

Alaska	$578	626	694
Lower 48 and Latin America	2,228	2,286	2,718
Canada	1,758	1,680	1,985
Europe	1,405	2,049	2,111
Asia Pacific and Middle East	1,063	1,329	1,050
Other International	196	209	210
LUKOIL Investment	—	—	—
Corporate and Other	108	71	108

Consolidated depreciation, depletion, amortization and impairments	$7,336	8,250	8,876

	Millions of Dollars
	2011	2010	2009
Equity in Earnings of Affiliates
Alaska	$(77)	8	(38)
Lower 48 and Latin America	99	80	32
Canada	677	505	344
Europe	46	41	30
Asia Pacific and Middle East	819	(17)	(68)
Other International	(329)	(540)	(73)
LUKOIL Investment	—	1,295	1,219
Corporate and Other	(1)	(4)	(7)

Consolidated equity in earnings of affiliates	$1,234	1,368	1,439

Income Taxes
Alaska	$1,171	1,017	823
Lower 48 and Latin America	741	595	(37)
Canada	(45)	215	(237)
Europe	4,459	3,118	2,272
Asia Pacific and Middle East	1,887	1,340	1,111
Other International	709	1,451	1,173
LUKOIL Investment	123	505	12
Corporate and Other	(275)	(378)	(200)

Consolidated income taxes	$8,770	7,863	4,917

Net Income Attributable to ConocoPhillips
Alaska	$1,984	1,727	1,534
Lower 48 and Latin America	1,288	1,029	(73)
Canada	91	2,902	(257)
Europe	1,830	1,703	1,119
Asia Pacific and Middle East	3,032	2,099	1,322
Other International	(94)	(261)	20
LUKOIL Investment	239	2,513	1,219
Corporate and Other	(976)	(1,317)	(1,161)
Discontinued operations	5,042	963	691

Consolidated net income attributable to ConocoPhillips	$12,436	11,358	4,414

	Millions of Dollars
	2011	2010	2009
Investments In and Advances To Affiliates
Alaska	$58	143	117
Lower 48 and Latin America	1,168	1,190	1,184
Canada	9,045	8,675	8,320
Europe	195	211	204
Asia Pacific and Middle East	11,571	11,335	9,145
Other International	381	828	1,978
LUKOIL Investment	—	—	6,411
Corporate and Other	9	—	—
Discontinued operations	10,233	9,853	9,273

Consolidated investments in and advances to affiliates	$32,660	32,235	36,632

Total Assets
Alaska	$10,723	10,832	10,449
Lower 48 and Latin America	25,872	24,213	25,098
Canada	20,847	21,168	23,559
Europe	12,452	11,335	12,589
Asia Pacific and Middle East	22,374	21,853	20,206
Other International	9,070	8,675	8,431
LUKOIL Investment	—	1,129	6,416
Corporate and Other	8,485	11,974	1,994
Discontinued operations	43,407	45,135	43,396

Consolidated total assets	$153,230	156,314	152,138

Capital Expenditures and Investments
Alaska	$774	729	810
Lower 48 and Latin America	3,882	1,790	2,035
Canada	1,761	1,356	1,176
Europe	2,222	1,190	1,144
Asia Pacific and Middle East	2,325	2,157	2,100
Other International	1,038	1,203	1,001
LUKOIL Investment	—	—	—
Corporate and Other	242	186	134

Consolidated capital expenditures and investments	$12,244	8,611	8,400

	Millions of Dollars
	2011	2010	2009
Interest Income and Expense
Interest income
Corporate	$94	54	75
Lower 48 and Latin America	51	54	59
Asia Pacific and Middle East	7	8	10
Other International	18	19	22

Interest and debt expense
Corporate	$832	1,027	1,111
Canada	122	140	156

Geographic Information

Geographic Information

	Millions of Dollars
	Sales and Other Operating Revenues*			Long-Lived Assets**
	2011	2010	2009	2011	2010	2009
United States	$32,790	29,305	24,591	33,750	32,246	32,841
Australia***	3,458	2,789	2,229	12,572	12,461	10,729
Canada	5,326	5,350	4,709	20,083	20,439	22,451
China	2,154	1,870	1,076	2,449	2,656	2,849
Indonesia	2,076	1,696	1,419	1,726	1,745	2,072
Norway	5,755	4,692	4,101	5,918	5,664	5,797
Russia	—	—	—	341	815	8,383
United Kingdom	11,314	8,110	7,751	3,257	2,975	3,768
Other foreign countries	2,883	3,484	2,952	11,465	10,265	8,704
Discontinued operations	—	—	—	25,279	25,523	26,746

Worldwide consolidated	$65,756	57,296	48,828	116,840	114,789	124,340

*	Sales and other operating revenues are attributable to countries based on the location of the operations generating the revenues.
**	Defined as net PP&E plus investments in and advances to affiliated companies.
***	Includes amounts related to the joint petroleum development area with shared ownership held by Australia and Timor-Leste.

Separation of Downstream Business (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Value of Major Categories of Assets and Liabilities

The following table presents the carrying value of the major categories of assets and liabilities of Phillips 66, included in our consolidated balance sheet at December 31, 2011 and 2010:

	Millions of Dollars
	2011	2010
Assets
Cash and cash equivalents	$—	—
Accounts and notes receivable	8,353	8,362
Accounts and notes receivable—related parties	1,671	1,849
Inventories	3,403	4,062
Prepaid expenses and other current assets	443	352

Total current assets of discontinued operations	13,870	14,625
Investments and long-term receivables	10,304	9,917
Loans and advances—related parties	1	401
Net properties, plants and equipment	15,047	15,670
Goodwill	3,332	3,633
Intangibles	732	777
Other assets	121	112

Total assets of discontinued operations	$43,407	45,135

Liabilities
Accounts payable	$10,007	9,816
Accounts payable—related parties	785	937
Short-term debt	30	29
Accrued income and other taxes	967	995
Employee benefit obligations	76	98
Other accruals	411	452

Total current liabilities of discontinued operations	12,276	12,327
Long-term debt	361	388
Asset retirement obligations and accrued environmental costs	787	802
Deferred income taxes	5,533	4,698
Employee benefit obligations	1,057	702
Other liabilities and deferred credits	417	274

Total liabilities of discontinued operations	$20,431	19,191

Sales and other operating revenues and income from discontinued operations were as follows:

	Millions of Dollars
	2011	2010	2009
Sales and other operating revenues from discontinued operations	$196,068	146,542	112,675

Income from discontinued operations before-tax	$6,776	1,438	868
Income tax expense	1,729	470	173

Income from discontinued operations	$5,047	968	695

Supplementary Information-Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidated Income Statement

	Millions of Dollars
	Year Ended December 31, 2011
Income Statement	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenues and Other Income
Sales and other operating revenues	$—	20,606	—	—	—	45,150	—	65,756
Equity in earnings of affiliates	8,431	8,512	—	—	—	1,288	(16,997)	1,234
Gain on dispositions	—	261	—	—	—	109	—	370
Other income	—	98	—	—	—	176	—	274
Intercompany revenues	4	1,346	46	91	35	2,683	(4,205)	—

Total Revenues and Other Income	8,435	30,823	46	91	35	49,406	(21,202)	67,634

Costs and Expenses
Purchased commodities	—	17,944	—	—	—	14,465	(2,434)	29,975
Production and operating expenses	—	1,126	—	—	—	5,679	(63)	6,742
Selling, general and administrative expenses	13	607	—	—	—	256	(9)	867
Exploration expenses	—	333	—	—	—	733	—	1,066
Depreciation, depletion and amortization	—	867	—	—	—	6,148	—	7,015
Impairments	—	38	—	—	—	283	—	321
Taxes other than income taxes	—	292	—	—	—	3,729	—	4,021
Accretion on discounted liabilities	—	48	—	—	—	378	—	426
Interest and debt expense	1,594	448	42	77	32	460	(1,699)	954
Foreign currency transaction (gains) losses	—	(16)	—	(10)	(35)	83	—	22

Total Costs and Expenses	1,607	21,687	42	67	(3)	32,214	(4,205)	51,409

Income before income taxes	6,828	9,136	4	24	38	17,192	(16,997)	16,225
Provision for income taxes	(561)	705	1	(1)	12	8,614	—	8,770

Income From Continuing Operations	7,389	8,431	3	25	26	8,578	(16,997)	7,455
Income from discontinued operations	5,047	5,047	—	—	—	4,601	(9,648)	5,047

Net income	12,436	13,478	3	25	26	13,179	(26,645)	12,502
Less: net income (loss) attributable to noncontrolling interests	—	—	—	—	—	(66)	—	(66)

Net Income Attributable to ConocoPhillips	$12,436	13,478	3	25	26	13,113	(26,645)	12,436

Comprehensive Income (Loss) Attributable to ConocoPhillips	$10,749	11,791	3	(6)	14	11,901	(23,703)	10,749

Income Statement	Year Ended December 31, 2010
Revenues and Other Income
Sales and other operating revenues	$—	21,531	—	—	—	35,765	—	57,296
Equity in earnings of affiliates	11,009	11,381	—	—	—	1,278	(22,300)	1,368
Gain on dispositions	—	370	—	—	—	5,193	—	5,563
Other income (loss)	1	191	—	—	(28)	18	—	182
Intercompany revenues	5	661	46	86	66	3,886	(4,750)	—

Total Revenues and Other Income	11,015	34,134	46	86	38	46,140	(27,050)	64,409

Costs and Expenses
Purchased commodities	—	18,587	—	—	—	9,958	(3,576)	24,969
Production and operating expenses	—	1,328	—	—	—	5,221	(24)	6,525
Selling, general and administrative expenses	12	603	—	—	—	223	(27)	811
Exploration expenses	—	247	—	—	—	908	—	1,155
Depreciation, depletion and amortization	—	978	—	—	—	7,191	—	8,169
Impairments	—	—	—	—	—	81	—	81
Taxes other than income taxes	—	293	—	—	—	2,511	—	2,804
Accretion on discounted liabilities	—	41	—	—	—	376	—	417
Interest and debt expense	946	502	42	77	45	678	(1,123)	1,167
Foreign currency transaction (gains) losses	—	23	—	47	50	(121)	—	(1)

Total Costs and Expenses	958	22,602	42	124	95	27,026	(4,750)	46,097

Income (loss) before income taxes	10,057	11,532	4	(38)	(57)	19,114	(22,300)	18,312
Provision for income taxes	(333)	523	1	7	(6)	7,671	—	7,863

Income From Continuing Operations	10,390	11,009	3	(45)	(51)	11,443	(22,300)	10,449
Income from discontinued operations	968	968	—	—	—	1,204	(2,172)	968

Net income (loss)	11,358	11,977	3	(45)	(51)	12,647	(24,472)	11,417
Less: net income attributable to noncontrolling interests	—	—	—	—	—	(59)	—	(59)

Net Income (Loss) Attributable to ConocoPhillips	$11,358	11,977	3	(45)	(51)	12,588	(24,472)	11,358

Comprehensive Income (Loss) Attributable to ConocoPhillips	$13,066	13,685	3	24	(19)	14,279	(27,972)	13,066

	Millions of Dollars
	Year Ended December 31, 2009
Income Statement	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenues and Other Income
Sales and other operating revenues	$—	17,614	—	—	—	31,214	—	48,828
Equity in earnings of affiliates	4,120	4,744	—	—	—	1,071	(8,496)	1,439
Gain on dispositions	—	4	—	—	—	77	—	81
Other income	—	111	—	—	—	146	—	257
Intercompany revenues	31	937	52	78	48	2,708	(3,854)	—

Total Revenues and Other Income	4,151	23,410	52	78	48	35,216	(12,350)	50,605

Costs and Expenses
Purchased commodities	—	15,343	—	—	—	9,132	(3,126)	21,349
Production and operating expenses	2	1,205	—	—	—	5,110	(26)	6,291
Selling, general and administrative expenses	15	421	—	—	—	239	(11)	664
Exploration expenses	—	295	—	—	—	887	—	1,182
Depreciation, depletion and amortization	—	1,124	—	—	—	7,283	—	8,407
Impairments	—	1	—	—	—	468	—	469
Taxes other than income taxes	—	259	—	—	—	1,603	—	1,862
Accretion on discounted liabilities	—	33	—	—	—	356	—	389
Interest and debt expense	631	387	47	77	53	763	(691)	1,267
Foreign currency transaction (gains) losses	—	(36)	—	171	216	(340)	—	11

Total Costs and Expenses	648	19,032	47	248	269	25,501	(3,854)	41,891

Income (loss) before income taxes	3,503	4,378	5	(170)	(221)	9,715	(8,496)	8,714
Provision for income taxes	(216)	258	2	4	(24)	4,893	—	4,917

Income (Loss) from Continuing Operations	3,719	4,120	3	(174)	(197)	4,822	(8,496)	3,797
Income from discontinued operations	695	695	—	—	—	218	(913)	695

Net income (loss)	4,414	4,815	3	(174)	(197)	5,040	(9,409)	4,492
Less: net income attributable to noncontrolling interests	—	—	—	—	—	(78)	—	(78)

Net Income (Loss) Attributable to ConocoPhillips	$4,414	4,815	3	(174)	(197)	4,962	(9,409)	4,414

Comprehensive Income (Loss) Attributable to ConocoPhillips	$9,354	9,755	3	16	(68)	9,661	(19,367)	9,354

Condensed Consolidated Balance Sheet

	Millions of Dollars
	At December 31, 2011**
Balance Sheet	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Assets
Cash and cash equivalents	$—	2,028	1	37	1	3,713	—	5,780
Short-term investments	—	—	—	—	—	581	—	581
Accounts and notes receivable	60	9,186	—	—	—	20,898	(13,618)	16,526
Inventories	—	2,239	—	—	—	2,392	—	4,631
Prepaid expenses and other current assets	22	1,090	—	1	—	1,587	—	2,700

Total Current Assets	82	14,543	1	38	1	29,171	(13,618)	30,218
Investments, loans and long-term receivables*	96,284	135,618	760	1,417	565	59,651	(260,512)	33,783
Net properties, plants and equipment	—	19,595	—	—	—	64,585	—	84,180
Goodwill	—	3,332	—	—	—	—	—	3,332
Intangibles	—	722	—	—	—	23	—	745
Other assets	64	301	—	2	3	602	—	972

Total Assets	$96,430	174,111	761	1,457	569	154,032	(274,130)	153,230

Liabilities and Stockholders’ Equity
Accounts payable	$10	18,747	—	1	1	14,512	(13,618)	19,653
Short-term debt	892	27	—	—	—	94	—	1,013
Accrued income and other taxes	—	315	—	2	—	3,903	—	4,220
Employee benefit obligations	—	835	—	—	—	276	—	1,111
Other accruals	244	634	9	14	6	1,164	—	2,071

Total Current Liabilities	1,146	20,558	9	17	7	19,949	(13,618)	28,068
Long-term debt	10,951	3,599	749	1,250	498	4,563	—	21,610
Asset retirement obligations and accrued environmental costs	—	1,766	—	—	—	7,563	—	9,329
Joint venture acquisition obligation	—	—	—	—	—	3,582	—	3,582
Deferred income taxes	(5)	3,982	—	11	9	14,043	—	18,040
Employee benefit obligations	—	3,092	—	—	—	976	—	4,068
Other liabilities and deferred credits*	25,959	40,479	—	104	29	20,047	(83,834)	2,784

Total Liabilities	38,051	73,476	758	1,382	543	70,723	(97,452)	87,481
Retained earnings	42,550	34,921	1	(70)	(55)	29,821	(58,119)	49,049
Other common stockholders’ equity	15,829	65,714	2	145	81	52,978	(118,559)	16,190
Noncontrolling interests	—	—	—	—	—	510	—	510

Total Liabilities and Stockholders’ Equity	$96,430	174,111	761	1,457	569	154,032	(274,130)	153,230

* Includes intercompany loans.

Balance Sheet	At December 31, 2010**
Assets
Cash and cash equivalents	$—	718	—	29	4	8,703	—	9,454
Short-term investments	—	—	—	—	—	973	—	973
Accounts and notes receivable	36	9,126	1	—	—	16,625	(9,976)	15,812
Investments in LUKOIL	—	—	—	—	—	1,083	—	1,083
Inventories	—	3,121	—	—	—	2,076	—	5,197
Prepaid expenses and other current assets	23	824	—	2	—	1,292	—	2,141

Total Current Assets	59	13,789	1	31	4	30,752	(9,976)	34,660
Investments, loans and long-term receivables*	84,461	112,008	762	1,445	577	50,563	(216,055)	33,761
Net properties, plants and equipment	—	19,524	—	—	—	63,030	—	82,554
Goodwill	—	3,633	—	—	—	—	—	3,633
Intangibles	—	760	—	—	—	41	—	801
Other assets	55	254	1	3	3	589	—	905

Total Assets	$84,575	149,968	764	1,479	584	144,975	(226,031)	156,314

Liabilities and Stockholders’ Equity
Accounts payable	$—	14,939	—	2	—	13,434	(9,976)	18,399
Short-term debt	(5)	354	—	—	—	587	—	936
Accrued income and other taxes	—	431	—	—	6	4,437	—	4,874
Employee benefit obligations	—	773	—	—	—	308	—	1,081
Other accruals	242	620	9	15	6	1,237	—	2,129

Total Current Liabilities	237	17,117	9	17	12	20,003	(9,976)	27,419
Long-term debt	11,832	3,674	750	1,250	499	4,651	—	22,656
Asset retirement obligations and accrued environmental costs	—	1,686	—	—	—	7,513	—	9,199
Joint venture acquisition obligation	—	—	—	—	—	4,314	—	4,314
Deferred income taxes	(1)	3,659	—	16	(2)	13,648	—	17,320
Employee benefit obligations	—	2,779	—	—	—	904	—	3,683
Other liabilities and deferred credits*	10,752	32,268	—	114	61	19,169	(59,765)	2,599

Total Liabilities	22,820	61,183	759	1,397	570	70,202	(69,741)	87,190
Retained earnings	33,753	21,440	3	(94)	(81)	20,055	(34,824)	40,252
Other common stockholders’ equity	28,002	67,345	2	176	95	54,171	(121,466)	28,325
Noncontrolling interests	—	—	—	—	—	547	—	547

Total Liabilities and Stockholders’ Equity	$84,575	149,968	764	1,479	584	144,975	(226,031)	156,314

*	Includes intercompany loans.
**	Certain amounts have been restated to reflect a prior period adjustment. See Note 21—Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Condensed Consolidated Statement of Cash Flows

	Millions of Dollars
	Year Ended December 31, 2011
Statement of Cash Flows	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$14,669	(1,805)	1	13	(7)	4,950	(3,344)	14,477
Net cash provided by (used in) discontinued operations	—	(2,359)	—	—	—	7,528	—	5,169

Net Cash Provided by (Used in) Operating Activities	$14,669	(4,164)	1	13	(7)	12,478	(3,344)	19,646

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,504)	—	—	—	(10,740)	—	(12,244)
Proceeds from asset dispositions	—	318	—	—	—	1,874	—	2,192
Net purchases of short-term investments	—	—	—	—	—	400	—	400
Long-term advances/loans—related parties	—	(916)	—	(4)	—	(4,562)	5,473	(9)
Collection of advances/loans—related parties	—	993	—	—	—	8,340	(9,235)	98
Other	—	6	—	—	—	50	—	56

Net cash used in continuing investing activities	—	(1,103)	—	(4)	—	(4,638)	(3,762)	(9,507)
Net cash provided by (used in) discontinued operations	—	2,376	—	—	—	(8,084)	8,200	2,492

Net Cash Provided by (Used in) Investing Activities	—	1,273	—	(4)	—	(12,722)	4,438	(7,015)

Cash Flows From Financing Activities
Issuance of debt	—	12,758	—	—	4	827	(13,589)	—
Repayment of debt	—	(8,657)	—	—	—	(1,426)	9,149	(934)
Issuance of company common stock	96	—	—	—	—	—	—	96
Repurchase of company common stock	(11,123)	—	—	—	—	—	—	(11,123)
Dividends paid on common stock	(3,633)	—	—	—	—	(3,051)	3,052	(3,632)
Other	(9)	119	—	—	—	(794)	—	(684)

Net cash provided by (used in) continuing financing activities	(14,669)	4,220	—	—	4	(4,444)	(1,388)	(16,277)
Net cash used in discontinued operations	—	(18)	—	—	—	(304)	294	(28)

Net Cash Provided by (Used in) Financing Activities	(14,669)	4,202	—	—	4	(4,748)	(1,094)	(16,305)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	(1)	—	—	—	1	—	—

Net Change in Cash and Cash Equivalents	—	1,310	1	9	(3)	(4,991)	—	(3,674)
Cash and cash equivalents at beginning of year	—	718	—	29	4	8,703	—	9,454

Cash and Cash Equivalents at End of Year	$—	2,028	1	38	1	3,712	—	5,780

Statement of Cash Flows	Year Ended December 31, 2010
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$7,901	1,962	—	11	(3)	7,095	(2,513)	14,453
Net cash provided by discontinued operations	—	349	—	—	—	2,243	—	2,592

Net Cash Provided by (Used in) Operating Activities	$7,901	2,311	—	11	(3)	9,338	(2,513)	17,045

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,120)	—	—	—	(7,814)	323	(8,611)
Proceeds from asset dispositions	—	789	—	—	—	14,020	(99)	14,710
Net purchases of short-term investments	—	—	—	—	—	(982)	—	(982)
Long-term advances/loans—related parties	—	(135)	—	—	—	(2,279)	2,301	(113)
Collection of advances/loans—related parties	—	87	—	—	384	1,379	(1,755)	95
Other	—	28	—	—	—	190	—	218

Net cash provided by (used in) continuing investing activities	—	(351)	—	—	384	4,514	770	5,317
Net cash provided by (used in) discontinued operations	—	(931)	—	—	—	279	—	(652)

Net Cash Provided by (Used in) Investing Activities	—	(1,282)	—	—	384	4,793	770	4,665

Cash Flows From Financing Activities
Issuance of debt	—	2,159	—	—	—	260	(2,301)	118
Repayment of debt	(990)	(2,642)	—	—	(378)	(3,039)	1,755	(5,294)
Issuance of company common stock	133	—	—	—	—	—	—	133
Repurchase of company common stock	(3,866)	—	—	—	—	—	—	(3,866)
Dividends paid on common stock	(3,175)	—	—	—	—	(2,666)	2,666	(3,175)
Other	(3)	52	—	—	—	(782)	27	(706)

Net cash used in continuing financing activities	(7,901)	(431)	—	—	(378)	(6,227)	2,147	(12,790)
Net cash provided by (used in) discontinued operations	—	(18)	—	—	—	240	(251)	(29)

Net Cash Used in Financing Activities	(7,901)	(449)	—	—	(378)	(5,987)	1,896	(12,819)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	16	—	—	—	5	—	21

Net Change in Cash and Cash Equivalents	—	596	—	11	3	8,149	153	8,912
Cash and cash equivalents at beginning of year	—	122	—	18	1	554	(153)	542

Cash and Cash Equivalents at End of Year	$—	718	—	29	4	8,703	—	9,454

	Millions of Dollars
	Year Ended December 31, 2009
Statement of Cash Flows	ConocoPhillips	ConocoPhillips Company	ConocoPhillips Australia Funding Company	ConocoPhillips Canada Funding Company I	ConocoPhillips Canada Funding Company II	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$(2,205)	5,181	—	8	—	10,483	(2,084)	11,383
Net cash provided by (used in) discontinued operations	—	1,270	—	—	—	(174)	—	1,096

Net Cash Provided by (Used in) Operating Activities	$(2,205)	6,451	—	8	—	10,309	(2,084)	12,479

Cash Flows From Investing Activities
Capital expenditures and investments	—	(1,890)	—	—	—	(7,190)	680	(8,400)
Proceeds from asset dispositions	—	314	—	—	—	517	(319)	512
Long-term advances/loans—related parties	—	(75)	—	—	—	(3,312)	3,212	(175)
Collection of advances/loans—related parties	—	168	950	—	—	6,438	(7,464)	92
Other	—	—	—	—	—	9	—	9

Net cash provided by (used in) continuing investing activities	—	(1,483)	950	—	—	(3,538)	(3,891)	(7,962)
Net cash used in discontinued operations	—	(1,256)	—	—	—	(717)	—	(1,973)

Net Cash Provided by (Used in) Investing Activities	—	(2,739)	950	—	—	(4,255)	(3,891)	(9,935)

Cash Flows From Financing Activities
Issuance of debt	8,909	3,122	—	—	—	269	(3,213)	9,087
Repayment of debt	(3,826)	(6,727)	(950)	—	—	(3,794)	7,464	(7,833)
Issuance of company common stock	13	—	—	—	—	—	—	13
Dividends paid on common stock	(2,832)	—	—	—	—	(1,945)	1,945	(2,832)
Other	(59)	18	—	—	—	(1,179)	(41)	(1,261)

Net cash provided by (used in) continuing financing activities	2,205	(3,587)	(950)	—	—	(6,649)	6,155	(2,826)
Net cash provided by (used in) discontinued operations	—	(11)	—	—	—	301	(319)	(29)

Net Cash Provided by (Used in) Financing Activities	2,205	(3,598)	(950)	—	—	(6,348)	5,836	(2,855)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—	98	—	98

Net Change in Cash and Cash Equivalents	—	114	—	8	—	(196)	(139)	(213)
Cash and cash equivalents at beginning of year	—	8	—	10	1	750	(14)	755

Cash and Cash Equivalents at End of Year	$—	122	—	18	1	554	(153)	542

Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Accounting Policies [Line Items]
Excess of amount paid for redemption of noncontrolling interest over its carrying value	$ 12

Variable Interest Entities (VIEs) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 MMcf
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Percent interest in Freeport LNG GP, Inc.	50.00%
Freeport GP [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Percent interest in Freeport LNG GP, Inc.	50.00%
Freeport LNG [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Long-term agreement with Freeport LNG to use LNG regasification capacity, cubic feet per day	900,000,000
Loan balance outstanding	$ 612

Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Inventories [Line Items]
Crude oil and petroleum products	$ 3,633		$ 4,254
Materials, supplies and other	998		943
Total Inventories	$ 4,631	[1]	$ 5,197	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Inventories valued on the LIFO basis	$ 3,387	$ 4,051
Excess of current replacement cost over LIFO cost of inventories	8,400	6,800
Effect of LIFO inventory liquidation on income	160
R&M [Member]
Inventories [Line Items]
Effect of LIFO inventory liquidation on income	$ 155

Assets Held for Sale or Sold - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Colonial Pipeline Colonial Ventures Seaway Crude Pipeline [Member]	Dec. 31, 2010 Syncrude Canada Ltd. [Member]	Jun. 30, 2010 Syncrude Canada Ltd. [Member]	Dec. 31, 2011 Vietnam E&P [Member]
Assets Held For Sale [Line Items]
Net carrying value of asset				$ 348,000,000		$ 1,750,000,000
Amount of investment in equity affiliates in carrying value of asset				104,000,000
Amount of goodwill in carrying value of asset				244,000,000
Gain on sale of asset				1,661,000,000	2,900,000,000
Ownership interest in proportionally consolidated joint venture						0.0903
Selling price of proportionally consolidated joint venture	2,192,000,000	14,710,000,000	512,000,000		4,600,000,000
Amount of PP&E in carrying value of assets						1,970,000,000
Expected proceeds from sale of assets							1,290,000,000
Carrying value of assets to be sold							150,000,000
PP&E in assets to be sold							$ 350,000,000

Investments, Loans and Long-Term Receivables - Components of Investments, Loans and Long-term Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Equity investments	$ 30,985		$ 30,055
Loans and advances-related parties	1,675	[1]	2,180	[1]
Long-term receivables	559		922
Other investments	564		604
Long-term Investments and Receivables, Net, Total	$ 33,783		$ 33,761

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Investments, Loans and Long-Term Receivables - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended								12 Months Ended								12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2008	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Origin Energy [Member]	Dec. 31, 2011 Qatargas 3 [Member]	Dec. 31, 2011 Qatar Petroleum [Member]	Dec. 31, 2011 Mitsui [Member]	Dec. 31, 2011 Freeport LNG Development, L.P [Member]	Dec. 31, 2011 WRB Refining LP [Member]	Dec. 31, 2011 Non-affiliated company [Member]	Dec. 31, 2011 China Petrochemical Corporation (Sinopec) [Member]	Apr. 30, 2011 China Petrochemical Corporation (Sinopec) [Member] TonnesPerYear	Dec. 31, 2011 Australia Pacific LNG [Member]	Dec. 31, 2010 Australia Pacific LNG [Member]	Dec. 31, 2009 Australia Pacific LNG [Member]	Jan. 31, 2012 Australia Pacific LNG [Member]	Apr. 30, 2011 Australia Pacific LNG [Member]	Jan. 31, 2012 Australia Pacific LNG [Member] China Petrochemical Corporation (Sinopec) [Member] TonnesPerYear	Nov. 30, 2011 Australia Pacific LNG [Member] Japan-based Kansai Electric [Member] TonnesPerYear	Dec. 31, 2011 Australia Pacific Aplngs [Member]	Dec. 31, 2011 FCCL [Member]	Dec. 31, 2011 WRB Refining LP [Member]	Dec. 31, 2010 WRB Refining LP [Member]	Dec. 31, 2009 WRB Refining LP [Member]	Dec. 31, 2011 DCP Midstream LLC [Member]	Dec. 31, 2011 DCP Midstream LLC [Member] Origin Energy [Member]	Dec. 31, 2011 Chevron Phillips Chemical Company LLC [Member]	Dec. 31, 2011 Chevron Phillips Chemical Company LLC [Member] Origin Energy [Member]	Sep. 29, 2010 LUKOIL Investment [Member]	Jul. 28, 2010 LUKOIL Investment [Member]	Dec. 31, 2011 LUKOIL Investment [Member]	Dec. 31, 2010 LUKOIL Investment [Member]	Dec. 31, 2009 LUKOIL Investment [Member]	Sep. 26, 2010 LUKOIL Investment [Member]	Dec. 31, 2010 LUKOIL Investment [Member] Available-for-sale Securities [Member]	Dec. 31, 2011 Merey Sweeny, L.P. [Member]	Dec. 31, 2011 Qatar Liquefied Gas Company Limited 3 [Member]	Dec. 31, 2011 Qatar Liquefied Gas Company Limited 3 [Member] Origin Energy [Member]
Related Party Transaction [Line Items]
Ownership percentage in equity investment	50.00%									30.00%															42.50%	50.00%				50.00%		50.00%					2.25%	20.00%			50.00%	30.00%
Equity Interest of Others									42.50%		68.50%	1.50%				42.50%															68.50%		1.50%										15.00%
Undistributed earnings of affiliates	$ 2,814,000,000
Dividends received from affiliates	3,670,000,000	2,282,000,000		1,727,000,000
Supply of LNG, in metric tons per annum to Sinopec																	4,300,000
Number of years for LNG supply																						20 years
Gain on disposal of equity method investment		1,149,000,000																279,000,000																		360,000,000	1,749,000,000			437,000,000
Reduction in book value of investment																		795,000,000
Reduction in currency translation adjustment associated with investment																		516,000,000
Significant supply commitment minimum quantity committed																							3,300,000	1,000,000
Significant supply commitment minimum period committed																								20 years
Increased percentage of ownership in equity method investments after signing agreement									37.50%							25.00%									37.50%
Expected loss after-tax from dilution																					135,000,000
Equity investment	30,985,000,000	30,055,000,000								931,000,000								9,467,000,000								9,044,000,000	3,722,000,000			927,000,000		2,998,000,000
Equity method investment including cumulative translation effects	5,223,000,000	6,140,000,000		4,736,000,000		(240,000,000)												2,716,000,000
Estimated value of net assets																		2,380,000,000
Difference between estimated value and book value of equity method investment																		7,087,000,000									3,918,000,000
Amortizable portion of the basis difference in properties, plants and equipment																		5,192,000,000
Effect of amortization of difference between carrying amount and underlying equity on equity earnings																		17,000,000	5,000,000	4,000,000							185,000,000	243,000,000	209,000,000								155,000,000	157,000,000
Initial acquisition obligation to joint venture					7,500,000,000																					7,500,000,000
Period of amortization of basic difference in years																											26 years										22 years
Partner initial acquisition obligation to joint venture																											7,500,000,000
Loan/project financing to affiliated company										1,159,000,000			612,000,000
Percentage of interest in terminal and pipeline use agreement										12.40%
Multiple supply and purchase agreements term maximum																																99 years
Multiple supply and purchase agreements term minimum																																1 year
Repayment of fixed rate bonds on accelerated basis																																1,000,000,000
Cash proceeds																																		2,380,000,000	3,442,000,000	1,243,000,000	8,345,000,000			1,793,000,000
Number of shares held under equity method investment																																			163.4
Number of shares of equity method investment sold																																		42.5	64.6		151
Price per share of the share subsidiary would purchase under stock purchase and option agreement																																		$ 56	$ 53.25
Period of option to purchase remaining interest in company																																							60 days
Carrying value of share investment in LUKOIL		1,083,000,000	[1]																																		1,083,000,000
Closing price per share on London Stock Exchange		$ 56.5																																			$ 56.5
Gross unrealized gains on investment																																					247,000,000
Loan facilities of joint venture										4,000,000,000
Export credit agency commitment to joint venture										1,300,000,000
Commercial banks commitment to joint venture										1,500,000,000
Maximum exposure to Qatargas 3										1,200,000,000
Payments received on long-term loans														550,000,000	365,000,000
Loan guarantees of total refinancing															191,000,000
Fair value of investments re-measured on a recurring basis, valued at Level 1 of the fair value hierarchy							$ 336,000,000	$ 325,000,000
Additional equity method ownership interest acquired in Merey Sweeny Limited Partnership																																									50.00%

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Investments, Loans and Long-Term Receivables - Summarized Financial Information for Equity Method Investments in Affiliated Companies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Revenues	$ 77,263	$ 105,589	$ 128,881
Income before income taxes	11,958	11,250	12,121
Net income	11,089	9,495	9,145
Current assets	21,530	14,039	36,139
Noncurrent assets	76,300	79,411	126,163
Current liabilities	9,708	9,325	22,483
Noncurrent liabilities	$ 22,993	$ 24,412	$ 30,960

Properties, Plants and Equipment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Refining Facilities [Member]
Property, Plant and Equipment [Line Items]
Refining manufacturing facilities, useful life, general	25 years
Pipeline Assets [Member]
Property, Plant and Equipment [Line Items]
Refining manufacturing facilities, useful life, general	45 years

Properties, Plants and Equipment - Properties, Plants and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 149,209		$ 143,225
Accumulated depreciation, depletion and amortization	65,029		60,671
Property, plant and equipment, net	84,180	[1]	82,554	[1]
E&P [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	124,111		116,805
Accumulated depreciation, depletion and amortization	55,565		50,501
Property, plant and equipment, net	68,546		66,304
Midstream [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	135		128
Accumulated depreciation, depletion and amortization	86		80
Property, plant and equipment, net	49		48
R&M [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,096		23,579
Accumulated depreciation, depletion and amortization	8,128		8,999
Property, plant and equipment, net	13,968		14,580
Emerging Businesses [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,023		981
Accumulated depreciation, depletion and amortization	220		161
Property, plant and equipment, net	803		820
Corporate and Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,844		1,732
Accumulated depreciation, depletion and amortization	1,030		930
Property, plant and equipment, net	$ 814		$ 802

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Suspended Wells - Summary of Net Changes in Suspended Exploratory Well Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Beginning balance	$ 1,013	$ 908	$ 660
Additions pending the determination of proved reserves	96	216	342
Reclassifications to proved properties	(72)	(106)	(39)
Sales of suspended well investment		(4)	(21)
Charged to dry hole expense		(1)	(34)
Ending balance	$ 1,037	$ 1,013	$ 908

Suspended Wells - Summary of Aging of Suspended Well Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Project	Dec. 31, 2010 Project	Dec. 31, 2009 Project	Dec. 31, 2008
Aging Of Capitalized Exploratory Well Costs [Line Items]
Exploratory well costs capitalized for a period of one year or less	$ 115	$ 220	$ 319
Exploratory well costs capitalized for a period greater than one year	922	793	589
Ending balance	$ 1,037	$ 1,013	$ 908	$ 660
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	40	40	34

Suspended Wells - Summary of Aging of Exploratory Well Costs that have been Capitalized for More than One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	$ 922	$ 793	$ 589
Aktote-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
Alpine Satellite-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	21
Browse Basin-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	216
Caldita/Barossa-Australia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	77
Fiord West-Alaska[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	16
Harrison-U.K.[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
Kairan-Kazakhstan (2) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	27
Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	44
Malikai - Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	52
NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	17
NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	30
Point Thomson-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	37
Rak More-Kazakhsta [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	22
Saleski-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
Shenandoah-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	43
Sunrise 3-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	13
Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	26
Su tu Nau-Vietnam [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	18
Thornbury-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
Tiber-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	40
Titan-Norway [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	11
Ubah-Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	34
Uge-Nigeria [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	29
Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	68
2008-2010 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	589
2008-2010 [Member] | Browse Basin-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	216
2008-2010 [Member] | Fiord West-Alaska[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	16
2008-2010 [Member] | Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	5
2008-2010 [Member] | Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2008-2010 [Member] | NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	17
2008-2010 [Member] | NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2008-2010 [Member] | Point Thomson-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	37
2008-2010 [Member] | Rak More-Kazakhsta [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	22
2008-2010 [Member] | Saleski-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
2008-2010 [Member] | Shenandoah-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	43
2008-2010 [Member] | Sunrise 3-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	13
2008-2010 [Member] | Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	6
2008-2010 [Member] | Su tu Nau-Vietnam [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	9
2008-2010 [Member] | Thornbury-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2008-2010 [Member] | Tiber-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	40
2008-2010 [Member] | Titan-Norway [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	11
2008-2010 [Member] | Ubah-Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	34
2008-2010 [Member] | Uge-Nigeria [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
2008-2010 [Member] | Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	34
2005-2007 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	250
2005-2007 [Member] | Caldita/Barossa-Australia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	77
2005-2007 [Member] | Harrison-U.K.[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
2005-2007 [Member] | Kairan-Kazakhstan (2) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
2005-2007 [Member] | Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	5
2005-2007 [Member] | Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
2005-2007 [Member] | Malikai - Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	40
2005-2007 [Member] | NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	11
2005-2007 [Member] | Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	18
2005-2007 [Member] | Su tu Nau-Vietnam [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	9
2005-2007 [Member] | Uge-Nigeria [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
2005-2007 [Member] | Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	32
2001-2004 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	83
2001-2004 [Member] | Aktote-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2001-2004 [Member] | Alpine Satellite-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	21
2001-2004 [Member] | Kairan-Kazakhstan (2) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	13
2001-2004 [Member] | Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	4
2001-2004 [Member] | Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	10
2001-2004 [Member] | Malikai - Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	12
2001-2004 [Member] | Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	2
2001-2004 [Member] | Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	$ 2

Goodwill and Intangibles - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 E&P [Member]		Dec. 31, 2010 E&P [Member]		Dec. 31, 2009 E&P [Member]		Dec. 31, 2011 R&M [Member]		Dec. 31, 2010 R&M [Member]
Goodwill [Line Items]
Goodwill gross, beginning balance	$ 29,076		$ 29,081		$ 25,443	[1]	$ 25,443	[1]	$ 25,443	[1]	$ 3,633	[1]	$ 3,638	[1]
Accumulated impairment losses, beginning balance	(25,443)		(25,443)		(25,443)	[1]	(25,443)	[1]
Goodwill, beginning balance	3,633	[2]	3,638								3,633	[1]	3,638	[1]
Goodwill allocated to assets held for sale or sold	(273)										(273)	[1]
Tax and other adjustments	(28)		(5)								(28)	[1]	(5)	[1]
Goodwill gross, ending balance	28,775		29,076		25,443	[1]	25,443	[1]	25,443	[1]	3,332	[1]	3,633	[1]
Accumulated impairment losses, ending balance	(25,443)		(25,443)		(25,443)	[1]	(25,443)	[1]
Goodwill, ending Balance	$ 3,332	[2]	$ 3,633	[2]							$ 3,332	[1]	$ 3,633	[1]

[1]	E&P represents continuing operations, and R&M represents discontinued operations.
[2]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Goodwill and Intangibles - Summary of Carrying Value of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Indefinite-Lived Intangible Assets	$ 701	$ 739
Trade names and trademarks [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Indefinite-Lived Intangible Assets	494	494
Refinery air and operating permits [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Indefinite-Lived Intangible Assets	$ 207	$ 245

Goodwill and Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Amortized intangible asset	$ 44	$ 62

Impairments - Impairment Charges by Segment Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 321	$ 81	$ 469
Alaska [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	2	6
Lower 48 and Latin America [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	71	19	56
Canada [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	253	13	296
Europe [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	(37)	43	104
Asia Pacific and Middle East [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges			12
Corporate [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 32		$ 1

Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations	$ 471	$ 1,699	$ 66
Impairments	321	81	469
Net properties plants and equipment held for use before tax loss	265	1,604
Equity method investments of assets before tax loss	399	645
Net properties, plants and equipment - held for sale		2
Net proceeds, net properties plants and equipment held for sale		21
Net properties, plants and equipment (held for sale)		43
Lower 48 and Latin America, Canada and Europe [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments			417
Lower 48 and Latin America, Canada and Europe [Member] | Ecuador [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments			51
Other International [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Equity method investments of assets before tax loss	395
Trainer [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations	467
Lower 48 and Latin America and Canada [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments	288
Wilhelmshaven [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations		1,514
Yanbu [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations		98
Europe and Lower 48 and Latin America [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairments		81
Discontinued R&M Segment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment charges included in discontinued operations			66
Fair value [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Net PP&E held for use	162	307
Equity method investments of assets	274	735
Net PP&E held for sale		23
Fair value [Member] | Other International [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Equity method investments of assets	256
Fair value [Member] | Before write down [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Net PP&E held for use	427	1,911
Equity method investments of assets		1,380
Net properties, plants and equipment - held for sale		64
Fair value [Member] | Before write down [Member] | E&P [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Equity method investments of assets	$ 651

Impairments - Fair Value of Impaired Assets and Associated Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net properties plants and equipment held for use before tax loss	$ 265	$ 1,604
Equity method investments of assets before tax loss	399	645
Cost method investments of assets before tax loss	8
Net properties plants and equipment held for sale before tax loss		43
Before-Tax Loss Included in Discontinued Operations	471	1,699	66
Fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net PP&E held for use	162	307
Equity method investments	274	735
Cost method investments	2
Net PP&E held for sale		23
Fair value [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net PP&E held for use
Equity method investments
Cost method investments	2
Net PP&E held for sale		5
Fair value [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net PP&E held for use	162	307
Equity method investments	274	735
Cost method investments
Net PP&E held for sale		18
Net PP&E (held for use) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations	1	1,508
Equity method investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations	4
Cost method investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations
Net PP&E (held for sale) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations		$ 43

Impairments - Fair Value of Impaired Assets and Associated Loss (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Leasehold impairment charged to exploration expenses	$ 55

Asset Retirement Obligations and Accrued Environmental Costs - Asset Retirement Obligations and Accrued Environmental Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Asset retirement obligations	$ 8,920		$ 8,776		$ 8,295
Accrued environmental costs	922		994
Total asset retirement obligations and accrued environmental costs	9,842		9,770
Asset retirement obligations and accrued environmental costs due within one year	(513)		(571)
Long-term asset retirement obligations and accrued environmental costs	$ 9,329	[1]	$ 9,199	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Asset Retirement Obligations and Accrued Environmental Costs - Changes in Overall Asset Retirement Obligation Changed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance, Beginning	$ 8,776	$ 8,295
Accretion of discount	435	422
New obligations	153	64
Changes in estimates of existing obligations	29	744
Spending on existing obligations	(327)	(314)
Property dispositions	(60)	(394)
Foreign currency translation	(86)	(41)
Balance, Ending	$ 8,920	$ 8,776

Asset Retirement Obligations and Accrued Environmental Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accrued environmental costs	$ 922	$ 994
Maximum number of years accrued environmental liabilities will be paid over	30 years
Expected expenditures for acquired environmental obligations, weighted-average discount factor rate	5.00%
Present value of the estimated aggregate accrual for environmental loss contingencies	427
Accrued environmental costs, undiscounted due within one year	58
Accrued environmental costs, undiscounted due within second year	44
Accrued environmental costs, undiscounted due within three year	22
Accrued environmental costs, undiscounted due within fourth year	19
Accrued environmental costs, undiscounted due within fifth year	20
Accrued environmental costs, undiscounted due after fifth year	373
Cleanup, Remediation Activities [Member]
Accrued environmental costs	571	624
Corporate and Other Environmental Liabilities [Member]
Accrued environmental costs	274	278
Federal Comprehensive Environmental Response Compensation and Liability Act, or Similar State Laws [Member]
Accrued environmental costs	$ 77	$ 92

Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Debt at face value	$ 22,143		$ 23,096
Capitalized leases	31		39
Net unamortized premiums and discounts	449		457
Total debt	22,623		23,592
Short-term debt	(1,013)	[1]	(936)	[1]
Long-term debt	21,610	[1]	22,656	[1]
9.375% Notes due 2011 [Member]
Debt Instrument [Line Items]
Debt at face value			328
9.125% Debentures due 2021 [Member]
Debt Instrument [Line Items]
Debt at face value	150		150
8.20% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Debt at face value	150		150
8.125% Notes due 2030 [Member]
Debt Instrument [Line Items]
Debt at face value	600		600
7.9% Debentures due 2047 [Member]
Debt Instrument [Line Items]
Debt at face value	100		100
7.8% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Debt at face value	300		300
7.68% Notes due 2012 [Member]
Debt Instrument [Line Items]
Debt at face value	7		15
7.65% Debentures due 2023 [Member]
Debt Instrument [Line Items]
Debt at face value	88		88
7.625% Debentures due 2013 [Member]
Debt Instrument [Line Items]
Debt at face value	100		100
7.40% Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
7.375% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Debt at face value	92		92
7.25% Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
7.20% Notes due 2031 [Member]
Debt Instrument [Line Items]
Debt at face value	575		575
7% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Debt at face value	200		200
6.95% Notes due 2029 [Member]
Debt Instrument [Line Items]
Debt at face value	1,549		1,549
6.875% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Debt at face value	67		67
6.65% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Debt at face value	297		297
6.50% Notes due 2011 [Member]
Debt Instrument [Line Items]
Debt at face value			500
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt at face value	2,250		2,250
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
6.00% Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt at face value	1,000		1,000
5.951% Notes due 2037 [Member]
Debt Instrument [Line Items]
Debt at face value	645		645
5.95% Notes due 2036 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
5.90% Notes due 2032 [Member]
Debt Instrument [Line Items]
Debt at face value	505		505
5.90% Notes due 2038 [Member]
Debt Instrument [Line Items]
Debt at face value	600		600
5.75% Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt at face value	2,250		2,250
5.625% Notes due 2016 [Member]
Debt Instrument [Line Items]
Debt at face value	1,250		1,250
5.50% Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt at face value	750		750
5.20% Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt at face value	500		500
4.75% Notes due 2012 [Member]
Debt Instrument [Line Items]
Debt at face value	897		897
4.75% Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt at face value	1,500		1,500
4.60% Notes due 2015 [Member]
Debt Instrument [Line Items]
Debt at face value	1,500		1,500
4.40% Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt at face value	400		400
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt at face value	1,128		1,182
Industrial Development Bonds due 2012 through 2038 at 0.08% - 5.75% at year-end 2011 and 0.33% - 5.75% at year-end 2010 [Member]
Debt Instrument [Line Items]
Debt at face value	252		252
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010 [Member]
Debt Instrument [Line Items]
Debt at face value	15		64
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party) [Member]
Debt Instrument [Line Items]
Debt at face value	133		144
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% - 0.15% at year-end 2011 and 0.33% - 0.48% at year-end 2010 [Member]
Debt Instrument [Line Items]
Debt at face value	265		265
Other Debt [Member]
Debt Instrument [Line Items]
Debt at face value	$ 28		$ 31

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
9.375% Notes due 2011 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	9.38%	9.38%
9.125% Debentures due 2021 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	9.13%	9.13%
8.20% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	8.20%	8.20%
8.125% Notes due 2030 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	8.13%	8.13%
7.9% Debentures due 2047 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.90%	7.90%
7.8% Debentures due 2027 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.80%	7.80%
7.68% Notes due 2012 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.68%	7.68%
7.65% Debentures due 2023 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.65%	7.65%
7.625% Debentures due 2013 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.63%	7.63%
7.40% Notes due 2031 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.40%	7.40%
7.375% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.38%	7.38%
7.25% Notes due 2031 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.25%	7.25%
7.20% Notes due 2031 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.20%	7.20%
7% Debentures due 2029 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.00%	7.00%
6.95% Notes due 2029 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.95%	6.95%
6.875% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.88%	6.88%
6.65% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.65%	6.65%
6.50% Notes due 2011 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.50%	6.50%
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.50%	6.50%
6.50% Notes due 2039 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.50%	6.50%
6.00% Notes due 2020 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	6.00%	6.00%
5.951% Notes due 2037 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.95%	5.95%
5.95% Notes due 2036 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.95%	5.95%
5.90% Notes due 2032 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.90%	5.90%
5.90% Notes due 2038 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.90%	5.90%
5.75% Notes due 2019 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.75%	5.75%
5.625% Notes due 2016 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.63%	5.63%
5.50% Notes due 2013 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.50%	5.50%
5.20% Notes due 2018 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	5.20%	5.20%
4.75% Notes due 2012 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.75%	4.75%
4.75% Notes due 2014 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.75%	4.75%
4.60% Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.60%	4.60%
4.40% Notes due 2013 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	4.40%	4.40%
Commercial Paper [Member]
Debt Instrument [Line Items]
Stated percentage of debt minimum	0.34%	0.14%
Stated percentage of debt maximum	0.34%	0.34%
Industrial Development Bonds due 2012 through 2038 at 0.08% - 5.75% at year-end 2011 and 0.33% - 5.75% at year-end 2010 [Member]
Debt Instrument [Line Items]
Stated percentage of debt minimum	0.08%	0.33%
Stated percentage of debt maximum	5.75%	5.75%
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010 [Member]
Debt Instrument [Line Items]
Stated percentage of debt	2.29%	2.06%
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party) [Member]
Debt Instrument [Line Items]
Stated percentage of debt	7.00%	7.00%
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% - 0.15% at year-end 2011 and 0.33% - 0.48% at year-end 2010 [Member]
Debt Instrument [Line Items]
Stated percentage of debt minimum	0.08%	0.33%
Stated percentage of debt maximum	0.15%	0.48%

Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Maturities of long-term borrowings net of unamortized premiums and discounts in 2012	$ 1,013,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2013	1,275,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2014	1,527,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2015	1,571,000,000
Maturities of long-term borrowings net of unamortized premiums and discounts in 2016	2,364,000,000
Classification of short-term debt as long-term debt	1,058,000,000
Total amount under revolving credit facilities		8,000,000,000
Revolving credit facilities may be used as support for letters of credit	750,000,000
Minimum limit of debt for cross default provision	200,000,000
Maturity period of commercial paper (in days)	90
Direct outstanding borrowings under the revolving credit facilities	0		0
Letters of credit issued under revolving credit facilities	1,954,000,000
Commercial paper outstanding	1,128,000,000		1,182,000,000
Credit facilities remaining after commercial paper outstanding and issuance of letters of credit	6,800,000,000
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Letters of credit issued under revolving credit facilities	40,000,000
ConocoPhillips [Member]
Short-term Debt [Line Items]
ConocoPhillips Commercial Paper Program	6,350,000,000
ConocoPhillips Qatar Funding Ltd [Member]
Short-term Debt [Line Items]
ConocoPhillips Commercial Paper Program	1,500,000,000
9.375% Notes due 2011 [Member]
Short-term Debt [Line Items]
Note repaid at its maturity	328,000,000
6.50% Notes due 2011 [Member]
Short-term Debt [Line Items]
Note repaid at its maturity	500,000,000
Old Revolving Credit Facilities [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities		7,850,000,000
Old revolving credit facility expiring in September 2012 [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	7,350,000,000
Credit facility expiring in August 2016 [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	7,500,000,000
Revolving credit facility expiring in July 2012 [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	$ 500,000,000

Joint Venture Acquisition Obligation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2007
Related Party Transaction [Line Items]
Initial acquisition obligation to joint venture			$ 7,500,000,000
Time period for contribution			10 years
Quarterly principal and interest payments for joint venture acquisition obligation		237,000,000
Short-term portion of principal obligation amount	732,000,000	732,000,000
Principal payment for joint venture obligation		$ 695,000,000
Fixed-rate on joint venture acquisition obligation		5.30%
Percentage of quarterly interest payment as capital contribution	50.00%

Guarantees - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Australia Pacific LNG [Member]	Dec. 31, 2011 Qatargas 3 [Member]	Dec. 31, 2011 Guarantees of Joint Venture Debt [Member]	Dec. 31, 2011 Train 1 [Member]	Dec. 31, 2011 Other Guarantees [Member]	Dec. 31, 2005 Performance Guarantee [Member] Qatargas 3 [Member]	Dec. 31, 2011 Indemnification Agreement [Member]
Guarantor Obligations [Line Items]
Ownership percentage in equity investment	50.00%	42.50%	30.00%				30.00%
Loan facilities of joint venture			$ 4,000,000,000				$ 4,000,000,000
Loan commitment to joint venture			1,200,000,000				1,200,000,000
Terms of guarantees outstanding		5 to 20 years		Up to 24 years		Up to 13 years or life of the venture.
Maximum potential amount of future payments to third-party lenders under the guarantee		1,261,000,000		100,000,000	171,000,000	450,000,000
Maximum potential amount of future payments under the guarantees in the event of intentional or reckless breach		2,820,000,000
Carrying value of the guarantee to third-party lenders								362,000,000
Environmental accruals for known contamination in carrying amount recorded for indemnifications	$ 427,000,000							$ 218,000,000

Contingencies and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments [Line Items]
Letters of credit issued under revolving credit facilities	$ 1,954
Aggregate amounts of estimated payments - 2012	468
Aggregate amounts of estimated payments - 2013	467
Aggregate amounts of estimated payments - 2014	467
Aggregate amounts of estimated payments - 2015	458
Aggregate amounts of estimated payments - 2016	364
Aggregate amounts of estimated payments - 2017 and after	4,890
Total payments under long-term throughput agreements and take-or-pay agreements	429	216	114
Revolving Credit Facility [Member]
Commitments [Line Items]
Letters of credit issued under revolving credit facilities	$ 40

Financial Instruments and Derivative Contracts - Net Carrying Amount of Held to Maturity Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 581	[1],[2]	$ 973	[1],[2]
Cash	1,169		1,284
Cash and cash equivalents	5,780	[1]	9,454	[1]	542	755
Time Deposits [Member] | Remaining maturities from 1 to 90 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount	349		302
Cash & Cash Equivalents, Carrying Amount	4,318		6,154
Time Deposits [Member] | Remaining maturities from 91 to 180 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount			69
Commercial Paper [Member] | Remaining maturities from 1 to 90 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount	232		525
Cash & Cash Equivalents, Carrying Amount	293		1,566
Government Obligations [Member] | Remaining maturities from 1 to 90 days [Member]
Schedule of Held-to-maturity Securities [Line Items]
Short-term Investments, Carrying Amount			77
Cash & Cash Equivalents, Carrying Amount			$ 450

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.
[2]	Includes marketable securities of: $ 232 602

Financial Instruments and Derivative Contracts - Assets and Liabilities Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Total assets	$ 4,870	$ 3,298
Liabilities
Total liabilities	4,725	3,393
Net assets (liabilities)	145	(95)
Commodity Contract [Member]
Assets
Total assets	4,826	3,263
Liabilities
Total liabilities	4,702	3,384
Interest rate derivatives [Member]
Assets
Total assets	31	20
Foreign currency exchange derivatives [Member]
Assets
Total assets	13	15
Liabilities
Total liabilities	23	9
Level 1 [Member]
Assets
Total assets	2,807	1,456
Liabilities
Total liabilities	2,970	1,611
Net assets (liabilities)	(163)	(155)
Level 1 [Member] | Commodity Contract [Member]
Assets
Total assets	2,807	1,456
Liabilities
Total liabilities	2,970	1,611
Level 2 [Member]
Assets
Total assets	1,991	1,779
Liabilities
Total liabilities	1,745	1,746
Net assets (liabilities)	246	33
Level 2 [Member] | Commodity Contract [Member]
Assets
Total assets	1,947	1,744
Liabilities
Total liabilities	1,722	1,737
Level 2 [Member] | Interest rate derivatives [Member]
Assets
Total assets	31	20
Level 2 [Member] | Foreign currency exchange derivatives [Member]
Assets
Total assets	13	15
Liabilities
Total liabilities	23	9
Level 3 [Member]
Assets
Total assets	72	63
Liabilities
Total liabilities	10	36
Net assets (liabilities)	62	27
Level 3 [Member] | Commodity Contract [Member]
Assets
Total assets	72	63
Liabilities
Total liabilities	$ 10	$ 36

Financial Instruments and Derivative Contracts - Fair Value of Derivative Contracts and Gains (losses) from Derivatives Contracts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales and other operating revenues [Member]
Liabilities
Gains (losses) from derivatives contracts	$ 907	$ (964)	$ 1,717
Other Income [Member]
Liabilities
Gains (losses) from derivatives contracts	(9)	(5)	4
Purchased commodities [Member]
Liabilities
Gains (losses) from derivatives contracts	(729)	915	(1,502)
Income from discontinued operations [Member]
Liabilities
Gains (losses) from derivatives contracts	(446)	(139)	(854)
Commodity Contract [Member] | Prepaid expenses and other current assets [Member]
Assets
Commodity derivative assets	4,433	3,073
Commodity Contract [Member] | Other assets [Member]
Assets
Commodity derivative assets	415	211
Commodity Contract [Member] | Other accruals [Member]
Liabilities
Commodity derivative liabilities	4,350	3,212
Commodity Contract [Member] | Other liabilities and deferred credits [Member]
Liabilities
Commodity derivative liabilities	$ 374	$ 193

Financial Instruments and Derivative Contracts - Net Exposures from Outstanding Derivative Contracts (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Commodity derivative [Member] Crude oil, refined products and natural gas liquids [Member] MMBbls	Dec. 31, 2010 Commodity derivative [Member] Crude oil, refined products and natural gas liquids [Member] MMBbls	Dec. 31, 2011 Commodity derivative [Member] Natural gas and power, Fixed price [Member] MMcf	Dec. 31, 2010 Commodity derivative [Member] Natural gas and power, Fixed price [Member] MMcf	Dec. 31, 2011 Commodity derivative [Member] Natural gas and power, Basis [Member] MMcf	Dec. 31, 2010 Commodity derivative [Member] Natural gas and power, Basis [Member] MMcf
Derivative Instruments [Line Items]
Open Position Long (Short)					(13)	(16)	(57,000)	(69,000)	(25,000)	(43,000)
Sell U.S. dollar, buy other currencies	$ 1,949		$ 569
Sell euro, buy other currencies		€ 61		€ 253

Financial Instruments and Derivative Contracts - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Jun. 30, 2010 4.6% Bonds [Member]
Debt Instrument [Line Items]
Amount converted by interest rate swap execution				$ 500
Interest rate of fixed bonds				4.60%
Payment term of receivables	30 days or less
Aggregate fair value of all derivative instruments in a liability position	237
Collateral was posted for derivative instruments in a liability position	3
Additional collateral, either in the form of cash or letters of credit	234
Carrying value of share investment in LUKOIL		1,083	[1]
Closing price per share on London Stock Exchange		$ 56.5
Fixed-rate on joint venture acquisition obligation	5.30%
Effective yield rate	1.24%	1.87%
Obligations to return cash collateral	0	5
Rights to reclaim cash collateral	$ 244	$ 324

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Financial Instruments and Derivative Contracts - Fair Value of Derivative Contracts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid expenses and other current assets [Member]
Assets
Commodity derivative assets	$ 12	$ 14
Other assets [Member]
Assets
Commodity derivative assets	1	1
Other accruals [Member]
Liabilities
Commodity derivative liabilities	23	7
Other liabilities and deferred credits [Member]
Liabilities
Commodity derivative liabilities		$ 2

Financial Instruments and Derivative Contracts - Gains (Losses) from Derivatives Contracts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures [Line Items]
Foreign currency transaction (gains) losses	$ (9)	$ 115	$ (107)
Income from discontinued operations [Member]
Fair Value Disclosures [Line Items]
Foreign currency transaction (gains) losses	$ (5)	$ 3	$ (14)

Financial Instruments and Derivative Contracts - Commodity Derivative and Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Assets
Investment in LUKOIL		$ 1,083	[1]
Fair Value [Member] | Foreign currency exchange derivatives [Member]
Financial Assets
Foreign currency exchange derivatives	13	15
Financial Liabilities
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23	9
Fair Value [Member] | Interest rate derivatives [Member]
Financial Assets
Interest rate derivatives	31	20
Fair Value [Member] | Commodity Contract [Member]
Financial Assets
Price Risk Derivative Assets, at Fair Value	814	624
Financial Liabilities
Price Risk Derivative Liabilities, at Fair Value	446	426
Fair Value [Member] | LUKOIL Investment [Member]
Financial Assets
Investment in LUKOIL at fair value		1,083
Fair Value [Member] | Total debt, excluding capital leases [Member]
Financial Liabilities
Total debt, excluding capital leases	27,065	26,144
Fair Value [Member] | Joint Venture Acquisition Obligation [Member]
Financial Liabilities
Joint venture acquisition obligation at fair value	4,820	5,600
Carrying Amount [Member] | Foreign currency exchange derivatives [Member]
Financial Assets
Foreign currency exchange derivatives	13	15
Financial Liabilities
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23	9
Carrying Amount [Member] | Interest rate derivatives [Member]
Financial Assets
Interest rate derivatives	31	20
Carrying Amount [Member] | Commodity Contract [Member]
Financial Assets
Price Risk Derivative Assets, at Fair Value	814	624
Financial Liabilities
Price Risk Derivative Liabilities, at Fair Value	446	426
Carrying Amount [Member] | LUKOIL Investment [Member]
Financial Assets
Investment in LUKOIL		1,083
Carrying Amount [Member] | Total debt, excluding capital leases [Member]
Financial Liabilities
Total debt, excluding capital leases, carrying amount	22,592	23,553
Carrying Amount [Member] | Joint Venture Acquisition Obligation [Member]
Financial Liabilities
Joint venture acquisition obligation at carrying value	$ 4,314	$ 5,009

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Equity - Changes in Shares of Common Stock (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 Issued [Member]	Dec. 31, 2010 Issued [Member]	Dec. 31, 2009 Issued [Member]	Dec. 31, 2011 Held In Treasury [Member]	Dec. 31, 2010 Held In Treasury [Member]	Dec. 31, 2008 Held In Treasury [Member]	Dec. 31, 2011 Held in Grantor Trusts [Member]	Dec. 31, 2010 Held in Grantor Trusts [Member]	Dec. 31, 2009 Held in Grantor Trusts [Member]
Beginning balance, Common stock	1,740,529,279	1,733,345,558	1,729,264,859	272,873,537	208,346,815	208,346,815	36,890,375	38,742,261	40,739,129
Repurchase of common stock				155,453,382	64,526,722		(157,470)
Distributed under benefit plans	9,021,308	7,183,721	4,080,699	(475,696)			(703,500)	(1,776,873)	(2,018,692)
Transfer to treasury stock							(36,029,405)
Transfer from grantor trust				36,029,405
Other								(75,013)	21,824
Ending balance, Common stock	1,749,550,587	1,740,529,279	1,733,345,558	463,880,628	272,873,537	208,346,815		36,890,375	38,742,261

Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Authorized	500,000,000	500,000,000
Preferred Stock, Par value	$ 0.01	$ 0.01
Preferred Stock, Issued	0	0
Preferred Stock, Outstanding	0	0
Noncontrolling interests	$ 510,000,000 [1]	$ 547,000,000	[1]
Noncontrolling Interest amounts related to operating joint ventures, largest	482,000,000	520,000,000
Ownership level in company stock that would potentially trigger anti- takeover effects of preferred share purchase rights	15 percent or more
Preferred stock, exercise price of one one - hundredth share	$ 300

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Non-Mineral Leases - Future Minimum Rental Payments Due under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 767
2013	519
2014	382
2015	300
2016	202
Remaining years	591
Total	2,761
Less income from subleases	132
Net minimum operating lease payments	$ 2,629

Non-Mineral Leases - Future Minimum Rental Payments Due under Noncancelable Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Railcars subleased to CPChem, a related Party	$ 64

Non-Mineral Leases - Operating Leases Rental Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Total rentals	$ 304	$ 267	$ 259
Less sublease rentals	(14)	(14)	(18)
Operating Leases, Rent Expense, Total	$ 290	$ 253	$ 241

Non-Mineral Leases - Operating Leases Rental Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Contingent Rentals	$ 29	$ 16	$ 15

Employee Benefit Plans - Pension and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. (Pension Benefits) [Member]
Change in Benefit Obligation
Benefit obligation at January 1	$ 5,539	$ 5,042
Service cost	225	229	194
Interest cost	247	260	277
Plan amendments		12
Actuarial loss	642	305
Benefits paid	(478)	(309)
Benefit obligation at December 31*	6,175	5,539	5,042
Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	3,890	3,144
Actual return on plan assets	64	458
Company contributions	673	597
Benefits paid	(478)	(309)
Fair value of plan assets at December 31	4,149	3,890	3,144
Funded Status	(2,026)	(1,649)
Int'l (Pension Benefits) [Member]
Change in Benefit Obligation
Benefit obligation at January 1	3,206	3,101
Service cost	98	90	79
Interest cost	178	169	144
Plan participant contributions	5	4
Plan amendments	(53)
Actuarial loss	195	59
Benefits paid	(116)	(115)
Curtailment		(1)
Foreign currency exchange rate change	(29)	(101)
Benefit obligation at December 31*	3,484	3,206	3,101
Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	2,581	2,281
Actual return on plan assets	53	259
Company contributions	226	216
Plan participant contributions	5	4
Benefits paid	(116)	(115)
Curtailment		(1)
Foreign currency exchange rate change	(27)	(63)
Fair value of plan assets at December 31	2,722	2,581	2,281
Funded Status	(762)	(625)
Other Benefits [Member]
Change in Benefit Obligation
Benefit obligation at January 1	862	839
Service cost	10	11	9
Interest cost	42	46	47
Plan participant contributions	23	20
Government subsidy	4
Plan amendments	35
Actuarial loss	20	14
Benefits paid	(68)	(70)
Foreign currency exchange rate change	(2)	2
Benefit obligation at December 31*	926	862	839
Change in Fair Value of Plan Assets
Company contributions	41	50
Plan participant contributions	23	20
Government subsidy	4
Benefits paid	(68)	(70)
Funded Status	$ (926)	$ (862)

Employee Benefit Plans - Pension and Postretirement Plans (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 5,363	$ 4,905
Int'l (Pension Benefits) [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,939	$ 2,711

Employee Benefit Plans - Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Amounts Recognized in the Consolidated Balance Sheet at December 31
Current liabilities	$ (118)	$ (74)
Noncurrent liabilities	(1,908)	(1,575)
Total recognized	(2,026)	(1,649)
Int'l (Pension Benefits) [Member]
Amounts Recognized in the Consolidated Balance Sheet at December 31
Noncurrent assets	94	156
Current liabilities	(5)	(4)
Noncurrent liabilities	(851)	(777)
Total recognized	(762)	(625)
Other Benefits [Member]
Amounts Recognized in the Consolidated Balance Sheet at December 31
Current liabilities	(62)	(51)
Noncurrent liabilities	(864)	(811)
Total recognized	$ (926)	$ (862)

Employee Benefit Plans - Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.30%	4.65%
Rate of compensation increase	4.25%	4.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.65%	5.35%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	4.00%	4.00%
Int'l (Pension Benefits) [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.90%	5.40%
Rate of compensation increase	4.30%	4.10%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	5.40%	5.80%
Expected return on plan assets	6.40%	6.50%
Rate of compensation increase	4.10%	4.50%
Other Benefits [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.40%	5.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	5.00%	5.60%

Employee Benefit Plans - Before Tax Amounts Not Been Recognized in Net Periodic Postretirement Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	$ 2,240	$ 1,567
Unrecognized prior service cost (credit)	52	61
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	705	444
Unrecognized prior service cost (credit)	(78)	(25)
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	(26)	(51)
Unrecognized prior service cost (credit)	$ (13)	$ (54)

Employee Benefit Plans - Sources of Change in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	$ (1,185)	$ (9)	$ (388)
Amortization of (gain) loss included in income	226	215	206
Prior service (cost) credit arising during the period	(19)	13
Amortization of prior service cost (credit) included in income	(2)	(15)	(21)
U.S. (Pension Benefits) [Member]
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	(858)	(70)
Amortization of (gain) loss included in income	185	167
Net change during the period	(673)	97
Prior service (cost) credit arising during the period		(12)
Amortization of prior service cost (credit) included in income	9	10
Net change during the period	9	(2)
Int'l (Pension Benefits) [Member]
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	(307)	75
Amortization of (gain) loss included in income	46	55
Net change during the period	(261)	130
Prior service (cost) credit arising during the period	53	(1)
Amortization of prior service cost (credit) included in income		2
Net change during the period	53	1
Other Benefits [Member]
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	(20)	(14)
Amortization of (gain) loss included in income	(5)	(7)
Net change during the period	(25)	(21)
Prior service (cost) credit arising during the period	(34)
Amortization of prior service cost (credit) included in income	(7)	3
Net change during the period	$ (41)	$ 3

Employee Benefit Plans - Amounts Included in Accumulated Other Comprehensive Income That are Expected to Be Amortized into Net Periodic Postretirement Cost (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	$ 235
Unrecognized prior service cost	9
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	71
Unrecognized prior service cost	(9)
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	(3)
Unrecognized prior service cost	$ (4)

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 1995
Defined Benefit Plan Disclosure [Line Items]
Pension settlement losses	$ 21,000,000	$ 0	$ 15,000,000
Special termination benefits	0	0	5,000,000
Percent amortized of unamortized balance for net actuarial gain and losses	10.00%
Measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate	7.75%
Measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate, after decline	5.00%
Year of measurement of the accumulated postretirement benefit obligation assumes a health care cost trend rate, after decline	2023
Increase in fair value of debt securities	34,000,000
Decrease in Present Value of Contract Obligation	18,000,000
Employees maximum deposit in saving plan	75.00%
Employees deposit in saving plan, statutory limit	16,500
Number of investment funds in which employee can contribute	39
Employer matching contribution up to certain percentage of eligible pay	1.25%
Company contributions in savings plan and predecessor plans except leveraged employee stock ownership plan charged to expense	25,000,000	24,000,000	23,000,000
Eligibility of employees to participate in leveraged employee stock ownership plan	1.00%
Company's contribution in common stock from compensation and Benefits Trust	660,755	1,776,873	2,018,692
Fair value of Company's contribution in common stock from compensation and Benefits Trust	84,000,000	103,000,000	94,000,000
Company's contribution shares of company common stock from Treasury stock	475,696
Dividends used to service debt	45,000,000	41,000,000	39,000,000
Interest incurred on the CPSP debt	1,000,000	2,000,000	2,000,000
Fair value of unallocated shares	59,000,000	231,000,000
Omnibus Stock and Performance Incentive Plan life	10
Authorized common stock for compensation plan, maximum	100,000,000
Common stock available under incentive stock options, maximum	40,000,000
Common stock available for awards in stock, maximum	40,000,000
Shares available for issuance under the Plan	100,000,000
Weighted average period of recognition of unvested options, in months	46 months
Unrecognized compensation cost from stock options	27,000,000
Longest weighted-average period of recognition of unvested options, in months	15 years
Number of previously unissued common shares sold to trust	36,000,000			58,400,000
Cash received on sale of previously unissued common shares to trust				37,000,000
Promissory note received by selling of previously unissued common stock to compensation and benefits trust				952,000,000
Shares transferred out of compensation benefits trust	1,776,873
Historical carrying value of share transfer from grantor trusts to treasury stock	610,000,000
Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Vest ratably options term, in year	10 years
Weighted-average remaining contractual term of vested	3 years 11 months 12 days
Weighted-average remaining contractual term exercisable	3 years 4 months 24 days
Cash received from exercise of stock options	197
Tax benefit from exercise of options	119,000,000
Weighted average period of recognition of unvested options, in months	19 years
Unrecognized compensation cost from stock options	16,000,000
Stock Option [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average period of recognition of unvested options, in months	25 years
Stock Unit Program Period One [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period for one third of units in stock unit program	36 months
Stock Unit Program Period Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period for one third of units in stock unit program	48 months
Stock Unit Program Period Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period for one third of units in stock unit program	60 months
Stock Unit Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average period of recognition of unvested options, in months	30 months
Unrecognized compensation cost from stock options	188,000,000
Longest weighted-average period of recognition of unvested options, in months	100 months
Stock Savings Feature [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions in savings plan and predecessor plans except leveraged employee stock ownership plan charged to expense	77,000,000	92,000,000	83,000,000
Cash contribution to the CPSP	4,000,000	0	0
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of participating interest in annuity contract	144,000,000	92,000,000
Fair value of participating interest in debt security	391,000,000	357,000,000
Accumulated benefit obligation covered by the contract	247,000,000	265,000,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	56.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	35.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	6.00%
Other Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets, debt securities	3.00%
Tax Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Tax-qualified pension plans with projected benefit obligations in excess of plan assets	8,481,000,000	7,661,000,000
Tax-qualified pension plans with accumulated benefit obligation in excess of plan assets	7,377,000,000	6,718,000,000
Tax-qualified pension plans with fair value of plan assets in excess of plan assets	6,098,000,000	5,706,000,000
Unfunded Non Qualified Key Employee Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Tax-qualified pension plans with projected benefit obligations in excess of plan assets	499,000,000	479,000,000
Tax-qualified pension plans with accumulated benefit obligation in excess of plan assets	374,000,000	407,000,000
Domestic Qualified And Nonqualified Pension And Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to qualified and non qualified pension and post retirement benefit	690,000,000
International Qualified And Nonqualified Pension And Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to qualified and non qualified pension and post retirement benefit	235,000,000
Int'l (Pension Benefits) [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions in savings plan and predecessor plans except leveraged employee stock ownership plan charged to expense	$ 56,000,000	$ 52,000,000	$ 51,000,000

Employee Benefit Plans - Net Periodic Benefit Cost Related to Continuing and Discontinued Operations of All Defined Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. (Pension Benefits) [Member]
Components of Net Periodic Benefit Cost
Service cost	$ 225	$ 229	$ 194
Interest cost	247	260	277
Expected return on plan assets	(280)	(224)	(184)
Amortization of prior service cost (credit)	9	10	11
Recognized net actuarial loss (gain)	165	167	186
Net periodic benefit cost	366	442	484
Int'l (Pension Benefits) [Member]
Components of Net Periodic Benefit Cost
Service cost	98	90	79
Interest cost	178	169	144
Expected return on plan assets	(175)	(147)	(125)
Amortization of prior service cost (credit)		2	1
Recognized net actuarial loss (gain)	46	55	35
Net periodic benefit cost	147	169	134
Other Benefits [Member]
Components of Net Periodic Benefit Cost
Service cost	10	11	9
Interest cost	42	46	47
Amortization of prior service cost (credit)	(7)	3	9
Recognized net actuarial loss (gain)	(5)	(7)	(15)
Net periodic benefit cost	$ 40	$ 53	$ 50

Employee Benefit Plans - Fair Values Of Our Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	$ 4,149	$ 3,890	$ 3,144
U.S. (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,251	1,250
U.S. (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	803	818
U.S. (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	634	635
U.S. (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	392	307
U.S. (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	554	423
U.S. (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	105	81
U.S. (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	249	270
U.S. (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	4	6
U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	3,992	3,790
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	2,722	2,581	2,281
Int'l (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	378
Int'l (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	498
Int'l (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	234	246
Int'l (Pension Benefits) [Member] | Mutual Funds (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	246	282
Int'l (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	532	390
Int'l (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	123	173
Int'l (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	43
Int'l (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	346	329
Int'l (Pension Benefits) [Member] | Mutual Funds (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	130	122
Int'l (Pension Benefits) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	58	19
Int'l (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	13	8
Int'l (Pension Benefits) [Member] | Derivative [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	11	12
Int'l (Pension Benefits) [Member] | Insurance Contracts [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	15	16
Int'l (Pension Benefits) [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	139	101
Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	2,716	2,574
Level 1 [Member] | U.S. (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,251	1,250
Level 1 [Member] | U.S. (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	803	818
Level 1 [Member] | U.S. (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	311	251
Level 1 [Member] | U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	2,365	2,319
Level 1 [Member] | Int'l (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	378
Level 1 [Member] | Int'l (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	498
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Mutual Funds (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	246	282
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	532	390
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Mutual Funds (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	130	122
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	32	9
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,766	1,679
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	634	635
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	81	56
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	551	420
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	105	81
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	249	270
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,620	1,462
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	234	246
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	122	171
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	43
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	346	329
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	26	10
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Derivative [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	11	12
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	782	768
Level 3 [Member] | U.S. (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	3	3
Level 3 [Member] | U.S. (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	4	6
Level 3 [Member] | U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	7	9
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1	2
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	13	8
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Insurance Contracts [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	15	16
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	139	101
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	$ 168	$ 127

Employee Benefit Plans - Fair Values Of Our Pension Plan Assets (Parenthetical) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of participating interest in debt security	$ 144	$ 92
Net receivables related to security transactions	$ 19	$ 15

Employee Benefit Plans - Benefit Payments Exclusive Amount to be Paid From Participating Annuity Contract and Which Reflect Expected Future Service, as Appropriate, are Expected to be Paid (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2011
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2012	$ 577
2013	501
2014	524
2015	553
2016	598
2017-2021	3,206
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2012	110
2013	113
2014	121
2015	129
2016	134
2017-2021	794
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2012	63
2013	64
2014	67
2015	70
2016	72
2017-2021	$ 385

Employee Benefit Plans - CPSP Stock Savings Feature Shares (Detail)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unallocated shares	811,963	3,385,778
Allocated shares	19,315,372	19,198,502
Total shares	20,127,335	22,584,280

Employee Benefit Plans - Share-Based Compensation Expense Recognized in Income Related to Continuing and Discontinued Operations and Associated Tax Benefit (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Compensation cost	$ 246	$ 211	$ 121
Tax benefit	$ 86	$ 78	$ 42

Employee Benefit Plans - Summary of Stock Option Activity for Three Years Ended December 31, 2011 (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option Outstanding at the beginning of year	32,611,874	36,433,473	36,615,753
Stock option, granted	1,907,000	3,040,500	3,311,200
Stock option, exercised	(10,022,685)	(6,401,483)	(2,919,118)
Stock option, forfeited	(82,434)	(255,889)	(332,941)
Stock option, expired or canceled	(41,704)	(204,727)	(241,421)
Stock option Outstanding at the end of year	24,372,051	32,611,874	36,433,473
Weighted-Average Exercise Price at the beginning of year	$ 39.54	$ 37.13	$ 35.65
Stock option, vested	22,214,254
Weighted-Average Exercise Price, granted	$ 70.13	$ 48.39	$ 45.47
Stock option Outstanding at the end of year	19,666,959
Weighted-Average Exercise Price, exercised	$ 30.08	$ 29.08	$ 24.1
Weighted-Average Exercise Price, forfeited	$ 62.26	$ 48.42	$ 52.04
Weighted-Average Exercise Price, expired or canceled	$ 51.6	$ 58.94	$ 63.49
Weighted-Average Exercise Price at the end of year	$ 45.73	$ 39.54	$ 37.13
Weighted-Average Exercise Price, vested	$ 44.49
Weighted-Average Exercise Price at the end of year	$ 43.19
Weighted-Average Grant-Date Fair Value, Granted	$ 16.7	$ 11.7	$ 11.18
Aggregate Intrinsic Value, Exercised	$ 416	$ 183	$ 67
Aggregate Intrinsic Value, Vested	611
Aggregate Intrinsic Value, Exercisable	$ 564

Employee Benefit Plans - Significant Assumptions Used to Calculate Fair Market Values (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assumptions used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Expected life (years)	6 years 10 months 13 days	6 years 7 months 24 days	6 years 6 months 11 days
Ranges used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Maximum [Member]
Assumptions used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Ranges used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Minimum [Member]
Assumptions used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Ranges used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%

Employee Benefit Plans - Summary of Restricted Stock Unit Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	7,802,863	6,719,552	5,927,698
Granted	2,746,045	2,890,010	2,910,095
Forfeited	(299,531)	(233,212)	(207,932)
Issued	(1,520,419)	(1,573,487)	(1,910,309)
Outstanding at December 31, 2009	8,728,958	7,802,863	6,719,552
Weighted-Average Grant-Date Fair Value, beginning of year	$ 53.04	$ 57.08	$ 61.14
Not Vested at December 31, 2011	6,175,477
Weighted-Average Grant-Date Fair Value, Granted	$ 67.54	$ 46.38	$ 43.41
Weighted-Average Grant-Date Fair Value, Forfeited	$ 56.43	$ 53.11	$ 51.84
Weighted-Average Grant-Date Fair Value, ending of year	$ 55.41	$ 53.04	$ 57.08
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 55.93
Total Fair Value, issued	$ 109	$ 79	$ 88
Performance Share Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	3,434,586	3,404,878	3,176,178
Granted	615,780	317,072	659,812
Forfeited	(23,240)	(53,243)	(23,670)
Issued	(509,365)	(234,121)	(407,442)
Outstanding at December 31, 2009	3,517,761	3,434,586	3,404,878
Weighted-Average Grant-Date Fair Value, beginning of year	$ 63.43	$ 64.63	$ 68.13
Not Vested at December 31, 2011	1,063,982
Weighted-Average Grant-Date Fair Value, Granted	$ 70.57	$ 48.39	$ 45.47
Weighted-Average Grant-Date Fair Value, Forfeited	$ 63.18	$ 62.66	$ 65
Weighted-Average Grant-Date Fair Value, ending of year	$ 64.35	$ 63.43	$ 64.63
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 64.16
Total Fair Value, issued	$ 37	$ 12	$ 19

Employee Benefit Plans - Summary of Aggregate Activity of Restricted Shares and Units (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	7,802,863	6,719,552	5,927,698
Stock Units, Granted	2,746,045	2,890,010	2,910,095
Stock Units, Issued	(1,520,419)	(1,573,487)	(1,910,309)
Outstanding at December 31, 2009	8,728,958	7,802,863	6,719,552
Weighted-Average Grant-Date Fair Value, beginning of year	$ 53.04	$ 57.08	$ 61.14
Stock Units Not Vested, ending of year	6,175,477
Weighted-Average Grant-Date Fair Value, Granted	$ 67.54	$ 46.38	$ 43.41
Weighted-Average Grant-Date Fair Value, Canceled	$ 56.43	$ 53.11	$ 51.84
Weighted-Average Grant-Date Fair Value, ending of year	$ 55.41	$ 53.04	$ 57.08
Total, Fair Value, Issued	$ 109	$ 79	$ 88
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	2,970,436	3,136,517	3,364,020
Stock Units, Granted	76,642	73,395	78,299
Stock Units, Issued	(139,523)	(181,035)	(204,160)
Stock Units, Canceled	(319,640)	(58,441)	(101,642)
Outstanding at December 31, 2009	2,587,915	2,970,436	3,136,517
Weighted-Average Grant-Date Fair Value, beginning of year	$ 34.06	$ 35.11	$ 36.75
Stock Units Not Vested, ending of year
Weighted-Average Grant-Date Fair Value, Granted	$ 70.25	$ 53.33	$ 45.72
Weighted-Average Grant-Date Fair Value, Canceled	$ 30.9	$ 44.23	$ 52.91
Weighted-Average Grant-Date Fair Value, ending of year	$ 33.49	$ 34.06	$ 35.11
Total, Fair Value, Issued	$ 10	$ 9	$ 10

Income Taxes - Income Taxes Charged to Income (Loss) from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Current Federal Income Taxes	$ 1,073	$ 1,240	$ 289
Deferred Federal Income Taxes	264	126	257
Current Foreign Income Taxes	6,966	7,289	5,366
Deferred Foreign Income Taxes	49	(1,058)	(1,082)
Current State and Local Income Taxes	317	260	99
Deferred State and Local Income Taxes	101	6	(12)
Provision for income taxes	$ 8,770	$ 7,863	$ 4,917

Income Taxes - Components of Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities
PP&E and intangibles	$ 21,159	$ 20,344
Investment in joint ventures	2,943	2,201
Inventory		43
Partnership income deferral	363	434
Other	703	571
Total deferred tax liabilities	25,168	23,593
Deferred Tax Assets
Benefit plan accruals	2,063	1,691
Asset retirement obligations and accrued environmental costs	4,254	3,971
Inventory	43
Deferred state income tax	299	257
Other financial accruals and deferrals	618	394
Loss and credit carryforwards	1,608	1,344
Other	692	717
Total deferred tax assets	9,577	8,374
Less valuation allowance	(1,487)	(1,400)
Net deferred tax assets	8,090	6,974
Net deferred tax liabilities	$ 17,078	$ 16,619

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Income Taxes [Line Items]
Deferred taxes Included in current assets	$ 788		$ 562
Deferred taxes Included in long-term assets	183		160
Deferred taxes Included in current liabilities	9		21
Deferred taxes Included in long-term liabilities	18,040	[1]	17,320	[1]
Increase (decrease) in valuation allowance	87
Decrease in valuation allowance	87
Increase in valuation allowance	174
Income considered to be permanently reinvested in foreign subsidiaries and foreign corporate joint ventures	4,227		4,134
Unrecognized tax benefits that if recognized, would affect effective tax rate	815		914		931
Accrued liabilities for interest and penalties	141		171		166
Interest and penalties affecting earnings	10		2		18
Supplementary UK Corporate Rate, before change	20.00%
Supplementary UK Corporate Rate, after change	32.00%
Overall UK Corporate Rate Before Change	50.00%
Overall UK Corporate Rate, after change	62.00%
Foreign Income Tax Expense Total, related to new rate	316
Foreign Income Tax Expense Deferred, related to new rate	106
Foreign Income Tax Expense Current, related to new rate	$ 210

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Income Taxes - Reconciliation of Beginning and Ending Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Beginning Balance	$ 1,125	$ 1,208	$ 1,068
Additions based on tax positions related to the current year	46	63	18
Additions for tax positions of prior years	145	344	177
Reductions for tax positions of prior years	(35)	(199)	(33)
Settlements	(206)	(215)	(19)
Lapse of statute	(4)	(76)	(3)
Unrecognized Tax Benefits, Ending Balance	$ 1,071	$ 1,125	$ 1,208

Income Taxes - Amounts of U.S. and Foreign Income (Loss) from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) from continuing operations before income taxes, Income Tax Reconciliation
Income from continuing operations before income taxes, Domestic	$ 4,703	$ 3,810	$ 2,218
Income from continuing operations before income taxes, Foreign	11,522	14,502	6,496
Income before income taxes	16,225	18,312	8,714
Federal statutory income tax	5,679	6,409	3,050
Foreign taxes in excess of federal statutory rate	2,924	1,375	1,902
Federal manufacturing deduction	(73)	(75)	(40)
State income tax	272	173	57
Other	(32)	(19)	(52)
Provision for income taxes	$ 8,770	$ 7,863	$ 4,917
Income (loss) from continuing operations before income taxes, Percent of Pretax Income
Income from continuing operations before income taxes, United States, Percentage	29.00%	20.80%	25.50%
Income from continuing operations before income taxes, Foreign, Percentage	71.00%	79.20%	74.50%
Income (loss) before income taxes, Percent	100.00%	100.00%	100.00%
Domestic federal statutory rate	35.00%	35.00%	35.00%
Foreign taxes in excess of federal statutory rate	18.00%	7.50%	21.80%
Federal manufacturing deduction, Rate	(0.40%)	(0.40%)	(0.50%)
State income tax, Rate	1.70%	0.90%	0.70%
Other, Rate	(0.20%)	(0.10%)	(0.60%)
Total Income taxes charged to income (loss), Rate	54.10%	42.90%	56.40%

Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income in Equity Section of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Class of Stock [Line Items]
Defined Benefit Pension Plans	$ (613)		$ 146		$ (70)
Net Unrealized Gain (loss) on Securities	(158)		158
Foreign Currency Translation	(917)		1,404		5,007
Hedging	1				3
Other comprehensive income (loss), net of tax	(1,687)		1,708		4,940
Defined Benefit Plans, Beginning Balance	(1,358)		(1,504)		(1,434)
Net Unrealized Gain on Securities, Beginning Balance	158
Foreign Currency Translation, Beginning Balance	6,140		4,736		(240)
Hedging, Beginning Balance	(7)		(7)		(10)
Accumulated Other Comprehensive Income, Beginning Balance	4,933	[1]	3,225		(1,684)
Other					(31)
Other					(31)
Defined Benefit Plans, Ending Balance	(1,971)		(1,358)		(1,504)
Net Unrealized Gain on Securities, Ending Balance			158
Foreign Currency Translation, Ending Balance	5,223		6,140		4,736
Hedging, Ending Balance	(6)		(7)		(7)
Accumulated Other Comprehensive Income (loss), Ending Balance	$ 3,246	[1]	$ 4,933	[1]	$ 3,225

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income in Equity Section of Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2008
Class of Stock [Line Items]
Increase in foreign currency translation and accumulated other comprehensive incomes	$ 191
Decrease to liabilities	1
Reduction in Retained Earnings	$ 190

Cash Flow Information - Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncash Investing and Financing Activities
Increase in PP&E related to an increase in asset retirement obligations	$ 182	$ 808	$ 974
Cash Payments
Interest	919	1,120	1,052
Income taxes	10,285	8,262	6,377
Net Sales (Purchases) of Short-Term Investments
Short-term investments purchased	(6,744)	(982)
Short-term investments sold	7,144
Net Purchases Of Short Term Investment, Total	$ 400	$ (982)

Other Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Incurred
Debt	$ 1,230		$ 1,401		$ 1,470
Other	212		237		269
Capitalized	(488)		(471)		(472)
Expensed	954	[1]	1,167	[1]	1,267	[1]
Other Income
Interest income	170		135		166
Other, net	104		47		91
Other income	274		182		257
Research and Development Expenditures-expensed	193		172		121
Advertising Expenses	29		8		12
Shipping and Handling Costs	1,417	[2]	1,387	[2]	1,213	[2]
Cash Dividends paid per common share	$ 2.64		$ 2.15		$ 1.91
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(33)		(39)		(3)
Alaska [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax
Lower 48 and Latin America [Member]
Other Income
Interest income	51		54		59
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax			1
Canada [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(3)		10		(28)
Europe [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	7		20		86
Asia Pacific and Middle East [Member]
Other Income
Interest income	7		8		10
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(23)		(96)		26
Other International [Member]
Other Income
Interest income	18		19		22
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	3		4		27
LUKOIL Investment [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	(1)		15		(20)
Corporate and Other [Member]
Foreign Currency Transaction (Gains) Losses-after-tax
Foreign currency transaction gain loss after tax	$ (16)		$ 7		$ (94)

[1]	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26-Separation of Downstream Business.
[2]	Amounts included in production and operating expenses.

Other Financial Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Pretax interest expense included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream Business	$ 18	$ 20	$ 22

Related Party Transactions - Significant Transactions with Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Operating revenues and other income	$ 49	[1]	$ 18	[1]	$ 16	[1]
Gain on dispositions			1,149	[2]
Purchases	327	[3]	656	[3]	814	[3]
Operating expenses and selling, general and administrative expenses	233	[4]	238	[4]	229	[4]
Net interest expense	$ 61	[5]	$ 75	[5]	$ 84	[5]

[1]	We sold natural gas to DCP Midstream and crude oil to the Malaysian Refining Company Sdn. Bhd. (MRC), among others, for processing and marketing. Natural gas liquids, solvents and petrochemical feedstocks were sold to CPChem, gas oil and hydrogen feedstocks were sold to Excel Paralubes and refined products were sold primarily to CFJ Properties and LUKOIL. Beginning in the third quarter of 2010, CFJ was no longer considered a related party due to the sale of our interest. Natural gas, crude oil, blendstock and other intermediate products were sold to WRB. In addition, we charged several of our affiliates, including CPChem and MSLP, for the use of common facilities, such as steam generators, waste and water treaters and warehouse facilities. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $8,304 million, $7,315 million and $7,184 million, respectively.
[2]	In 2011, we sold the Seaway Products Pipeline to DCP Midstream for cash proceeds of $400 million, resulting in a before-tax gain of $156 million, which is included in discontinued operations and excluded from the table above. During 2010, we sold a portion of our LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary of LUKOIL, resulting in a before-tax gain of $1,149 million.
[3]	We purchased refined products from WRB. We purchased natural gas and natural gas liquids from DCP Midstream and CPChem for use in our refinery processes and other feedstocks from various affiliates. We purchased crude oil from LUKOIL and refined products from MRC. We also paid fees to various pipeline equity companies for transporting finished refined products and natural gas, as well as a price upgrade to MSLP for heavy crude processing. We purchased base oils and fuel products from Excel Paralubes for use in our refinery and specialty businesses. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $20,369 million, $15,163 million and $11,965 million, respectively.
[4]	We paid processing fees to various affiliates. Additionally, we paid transportation fees to pipeline equity companies. Amounts related to discontinued operations entities and excluded from the table above for the years 2011, 2010 and 2009 totaled $159 million, $106 million and $93 million, respectively.
[5]	We paid and/or received interest to/from various affiliates, including FCCL. See Note 6-Investments, Loans and Long-Term Receivables, for additional information on loans to affiliated companies. Amounts related to discontinued operations entities and excluded from the table above totaled $10 million in net interest expense for 2011 and net interest income of $2 million and $10 million for 2010 and 2009, respectively.

Related Party Transactions - Significant Transactions with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Discontinued operations, Revenue from related parties	$ 8,304	$ 7,315		$ 7,184
Before-tax gain from sale to DCP Midstream		1,149	[1]
Before-tax gain on sale of LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary		1,149
Discontinued operations, Purchases from related parties	20,369	15,163		11,965
Discontinued operations, Expenses from transactions with related parties	159	106		93
Discontinued operations, Interest expense	10
Discontinued operations, Interest income		2		10
Seaway Products Pipeline [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Oil and Gas Property and Equipment	400
Before-tax gain from sale to DCP Midstream	$ 156

[1]	In 2011, we sold the Seaway Products Pipeline to DCP Midstream for cash proceeds of $400 million, resulting in a before-tax gain of $156 million, which is included in discontinued operations and excluded from the table above. During 2010, we sold a portion of our LUKOIL shares under a stock purchase and option agreement with a wholly owned subsidiary of LUKOIL, resulting in a before-tax gain of $1,149 million.

Segment Disclosure and Related Information - Analysis of Results by Operating Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Information [Line Items]
Sales and other operating revenues	$ 65,756		$ 57,296		$ 48,828
Depreciation, Depletion, Amortization and Impairments, Total	7,336		8,250		8,876
Consolidated equity in earnings of affiliates	1,234		1,368		1,439
Provision for income taxes	8,770		7,863		4,917
Consolidated net income attributable to ConocoPhillips	12,436		11,358		4,414
Investments in and advances to affiliates	32,660		32,235		36,632
Consolidated capital expenditures and investments	12,244		8,611		8,400
Total assets	153,230	[1]	156,314	[1]	152,138
Interest income	170		135		166
Alaska [Member]
Segment Information [Line Items]
Sales and other operating revenues	9,533		7,462		6,428
Depreciation, Depletion, Amortization and Impairments, Total	578		626		694
Consolidated equity in earnings of affiliates	(77)		8		(38)
Provision for income taxes	1,171		1,017		823
Consolidated net income attributable to ConocoPhillips	1,984		1,727		1,534
Investments in and advances to affiliates	58		143		117
Consolidated capital expenditures and investments	774		729		810
Total assets	10,723		10,832		10,449
Lower 48 and Latin America Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	23,507		21,980		18,303
Intersegment Eliminations Before Lower 48 and Latin America [Member]
Segment Information [Line Items]
Sales and other operating revenues	(283)		(180)		(150)
Lower 48 and Latin America [Member]
Segment Information [Line Items]
Sales and other operating revenues	23,224		21,800		18,153
Depreciation, Depletion, Amortization and Impairments, Total	2,228		2,286		2,718
Consolidated equity in earnings of affiliates	99		80		32
Provision for income taxes	741		595		(37)
Consolidated net income attributable to ConocoPhillips	1,288		1,029		(73)
Investments in and advances to affiliates	1,168		1,190		1,184
Consolidated capital expenditures and investments	3,882		1,790		2,035
Total assets	25,872		24,213		25,098
Interest income	51		54		59
Canada Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	6,270		6,147		5,412
Intersegment Eliminations Before Canada [Member]
Segment Information [Line Items]
Sales and other operating revenues	(944)		(797)		(703)
Canada [Member]
Segment Information [Line Items]
Sales and other operating revenues	5,326		5,350		4,709
Depreciation, Depletion, Amortization and Impairments, Total	1,758		1,680		1,985
Consolidated equity in earnings of affiliates	677		505		344
Provision for income taxes	(45)		215		(237)
Consolidated net income attributable to ConocoPhillips	91		2,902		(257)
Investments in and advances to affiliates	9,045		8,675		8,320
Consolidated capital expenditures and investments	1,761		1,356		1,176
Total assets	20,847		21,168		23,559
Interest and debt expense	122		140		156
Europe Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	17,119		12,819		11,852
Intersegment Eliminations Before Europe [Member]
Segment Information [Line Items]
Sales and other operating revenues	(50)		(17)
Europe [Member]
Segment Information [Line Items]
Sales and other operating revenues	17,069		12,802		11,852
Depreciation, Depletion, Amortization and Impairments, Total	1,405		2,049		2,111
Consolidated equity in earnings of affiliates	46		41		30
Provision for income taxes	4,459		3,118		2,272
Consolidated net income attributable to ConocoPhillips	1,830		1,703		1,119
Investments in and advances to affiliates	195		211		204
Consolidated capital expenditures and investments	2,222		1,190		1,144
Total assets	12,452		11,335		12,589
Asia Pacific and Middle East Before Intersegment Eliminations [Member]
Segment Information [Line Items]
Sales and other operating revenues	8,665		7,161		5,463
Intersegment Eliminations Before Asia Pacific and Middle East [Member]
Segment Information [Line Items]
Sales and other operating revenues	(1)		(1)
Asia Pacific and Middle East [Member]
Segment Information [Line Items]
Sales and other operating revenues	8,664		7,160		5,463
Depreciation, Depletion, Amortization and Impairments, Total	1,063		1,329		1,050
Consolidated equity in earnings of affiliates	819		(17)		(68)
Provision for income taxes	1,887		1,340		1,111
Consolidated net income attributable to ConocoPhillips	3,032		2,099		1,322
Investments in and advances to affiliates	11,571		11,335		9,145
Consolidated capital expenditures and investments	2,325		2,157		2,100
Total assets	22,374		21,853		20,206
Interest income	7		8		10
Other International [Member]
Segment Information [Line Items]
Sales and other operating revenues	1,781		2,624		2,184
Depreciation, Depletion, Amortization and Impairments, Total	196		209		210
Consolidated equity in earnings of affiliates	(329)		(540)		(73)
Provision for income taxes	709		1,451		1,173
Consolidated net income attributable to ConocoPhillips	(94)		(261)		20
Investments in and advances to affiliates	381		828		1,978
Consolidated capital expenditures and investments	1,038		1,203		1,001
Total assets	9,070		8,675		8,431
Interest income	18		19		22
LUKOIL Investment [Member]
Segment Information [Line Items]
Depreciation, Depletion, Amortization and Impairments, Total
Consolidated equity in earnings of affiliates			1,295		1,219
Provision for income taxes	123		505		12
Consolidated net income attributable to ConocoPhillips	239		2,513		1,219
Investments in and advances to affiliates					6,411
Consolidated capital expenditures and investments
Total assets			1,129		6,416
Corporate and Other [Member]
Segment Information [Line Items]
Sales and other operating revenues	159		98		39
Depreciation, Depletion, Amortization and Impairments, Total	108		71		108
Consolidated equity in earnings of affiliates	(1)		(4)		(7)
Provision for income taxes	(275)		(378)		(200)
Consolidated net income attributable to ConocoPhillips	(976)		(1,317)		(1,161)
Investments in and advances to affiliates	9
Consolidated capital expenditures and investments	242		186		134
Total assets	8,485		11,974		1,994
Discontinued operations [Member]
Segment Information [Line Items]
Consolidated net income attributable to ConocoPhillips	5,042		963		691
Investments in and advances to affiliates	10,233		9,853		9,273
Total assets	43,407		45,135		43,396
Corporate [Member]
Segment Information [Line Items]
Interest income	94		54		75
Interest and debt expense	$ 832		$ 1,027		$ 1,111

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.

Segment Disclosures and Related Information - Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and other operating revenues	$ 65,756	$ 57,296	$ 48,828
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, domestic	33,750	32,246	32,841
Sales and Other Operating Revenues, domestic	32,790	29,305	24,591
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	12,572	12,461	10,729
Sales and Other Operating Revenues, foreign	3,458	2,789	2,229
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	20,083	20,439	22,451
Sales and Other Operating Revenues, foreign	5,326	5,350	4,709
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	2,449	2,656	2,849
Sales and Other Operating Revenues, foreign	2,154	1,870	1,076
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	1,726	1,745	2,072
Sales and Other Operating Revenues, foreign	2,076	1,696	1,419
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	5,918	5,664	5,797
Sales and Other Operating Revenues, foreign	5,755	4,692	4,101
Russia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	341	815	8,383
Sales and Other Operating Revenues, foreign
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	3,257	2,975	3,768
Sales and Other Operating Revenues, foreign	11,314	8,110	7,751
Other foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	11,465	10,265	8,704
Sales and Other Operating Revenues, foreign	2,883	3,484	2,952
Discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	25,279	25,523	26,746
Sales and Other Operating Revenues, foreign
Worldwide Consolidated [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	116,840	114,789	124,340
Sales and other operating revenues	$ 65,756	$ 57,296	$ 48,828

Separation of Downstream Business - Additional Information (Detail) (USD $)	12 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Phillips 66 [Member]	Dec. 31, 2010 Phillips 66 [Member]	Dec. 31, 2009 Phillips 66 [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member] Sourced From Senior Notes [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member] Sourced From Term Loan [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member] Sourced From Cash On Hand [Member]
Assets Held For Sale [Line Items]
Special cash distribution from Phillips 66							$ 7,800,000,000	$ 5,800,000,000	$ 2,000,000,000	$ 1,600,000,000
Cash transferred to Phillips 66 at separation							3,600,000,000
Restricted cash							2,468,000,000
Separation costs incurred	17,000,000
Sales and other operating revenues	65,756,000,000	57,296,000,000	48,828,000,000	15,822,000,000	13,412,000,000	11,424,000,000
Purchased commodities	$ 29,975,000,000	$ 24,969,000,000	$ 21,349,000,000	$ 516,000,000	$ 479,000,000	$ 606,000,000

Separation of Downstream Business - Carrying Value of Major Categories of Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Liabilities
Sales and other operating revenues from discontinued operations	$ 196,068		$ 146,542		$ 112,675
Income from discontinued operations before-tax	6,776		1,438		868
Income tax expense	1,729		470		173
Income from discontinued operations	5,047	[1]	968	[1]	695	[1]
Planned Separation of Downstream Business [Member]
Assets
Cash and cash equivalents
Accounts and notes receivable	8,353		8,362
Accounts and notes receivable-related parties	1,671		1,849
Inventories	3,403		4,062
Prepaid expenses and other current assets	443		352
Total current assets of discontinued operations	13,870		14,625
Investments and long-term receivables	10,304		9,917
Loans and advances-related parties	1		401
Net properties, plants and equipment	15,047		15,670
Goodwill	3,332		3,633
Intangibles	732		777
Other assets	121		112
Total assets of discontinued operations	43,407		45,135
Liabilities
Accounts payable	10,007		9,816
Accounts payable-related parties	785		937
Short-term debt	30		29
Accrued income and other taxes	967		995
Employee benefit obligations	76		98
Other accruals	411		452
Total current liabilities of discontinued operations	12,276		12,327
Long-term debt	361		388
Asset retirement obligations and accrued environmental costs	787		802
Deferred income taxes	5,533		4,698
Employee benefit obligations	1,057		702
Other liabilities and deferred credits	417		274
Total liabilities of discontinued operations	$ 20,431		$ 19,191

[1]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.

Supplementary Information - Condensed Consolidating Financial Information - Additional Information (Detail)	Dec. 31, 2011
ConocoPhillips Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%
ConocoPhillips Australia Funding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%
ConocoPhillips Canada Funding Company I [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%
ConocoPhillips Canada Funding Company II [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage in subsidiaries	100.00%

Supplementary Information - Condensed Consolidated Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues and Other Income
Sales and other operating revenues	$ 65,756		$ 57,296		$ 48,828
Equity in earnings of affiliates	1,234		1,368		1,439
Gain on dispositions	370		5,563		81
Other income	274		182		257
Total Revenues and Other Income	67,634		64,409		50,605
Costs and Expenses
Purchased commodities	29,975		24,969		21,349
Production and operating expenses	6,742		6,525		6,291
Selling, general and administrative expenses	867		811		664
Exploration expenses	1,066		1,155		1,182
Depreciation, depletion and amortization	7,015		8,169		8,407
Impairments	321		81		469
Taxes other than income taxes	4,021		2,804		1,862
Accretion on discounted liabilities	426		417		389
Interest and debt expense	954	[1]	1,167	[1]	1,267	[1]
Foreign currency transaction (gains) losses	22		(1)		11
Total Costs and Expenses	51,409		46,097		41,891
Income (loss) before income taxes	16,225		18,312		8,714
Provision for income taxes	8,770		7,863		4,917
Income (Loss) from Continuing Operations	7,455		10,449		3,797
Income from discontinued operations	5,047	[2]	968	[2]	695	[2]
Net income (loss)	12,502		11,417		4,492
Less: net income (loss) attributable to noncontrolling interests	(66)		(59)		(78)
Net Income (Loss) Attributable to ConocoPhillips	12,436		11,358		4,414
Comprehensive Income (Loss) Attributable to ConocoPhillips	10,749		13,066		9,354
ConocoPhillips [Member]
Revenues and Other Income
Equity in earnings of affiliates	8,431		11,009		4,120
Other income			1
Intercompany revenues	4		5		31
Total Revenues and Other Income	8,435		11,015		4,151
Costs and Expenses
Production and operating expenses					2
Selling, general and administrative expenses	13		12		15
Interest and debt expense	1,594		946		631
Total Costs and Expenses	1,607		958		648
Income (loss) before income taxes	6,828		10,057		3,503
Provision for income taxes	(561)		(333)		(216)
Income (Loss) from Continuing Operations	7,389		10,390		3,719
Income from discontinued operations	5,047		968		695
Net income (loss)	12,436		11,358		4,414
Net Income (Loss) Attributable to ConocoPhillips	12,436		11,358		4,414
Comprehensive Income (Loss) Attributable to ConocoPhillips	10,749		13,066		9,354
ConocoPhillips Company [Member]
Revenues and Other Income
Sales and other operating revenues	20,606		21,531		17,614
Equity in earnings of affiliates	8,512		11,381		4,744
Gain on dispositions	261		370		4
Other income	98		191		111
Intercompany revenues	1,346		661		937
Total Revenues and Other Income	30,823		34,134		23,410
Costs and Expenses
Purchased commodities	17,944		18,587		15,343
Production and operating expenses	1,126		1,328		1,205
Selling, general and administrative expenses	607		603		421
Exploration expenses	333		247		295
Depreciation, depletion and amortization	867		978		1,124
Impairments	38				1
Taxes other than income taxes	292		293		259
Accretion on discounted liabilities	48		41		33
Interest and debt expense	448		502		387
Foreign currency transaction (gains) losses	(16)		23		(36)
Total Costs and Expenses	21,687		22,602		19,032
Income (loss) before income taxes	9,136		11,532		4,378
Provision for income taxes	705		523		258
Income (Loss) from Continuing Operations	8,431		11,009		4,120
Income from discontinued operations	5,047		968		695
Net income (loss)	13,478		11,977		4,815
Net Income (Loss) Attributable to ConocoPhillips	13,478		11,977		4,815
Comprehensive Income (Loss) Attributable to ConocoPhillips	11,791		13,685		9,755
ConocoPhillips Australia Funding Company [Member]
Revenues and Other Income
Intercompany revenues	46		46		52
Total Revenues and Other Income	46		46		52
Costs and Expenses
Interest and debt expense	42		42		47
Total Costs and Expenses	42		42		47
Income (loss) before income taxes	4		4		5
Provision for income taxes	1		1		2
Income (Loss) from Continuing Operations	3		3		3
Net income (loss)	3		3		3
Net Income (Loss) Attributable to ConocoPhillips	3		3		3
Comprehensive Income (Loss) Attributable to ConocoPhillips	3		3		3
ConocoPhillips Canada Funding Company I [Member]
Revenues and Other Income
Intercompany revenues	91		86		78
Total Revenues and Other Income	91		86		78
Costs and Expenses
Interest and debt expense	77		77		77
Foreign currency transaction (gains) losses	(10)		47		171
Total Costs and Expenses	67		124		248
Income (loss) before income taxes	24		(38)		(170)
Provision for income taxes	(1)		7		4
Income (Loss) from Continuing Operations	25		(45)		(174)
Net income (loss)	25		(45)		(174)
Net Income (Loss) Attributable to ConocoPhillips	25		(45)		(174)
Comprehensive Income (Loss) Attributable to ConocoPhillips	(6)		24		16
ConocoPhillips Canada Funding Company II [Member]
Revenues and Other Income
Other income			(28)
Intercompany revenues	35		66		48
Total Revenues and Other Income	35		38		48
Costs and Expenses
Interest and debt expense	32		45		53
Foreign currency transaction (gains) losses	(35)		50		216
Total Costs and Expenses	(3)		95		269
Income (loss) before income taxes	38		(57)		(221)
Provision for income taxes	12		(6)		(24)
Income (Loss) from Continuing Operations	26		(51)		(197)
Net income (loss)	26		(51)		(197)
Net Income (Loss) Attributable to ConocoPhillips	26		(51)		(197)
Comprehensive Income (Loss) Attributable to ConocoPhillips	14		(19)		(68)
All Other Subsidiaries [Member]
Revenues and Other Income
Sales and other operating revenues	45,150		35,765		31,214
Equity in earnings of affiliates	1,288		1,278		1,071
Gain on dispositions	109		5,193		77
Other income	176		18		146
Intercompany revenues	2,683		3,886		2,708
Total Revenues and Other Income	49,406		46,140		35,216
Costs and Expenses
Purchased commodities	14,465		9,958		9,132
Production and operating expenses	5,679		5,221		5,110
Selling, general and administrative expenses	256		223		239
Exploration expenses	733		908		887
Depreciation, depletion and amortization	6,148		7,191		7,283
Impairments	283		81		468
Taxes other than income taxes	3,729		2,511		1,603
Accretion on discounted liabilities	378		376		356
Interest and debt expense	460		678		763
Foreign currency transaction (gains) losses	83		(121)		(340)
Total Costs and Expenses	32,214		27,026		25,501
Income (loss) before income taxes	17,192		19,114		9,715
Provision for income taxes	8,614		7,671		4,893
Income (Loss) from Continuing Operations	8,578		11,443		4,822
Income from discontinued operations	4,601		1,204		218
Net income (loss)	13,179		12,647		5,040
Less: net income (loss) attributable to noncontrolling interests	(66)		(59)		(78)
Net Income (Loss) Attributable to ConocoPhillips	13,113		12,588		4,962
Comprehensive Income (Loss) Attributable to ConocoPhillips	11,901		14,279		9,661
Consolidating Adjustments [Member]
Revenues and Other Income
Equity in earnings of affiliates	(16,997)		(22,300)		(8,496)
Intercompany revenues	(4,205)		(4,750)		(3,854)
Total Revenues and Other Income	(21,202)		(27,050)		(12,350)
Costs and Expenses
Purchased commodities	(2,434)		(3,576)		(3,126)
Production and operating expenses	(63)		(24)		(26)
Selling, general and administrative expenses	(9)		(27)		(11)
Interest and debt expense	(1,699)		(1,123)		(691)
Total Costs and Expenses	(4,205)		(4,750)		(3,854)
Income (loss) before income taxes	(16,997)		(22,300)		(8,496)
Income (Loss) from Continuing Operations	(16,997)		(22,300)		(8,496)
Income from discontinued operations	(9,648)		(2,172)		(913)
Net income (loss)	(26,645)		(24,472)		(9,409)
Net Income (Loss) Attributable to ConocoPhillips	(26,645)		(24,472)		(9,409)
Comprehensive Income (Loss) Attributable to ConocoPhillips	$ (23,703)		$ (27,972)		$ (19,367)

[1]	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26-Separation of Downstream Business.
[2]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.

Supplementary Information - Schedule of Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 5,780	[1]	$ 9,454	[1]	$ 542	$ 755
Short-term investments	581	[1],[2]	973	[1],[2]
Accounts and notes receivable	16,526		15,812
Investments in LUKOIL			1,083	[1]
Inventories	4,631	[1]	5,197	[1]
Prepaid expenses and other current assets	2,700	[1]	2,141	[1]
Total Current Assets	30,218	[1]	34,660	[1]
Investments, loans and long-term receivables*	33,783		33,761
Net properties, plants and equipment	84,180	[1]	82,554	[1]
Goodwill	3,332	[1]	3,633	[1]	3,638
Intangibles	745	[1]	801	[1]
Other assets	972	[1]	905	[1]
Total Assets	153,230	[1]	156,314	[1]	152,138
Liabilities and Stockholders' Equity
Accounts payable	19,653		18,399
Short-term debt	1,013	[1]	936	[1]
Accrued income and other taxes	4,220	[1]	4,874	[1]
Employee benefit obligations	1,111	[1]	1,081	[1]
Other accruals	2,071	[1]	2,129	[1]
Total Current Liabilities	28,068	[1]	27,419	[1]
Long-term debt	21,610	[1]	22,656	[1]
Asset retirement obligations and accrued environmental costs	9,329	[1]	9,199	[1]
Joint venture acquisition obligation	3,582	[1]	4,314	[1]
Deferred income taxes	18,040	[1]	17,320	[1]
Employee benefit obligations	4,068	[1]	3,683	[1]
Other liabilities and deferred credits*	2,784	[1]	2,599	[1]
Total Liabilities	87,481	[1]	87,190	[1]
Retained earnings	49,049	[1]	40,252	[1]
Other common stockholders' equity	16,190		28,325
Noncontrolling interests	510	[1]	547	[1]
Total Liabilities and Equity	153,230	[1]	156,314	[1]
ConocoPhillips [Member]
Assets
Accounts and notes receivable	60		36
Prepaid expenses and other current assets	22		23
Total Current Assets	82		59
Investments, loans and long-term receivables*	96,284		84,461
Other assets	64		55
Total Assets	96,430		84,575
Liabilities and Stockholders' Equity
Accounts payable	10
Short-term debt	892		(5)
Other accruals	244		242
Total Current Liabilities	1,146		237
Long-term debt	10,951		11,832
Deferred income taxes	(5)		(1)
Other liabilities and deferred credits*	25,959		10,752
Total Liabilities	38,051		22,820
Retained earnings	42,550		33,753
Other common stockholders' equity	15,829		28,002
Total Liabilities and Equity	96,430		84,575
ConocoPhillips Company [Member]
Assets
Cash and cash equivalents	2,028		718		122	8
Accounts and notes receivable	9,186		9,126
Inventories	2,239		3,121
Prepaid expenses and other current assets	1,090		824
Total Current Assets	14,543		13,789
Investments, loans and long-term receivables*	135,618		112,008
Net properties, plants and equipment	19,595		19,524
Goodwill	3,332		3,633
Intangibles	722		760
Other assets	301		254
Total Assets	174,111		149,968
Liabilities and Stockholders' Equity
Accounts payable	18,747		14,939
Short-term debt	27		354
Accrued income and other taxes	315		431
Employee benefit obligations	835		773
Other accruals	634		620
Total Current Liabilities	20,558		17,117
Long-term debt	3,599		3,674
Asset retirement obligations and accrued environmental costs	1,766		1,686
Deferred income taxes	3,982		3,659
Employee benefit obligations	3,092		2,779
Other liabilities and deferred credits*	40,479		32,268
Total Liabilities	73,476		61,183
Retained earnings	34,921		21,440
Other common stockholders' equity	65,714		67,345
Total Liabilities and Equity	174,111		149,968
ConocoPhillips Australia Funding Company [Member]
Assets
Cash and cash equivalents	1
Accounts and notes receivable			1
Total Current Assets	1		1
Investments, loans and long-term receivables*	760		762
Other assets			1
Total Assets	761		764
Liabilities and Stockholders' Equity
Other accruals	9		9
Total Current Liabilities	9		9
Long-term debt	749		750
Total Liabilities	758		759
Retained earnings	1		3
Other common stockholders' equity	2		2
Total Liabilities and Equity	761		764
ConocoPhillips Canada Funding Company I [Member]
Assets
Cash and cash equivalents	37		29		18	10
Prepaid expenses and other current assets	1		2
Total Current Assets	38		31
Investments, loans and long-term receivables*	1,417		1,445
Other assets	2		3
Total Assets	1,457		1,479
Liabilities and Stockholders' Equity
Accounts payable	1		2
Accrued income and other taxes	2
Other accruals	14		15
Total Current Liabilities	17		17
Long-term debt	1,250		1,250
Deferred income taxes	11		16
Other liabilities and deferred credits*	104		114
Total Liabilities	1,382		1,397
Retained earnings	(70)		(94)
Other common stockholders' equity	145		176
Total Liabilities and Equity	1,457		1,479
ConocoPhillips Canada Funding Company II [Member]
Assets
Cash and cash equivalents	1		4		1	1
Total Current Assets	1		4
Investments, loans and long-term receivables*	565		577
Other assets	3		3
Total Assets	569		584
Liabilities and Stockholders' Equity
Accounts payable	1
Accrued income and other taxes			6
Other accruals	6		6
Total Current Liabilities	7		12
Long-term debt	498		499
Deferred income taxes	9		(2)
Other liabilities and deferred credits*	29		61
Total Liabilities	543		570
Retained earnings	(55)		(81)
Other common stockholders' equity	81		95
Total Liabilities and Equity	569		584
All Other Subsidiaries [Member]
Assets
Cash and cash equivalents	3,713		8,703		554	750
Short-term investments	581		973
Accounts and notes receivable	20,898		16,625
Investments in LUKOIL			1,083
Inventories	2,392		2,076
Prepaid expenses and other current assets	1,587		1,292
Total Current Assets	29,171		30,752
Investments, loans and long-term receivables*	59,651		50,563
Net properties, plants and equipment	64,585		63,030
Intangibles	23		41
Other assets	602		589
Total Assets	154,032		144,975
Liabilities and Stockholders' Equity
Accounts payable	14,512		13,434
Short-term debt	94		587
Accrued income and other taxes	3,903		4,437
Employee benefit obligations	276		308
Other accruals	1,164		1,237
Total Current Liabilities	19,949		20,003
Long-term debt	4,563		4,651
Asset retirement obligations and accrued environmental costs	7,563		7,513
Joint venture acquisition obligation	3,582		4,314
Deferred income taxes	14,043		13,648
Employee benefit obligations	976		904
Other liabilities and deferred credits*	20,047		19,169
Total Liabilities	70,723		70,202
Retained earnings	29,821		20,055
Other common stockholders' equity	52,978		54,171
Noncontrolling interests	510		547
Total Liabilities and Equity	154,032		144,975
Consolidating Adjustments [Member]
Assets
Cash and cash equivalents					(153)	(14)
Accounts and notes receivable	(13,618)		(9,976)
Total Current Assets	(13,618)		(9,976)
Investments, loans and long-term receivables*	(260,512)		(216,055)
Total Assets	(274,130)		(226,031)
Liabilities and Stockholders' Equity
Accounts payable	(13,618)		(9,976)
Total Current Liabilities	(13,618)		(9,976)
Other liabilities and deferred credits*	(83,834)		(59,765)
Total Liabilities	(97,452)		(69,741)
Retained earnings	(58,119)		(34,824)
Other common stockholders' equity	(118,559)		(121,466)
Total Liabilities and Equity	$ (274,130)		$ (226,031)

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.
[2]	Includes marketable securities of: $ 232 602

Supplementary Information - Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$ 14,477		$ 14,453		$ 11,383
Net cash provided by (used in) discontinued operations	5,169		2,592		1,096
Net Cash Provided by (Used in) Operating Activities	19,646		17,045		12,479
Cash Flows From Investing Activities
Capital expenditures and investments	(12,244)		(8,611)		(8,400)
Proceeds from asset dispositions	2,192		14,710		512
Net purchases of short-term investments	400		(982)
Long-term advances/loans-related parties	(9)		(113)		(175)
Collection of advances/loans-related parties	98		95		92
Other	56		218		9
Net cash provided by (used in) continuing investing activities	(9,507)		5,317		(7,962)
Net cash provided by (used in) discontinued operations	2,492		(652)		(1,973)
Net Cash Provided by (Used in) Investing Activities	(7,015)		4,665		(9,935)
Cash Flows From Financing Activities
Issuance of debt			118		9,087
Repayment of debt	(934)		(5,294)		(7,833)
Issuance of company common stock	96		133		13
Repurchase of company common stock	(11,123)		(3,866)
Dividends paid on common stock	(3,632)		(3,175)		(2,832)
Other	(684)		(706)		(1,261)
Net cash provided by (used in) continuing financing activities	(16,277)		(12,790)		(2,826)
Net cash provided by (used in) discontinued operations	(28)		(29)		(29)
Net Cash Provided by (Used in) Financing Activities	(16,305)		(12,819)		(2,855)
Effect of Exchange Rate Changes on Cash and Cash Equivalents			21		98
Net Change in Cash and Cash Equivalents	(3,674)		8,912		(213)
Cash and cash equivalents at beginning of year	9,454	[1]	542		755
Cash and Cash Equivalents at End of Year	5,780	[1]	9,454	[1]	542
ConocoPhillips [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	14,669		7,901		(2,205)
Net Cash Provided by (Used in) Operating Activities	14,669		7,901		(2,205)
Cash Flows From Financing Activities
Issuance of debt					8,909
Repayment of debt			(990)		(3,826)
Issuance of company common stock	96		133		13
Repurchase of company common stock	(11,123)		(3,866)
Dividends paid on common stock	(3,633)		(3,175)		(2,832)
Other	(9)		(3)		(59)
Net cash provided by (used in) continuing financing activities	(14,669)		(7,901)		2,205
Net Cash Provided by (Used in) Financing Activities	(14,669)		(7,901)		2,205
ConocoPhillips Company [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	(1,805)		1,962		5,181
Net cash provided by (used in) discontinued operations	(2,359)		349		1,270
Net Cash Provided by (Used in) Operating Activities	(4,164)		2,311		6,451
Cash Flows From Investing Activities
Capital expenditures and investments	(1,504)		(1,120)		(1,890)
Proceeds from asset dispositions	318		789		314
Long-term advances/loans-related parties	(916)		(135)		(75)
Collection of advances/loans-related parties	993		87		168
Other	6		28
Net cash provided by (used in) continuing investing activities	(1,103)		(351)		(1,483)
Net cash provided by (used in) discontinued operations	2,376		(931)		(1,256)
Net Cash Provided by (Used in) Investing Activities	1,273		(1,282)		(2,739)
Cash Flows From Financing Activities
Issuance of debt	12,758		2,159		3,122
Repayment of debt	(8,657)		(2,642)		(6,727)
Other	119		52		18
Net cash provided by (used in) continuing financing activities	4,220		(431)		(3,587)
Net cash provided by (used in) discontinued operations	(18)		(18)		(11)
Net Cash Provided by (Used in) Financing Activities	4,202		(449)		(3,598)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1)		16
Net Change in Cash and Cash Equivalents	1,310		596		114
Cash and cash equivalents at beginning of year	718		122		8
Cash and Cash Equivalents at End of Year	2,028		718		122
ConocoPhillips Australia Funding Company [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	1
Net cash provided by (used in) discontinued operations
Net Cash Provided by (Used in) Operating Activities	1
Cash Flows From Investing Activities
Proceeds from asset dispositions
Net purchases of short-term investments
Long-term advances/loans-related parties
Collection of advances/loans-related parties					950
Net cash provided by (used in) continuing investing activities					950
Net Cash Provided by (Used in) Investing Activities					950
Cash Flows From Financing Activities
Issuance of debt
Repayment of debt					(950)
Dividends paid on common stock
Net cash provided by (used in) continuing financing activities					(950)
Net Cash Provided by (Used in) Financing Activities					(950)
Net Change in Cash and Cash Equivalents	1
Cash and Cash Equivalents at End of Year	1
ConocoPhillips Canada Funding Company I [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	13		11		8
Net Cash Provided by (Used in) Operating Activities	13		11		8
Cash Flows From Investing Activities
Long-term advances/loans-related parties	(4)
Net cash provided by (used in) continuing investing activities	(4)
Net Cash Provided by (Used in) Investing Activities	(4)
Cash Flows From Financing Activities
Net Change in Cash and Cash Equivalents	9		11		8
Cash and cash equivalents at beginning of year	29		18		10
Cash and Cash Equivalents at End of Year	37		29		18
ConocoPhillips Canada Funding Company II [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	(7)		(3)
Net cash provided by (used in) discontinued operations
Net Cash Provided by (Used in) Operating Activities	(7)		(3)
Cash Flows From Investing Activities
Capital expenditures and investments
Proceeds from asset dispositions
Long-term advances/loans-related parties
Collection of advances/loans-related parties			384
Other
Net cash provided by (used in) continuing investing activities			384
Net Cash Provided by (Used in) Investing Activities			384
Cash Flows From Financing Activities
Issuance of debt	4
Repayment of debt			(378)
Issuance of company common stock
Dividends paid on common stock
Net cash provided by (used in) continuing financing activities	4		(378)
Net Cash Provided by (Used in) Financing Activities	4		(378)
Effect of Exchange Rate Changes on Cash and Cash Equivalents
Net Change in Cash and Cash Equivalents	(3)		3
Cash and cash equivalents at beginning of year	4		1		1
Cash and Cash Equivalents at End of Year	1		4		1
All Other Subsidiaries [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	4,950		7,095		10,483
Net cash provided by (used in) discontinued operations	7,528		2,243		(174)
Net Cash Provided by (Used in) Operating Activities	12,478		9,338		10,309
Cash Flows From Investing Activities
Capital expenditures and investments	(10,740)		(7,814)		(7,190)
Proceeds from asset dispositions	1,874		14,020		517
Net purchases of short-term investments	400		(982)
Long-term advances/loans-related parties	(4,562)		(2,279)		(3,312)
Collection of advances/loans-related parties	8,340		1,379		6,438
Other	50		190		9
Net cash provided by (used in) continuing investing activities	(4,638)		4,514		(3,538)
Net cash provided by (used in) discontinued operations	(8,084)		279		(717)
Net Cash Provided by (Used in) Investing Activities	(12,722)		4,793		(4,255)
Cash Flows From Financing Activities
Issuance of debt	827		260		269
Repayment of debt	(1,426)		(3,039)		(3,794)
Dividends paid on common stock	(3,051)		(2,666)		(1,945)
Other	(794)		(782)		(1,179)
Net cash provided by (used in) continuing financing activities	(4,444)		(6,227)		(6,649)
Net cash provided by (used in) discontinued operations	(304)		240		301
Net Cash Provided by (Used in) Financing Activities	(4,748)		(5,987)		(6,348)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1		5		98
Net Change in Cash and Cash Equivalents	(4,991)		8,149		(196)
Cash and cash equivalents at beginning of year	8,703		554		750
Cash and Cash Equivalents at End of Year	3,713		8,703		554
Consolidating Adjustments [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	(3,344)		(2,513)		(2,084)
Net Cash Provided by (Used in) Operating Activities	(3,344)		(2,513)		(2,084)
Cash Flows From Investing Activities
Capital expenditures and investments			323		680
Proceeds from asset dispositions			(99)		(319)
Long-term advances/loans-related parties	5,473		2,301		3,212
Collection of advances/loans-related parties	(9,235)		(1,755)		(7,464)
Net cash provided by (used in) continuing investing activities	(3,762)		770		(3,891)
Net cash provided by (used in) discontinued operations	8,200
Net Cash Provided by (Used in) Investing Activities	4,438		770		(3,891)
Cash Flows From Financing Activities
Issuance of debt	(13,589)		(2,301)		(3,213)
Repayment of debt	9,149		1,755		7,464
Dividends paid on common stock	3,052		2,666		1,945
Other			27		(41)
Net cash provided by (used in) continuing financing activities	(1,388)		2,147		6,155
Net cash provided by (used in) discontinued operations	294		(251)		(319)
Net Cash Provided by (Used in) Financing Activities	(1,094)		1,896		5,836
Net Change in Cash and Cash Equivalents			153		(139)
Cash and cash equivalents at beginning of year			(153)		(14)
Cash and Cash Equivalents at End of Year					$ (153)

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.